                                                            semi-annual report
                                                LIQUIDITY PLUS MONEY MARKET FUND
                                                                   June 30, 2000

Letter to shareholders

DEAR FELLOW SHAREHOLDERS:
             On the following pages you will find the most recent financial information for the St. Clair Liquidity Plus Fund. I hope you are pleased with the performance and operations of the Fund during this past year.

             Our goal with this Fund is to provide shareholders with a competitive money market return consistent with maintaining stability of principal. I am pleased to report that the fund continues to meet its goals.

             If you have any questions, please call your financial advisor. You may also contact us through our website at www.munder.com. Thank you very much for your continued confidence in the Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.

             Very truly yours

             /s/ James C. Robinson
             James C. Robinson, CEO
             Munder Capital Management

               Liquidity Plus Money Market Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)

             -------------------------------------------------------------------

     PRINCIPAL                                                                  RATING
                                                                      -------------------------
      AMOUNT                                                          S&P               MOODY'S                VALUE
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 13.0%
$      5,000,000     Canadian Imperial Commerce Bank
                        7.030% due 06/21/2001                          A-1+/AA-         P1/Aa3         $      5,000,000
       4,000,000     Rabobank Nederland
                        6.000% due 08/16/2000**                        A1+/AAA          P1/Aaa                3,998,085
       5,000,000     Royal Bank of Canada NY
                        6.730% due 03/23/2001**                        A1+/AA-          P1/Aa2                4,998,622
                                                                                                       ----------------

                     TOTAL CERTIFICATE OF DEPOSIT
                        (Cost $13,996,707)                                                                   13,996,707
                                                                                                       ----------------
COMMERCIAL PAPER - 50.9%
       5,000,000     Aegon Funding Corporation
                        6.620% due 09/26/2000**                        A1+/AA           P1/Aa3                4,920,008
       5,000,000     AT&T Corporation
                        6.640% due 06/14/2001                          A1+/AA-          P1/A1                 5,000,000
       5,000,000     Blue Ridge Asset Funding
                        6.370% due 07/19/2000**                        A1/NR            P1/NR                 4,984,075
       5,000,000     Golden Funding Corporation
                        6.150% due 08/08/2000**, ++                    A1+/NR           NR/NR                 4,967,542
       5,000,000     Heller Financial, Inc.
                        6.670% due 08/14/2000**, ++                    A2/A-            P2/A3                 4,959,239
       5,000,000     International Lease Finance Corporation
                        6.540% due 09/21/2000**                        A1+/A+           P1/NA1                4,925,517
       5,000,000     Lexington Parker Capital Corporation
                        6.600% due 07/25/2000**, ++                    A1/NR            NR/NR                 4,978,000
       5,000,000     Monte Rosa Capital Corporation
                        6.550% due 07/17/2000**                        A1+/NR           P1/NR                 4,985,444
       5,000,000     Receivables Funding Corporation
                        6.610% due 07/17/2000**, +                     A1/NR            P1/NR                 4,985,311
       5,000,000     SBC Communications, Inc.
                        6.080% due 07/06/2000**                        A1+/AA-          P1/Aa3                4,995,778
       5,000,000     Sigma Finance, Inc.
                        6.610% due 09/05/2000**                        A1+/AAA          P1/Aaa                4,939,408
                                                                                                       ----------------

                     TOTAL COMMERCIAL PAPER
                        (Cost $54,640,322)                                                                   54,640,322
                                                                                                       ----------------

CORPORATE BONDS AND NOTES - 13.9%
       5,000,000     Associates Corporation of North America
                        6.550% due 06/16/2001+                         A1+/A+           P1/Aa3                4,997,756
       5,000,000     GTE Corporation
                        6.590% due 07/27/2000++                        A1/A+            P2/Baa1               4,976,203
       5,000,000     Household Finance Corporation
                        7.010% due 09/14/2000+                         A1/A             P1/A2                 4,999,385
                                                                                                       ----------------

                     TOTAL CORPORATE BONDS AND NOTES
                        (Cost $14,973,344)                                                                   14,973,344
                                                                                                       ----------------

                       See Notes to Financial Statements.

               Liquidity Plus Money Market Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 22.6%
   (Cost  $24,303,730)
$     24,303,730     Agreement with Lehman Brothers Holdings, Inc.,
                     6.550% dated 06/30/2000, to be repurchased at
                     $24,316,996 on 07/03/2000, collateralized by
                     $6,582,000 U.S. Treasury Bond, 14.000%,
                     maturing 11/15/2011 (value $9,262,124) and
                     $12,620,000 U.S. Treasury Bond, 8.120%
                     maturing 05/15/2001 (value $15,524,573)                                           $     24,303,730
                                                                                                       ----------------

TOTAL INVESTMENTS (Cost $107,914,103*)                                                    100.4%            107,914,103
OTHER ASSETS AND LIABILITIES (NET)                                                         (0.4)               (472,817)
                                                                                      ---------        ----------------

NET ASSETS                                                                                100.0%       $    107,441,286
                                                                                      =========        ================


-----------------------

*  Aggregate cost for Federal tax purposes.
** Rate represents annualized yield at date of purchase.
+ Variable rate security. The interest rate shown reflects the rate currently in effect.
++ These securities have either a F1 rating by Fitch or a D1 rating by Duff &
   Phelps, or both and they are defined as eligible securities under Rule 2a-7.

                       See Notes to Financial Statements.

          Liquidity Plus Money Market Fund
                 Statement of Assets and Liabilities, June 30, 2000 (Unaudited)

           ---------------------------------------------------------------------


ASSETS:
Investments, at value (Cost $107,914,103)
 See accompanying schedule:
       Securities                                                                                         $  83,610,373
       Repurchase agreements                                                                                 24,303,730
                                                                                                             ----------
Total investments                                                                                           107,914,103
Interest receivable                                                                                             365,686
Prepaid expenses                                                                                                  7,553
Unamortized organization costs                                                                                    5,879
                                                                                                                  -----
    Total Assets                                                                                            108,293,221
                                                                                                            -----------

LIABILITIES:
Payable for Fund shares redeemed                                                                                680,260
Distribution and shareholder servicing fees payable                                                              32,601
Investment advisory fee payable                                                                                  31,654
Transfer agent fee payable                                                                                       27,279
Administration fee payable                                                                                       17,225
Custodian fees payable                                                                                            2,450
Accrued Directors' fees and expenses                                                                                921
Accrued expenses and other payables                                                                              59,545
                                                                                                                 ------
    Total Liabilities                                                                                           851,935
                                                                                                                -------

NET ASSETS                                                                                                $ 107,441,286
                                                                                                          = ===========

NET ASSETS consist of:
Accumulated net realized loss on investments sold                                                         $        (123)
Par value                                                                                                       107,441
Paid-in capital in excess of par value                                                                      107,333,968
                                                                                                            -----------
    Total Net Assets                                                                                      $ 107,441,286
                                                                                                          = ===========

NET ASSET VALUE, offering and redemption price per share
    ($107,441,286 / 107,441,409 shares outstanding)                                                       $        1.00
                                                                                                                   ====


                       See Notes to Financial Statements.

        Liquidity Plus Money Market Fund
               Statement of Operations, Period Ended June 30, 2000 (Unaudited)

        ------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                                                                     $3,431,508
                                                                                                             ----------
    Total investment income                                                                                   3,431,508
                                                                                                              ---------

EXPENSES:
Distribution and shareholder servicing fees                                                                     197,112
Investment advisory fee                                                                                         197,112
Administration fee                                                                                               57,951
Transfer agent fee                                                                                               36,795
Legal and audit fees                                                                                             29,876
Registration and filing fees                                                                                     15,358
Custodian fees                                                                                                    9,822
Amortization of organizational costs                                                                              2,466
Directors' fees and expenses                                                                                      1,969
Other                                                                                                            15,285
                                                                                                                 ------
    Total Expenses                                                                                              563,746
                                                                                                                -------
NET INVESTMENT INCOME                                                                                         2,867,762
                                                                                                              ---------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $2,867,762
                                                                                                             ==========






                       See Notes to Financial Statements.

               Liquidity Plus Money Market Fund
                      Statement of Changes in Net Assets

             -------------------------------------------------------------------

                                                                                        ------------------------------
                                                                                        PERIOD
                                                                                        ENDED             YEAR
                                                                                        6/30/00           ENDED
                                                                                        (UNAUDITED)       12/31/99
                                                                                        ------------------------------
Net investment income                                                                   $    2,867,762    $    4,087,141
Net realized loss on investments sold                                                                -              (123)
Net increase in net assets resulting from operations                                         2,867,762         4,087,018

Distributions to shareholders from net investment income                                    (2,867,762)       (4,087,141)
Net increase/(decrease) in net assets from Fund share transactions                          (2,109,477)       32,586,176
                                                                                            ----------        ----------
Net increase/(decrease) in net assets                                                       (2,109,477)       32,586,053

NET ASSETS:
Beginning of period                                                                        109,550,763        76,964,710
                                                                                           -----------        ----------

End of period                                                                           $  107,441,286    $  109,550,763
                                                                                        =  ===========    =  ===========








                       See Notes to Financial Statements.

    Liquidity Plus Money Market Fund (a)
           Financial Highlights, For a Share Outstanding Throughout Each Period

    ----------------------------------------------------------------------------

                                                            ------------------------------------------------------------------
                                                            PERIOD
                                                            ENDED            YEAR              YEAR             PERIOD
                                                            6/30/00          ENDED             ENDED            ENDED
                                                            (UNAUDITED)      12/31/99          12/31/98         12/31/97
                                                            -----------      --------          --------         --------

Net asset value, beginning of period                        $    1.00        $     1.00        $    1.00        $     1.00
                                                            -    ----        -     ----        -    ----        -     ----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.025             0.043            0.050             0.030
                                                                -----             -----            -----             -----
Total from investment operations                                0.025             0.043            0.050             0.030
                                                                -----             -----            -----             -----
LESS DISTRIBUTIONS:
Distributions from net investment income                       (0.025)           (0.043)          (0.050)           (0.030)
                                                               ------            ------           ------            ------
Total distributions                                            (0.025)           (0.043)          (0.050)           (0.030)
                                                               ------            ------           ------            ------
Net asset value, end of period                              $    1.00        $     1.00        $    1.00        $     1.00
                                                            =    ====        =     ====        =    ====        =     ====
TOTAL RETURN (B)                                                 2.56%             4.35%            4.68%             2.59%
                                                                 ====              ====             ====              ====

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $ 107,441        $  109,551        $  76,965        $   56,636
Ratio of operating expenses to average net assets                1.00%(c)          0.96%            0.97%             0.86%(c)
Ratio of net investment income to average net assets.            5.09%(c)          4.28%            4.58%             4.29%(c)
Ratio of operating expenses to average net assets
   without expenses reimbursed                                   1.00%(c)          0.96%            0.97%             0.86%(c)

-------
(a)      Liquidity Plus Money Market Fund commenced operations on June 4, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c)      Annualized.

                       See Notes to Financial Statements.

             Liquidity Plus Money Market Fund
                    Notes To Financial Statements, June 30, 2000 (Unaudited)

             -------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. Munder Capital Management (the "Advisor"), acting under the guidelines approved by the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses of the Fund. As determined at December 31, 1999, permanent differences resulting from different book and tax accounting for organization costs were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2.    INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

      For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

             Liquidity Plus Money Market Fund
                    Notes To Financial Statements, June 30, 2000 (Unaudited)
                                 (Continued)
             -------------------------------------------------------------------

      Comerica Inc. ("Comerica") through its wholly owned subsidiary Comerica Bank, owns approximately 95% of the Advisor. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica did not earn any fees for its shareholder services to the Fund for the period ended June 30, 2000.

      Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($43,750 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meetings. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.    DISTRIBUTION AND SERVICE PLAN

      The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the Service Organization") who provide shareholder services for the Fund. The service fee also includes payments to be made by the Fund to the Distributor or directly to other service providers for expenditures incurred by the Distributor or other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Fund). The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

      Comerica Securities and LPM Investment Services, Inc. ("LPM") are among the Service Organizations who receive trail commissions from the Distributor. Comerica Securities is a wholly owned subsidiary of Comerica. LPM is an affiliate of the Advisor. For the period ended June 30, 2000, the Distributor paid $555 and $2 to Comerica Securities and LPM, respectively, for shareholder services provided to the Fund.

4.    COMMON STOCK

      At June 30, 2000, two billion shares of $.001 par value common stock were authorized for the Fund.

      Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

      Changes in common stock for the Fund were as follows:

                                                                                           PERIOD
                                                                                            ENDED            YEAR ENDED
                                                                                          6/30/00              12/31/99
                                                                                           AMOUNT                AMOUNT
                                                                                           ------                ------
     Sold                                                                       $      86,013,167     $     166,753,061
     Issued as reinvestment of dividends                                                2,867,194             4,086,573
     Redeemed                                                                         (90,989,838)         (138,253,458)
                                                                                      -----------          ------------
     Net increase (decrease)                                                    $      (2,109,477)    $      32,586,176
                                                                                =      ==========     =      ==========

5.   ORGANIZATIONAL COSTS

      Expenses incurred prior to June 30, 1998 in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

             BOARD OF DIRECTORS

             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             Thomas B. Bender
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
                                        The Munder Funds
OFFICERS
             James C. Robinson, President
             Leonard J. Barr II, Vice President
             Elyse G. Essick, Vice President
             Michael T. Monahan, Vice President
             Mary Ann Shumaker, Assistant Secretary
             Libby E. Wilson, Assistant Secretary and Treasurer
             Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009

TRANSFER AGENT
             PFPC Global Fund Services
             4400 Computer Drive
             Westborough, MA 01581

ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110

DISTRIBUTOR
             Funds Distributor, Inc.
             60 State Street
             Boston, MA 02109

LEGAL COUNSEL
             Dechert
             1775 Eye Street, N.W.
             Washington, D.C. 20006

INDEPENDENT AUDITORS
             Ernst & Young, LLP
             200 Clarendon Street
             Boston, MA 02116

SANNSTCLI600
F001cstc

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.                        [UNION LOGO]

                                                        CLASS K SHARES

                                                           Semi-Annual
                                                             Report
                                                         JUNE 30, 2000
                                        THE MUNDER INSTITUTIONAL FUNDS
                                    Institutional S&P 500 Index Equity
                                 Institutional S&P MidCap Index Equity
                               Institutional S&P SmallCap Index Equity

"We are pleased that you have chosen The Munder Funds to help you meet your investment needs and objectives."

The Munder Funds
     Letter to shareholders

DEAR FELLOW SHAREHOLDERS:

             On the following pages, you will find
the most recent financial information for The Munder
Institutional Funds. I hope you are pleased with the performance and operation of the Funds.

             These Funds were created with the
special requirements of the large institutional investor in mind. Because of the institutional focus of these Funds, we are able to offer a significantly lower expense ratio than would apply to a retail-oriented fund. We are pleased that you have chosen The Munder Funds to help you meet your investment needs and objectives.

             You will note an addition to the institutional funds offered by The Munder Funds. With the addition of the Munder Institutional S&P SmallCap Index Fund to our institutional lineup, we have funds indexed to the large-cap, mid-cap and small-cap S&P universes.

             If you have any questions about these Funds, please contact your financial advisor. You can also contact the Fund at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in Munder Capital Management and in The Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.

             Very truly yours,

             /s/ James C. Robinson
             James C. Robinson, CEO
             Munder Capital Management

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)

               -----------------------------------------------------------------

SHARES                                              VALUE
-----------------------------------------------------------
COMMON STOCKS - 98.1%
     ADVERTISING - 0.2%
    2,900 Interpublic Group of Companies,
             Inc.                           $     124,700
    1,600 Omnicom Group, Inc.                     142,500
      600 Young & Rubicam, Inc.                    34,312
                                            -------------
                                                  301,512
                                            -------------

     AEROSPACE - 0.9%
    8,600 Boeing Company                          359,588
    1,900 General Dynamics Corporation             99,275
    7,862 Honeywell International, Inc.           264,851
    3,700 Lockheed Martin Corporation              91,806
      600 Northrop Grumman Corporation             39,750
    3,100 Raytheon Company, Class B                59,675
    4,423 United Technologies Corporation         260,404
                                            -------------
                                                1,175,349
                                            -------------

     AIRLINES - 0.2%
    1,400 AMR Corporation                          37,013
    1,200 Delta Air Lines, Inc.                    60,675
    4,687 Southwest Airlines Company               88,760
      700 US Airways Group, Inc. +                 27,300
                                            -------------
                                                  213,748
                                            -------------

     APPAREL - 0.1%
      500 Liz Claiborne, Inc.                      17,625
    2,600 NIKE, Inc., Class B                     103,512
      500 Reebok International Ltd. +               7,969
    1,100 V.F. Corporation                         26,194
                                            -------------
                                                  155,300
                                            -------------

     AUTOMOBILES - 0.7%
   11,500 Ford Motor Company                      494,500
    5,200 General Motors Corporation              301,925
    2,800 Harley Davidson, Inc.                   107,800
      600 Navistar International
             Corporation +                         18,637
                                            -------------
                                                  922,862
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT - 0.3%
    1,300 AutoZone, Inc. +                         28,600
      400 Cummins Engine, Inc.                     10,900
    1,557 Dana Corporation                         32,989
    1,300 Danaher Corporation                      64,269
    5,275 Delphi Automotive Systems
             Corporation                           76,817
    1,700 Genuine Parts Company                    34,000
      800 Johnson Controls, Inc.                   41,050
      500 Snap-On, Inc.                            13,313
    1,100 TRW, Inc.                                47,712
    1,406 Visteon Corporation                      17,044
                                            -------------
                                                  366,694
                                            -------------


                        See Notes to Financial Statements

     BANKS - 5.2%
    3,600 AmSouth Bancorporation            $      56,700
   10,930 Banc One Corporation                    290,328
   16,249 Bank of America Corporation             698,707
    7,200 Bank of New York, Inc.                  334,800
    3,200 BB&T Corporation                         76,400
    1,900 Charter One Financial, Inc.              43,700
   12,150 Chase Manhattan Corporation             559,659
    1,450 Comerica, Inc.                           65,069
    2,850 Fifth Third Bancorporation              180,262
    9,668 First Union Corporation                 239,887
    9,481 Firstar Corporation                     199,694
    8,868 FleetBoston Financial
             Corporation                          301,512
    2,173 Huntington Bancshares, Inc.              34,361
    4,200 KeyCorp                                  74,025
    7,850 MBNA Corporation                        212,931
    4,700 Mellon Financial Corporation            171,256
    1,600 Morgan (J.P.) & Company, Inc.           176,200
   11,100 Morgan Stanley, Dean Witter,
             Discover and Company                 924,075
    5,700 National City Corporation                97,256
    2,100 Northern Trust Corporation              136,631
    1,260 Old Kent Financial Corporation           33,705
    2,700 PNC Bank Corporation                    126,563
    1,600 Southtrust Corporation                   36,200
    1,500 State Street Corporation                159,094
    1,600 Summit Bancorp                           39,400
    3,000 SunTrust Banks, Inc.                    137,063
    2,600 Synovus Financial Corporation            45,825
    7,400 U.S. Bancorp                            142,450
    1,900 Wachovia Corporation                    103,075
    5,344 Washington Mutual, Inc.                 154,308
   15,800 Wells Fargo & Company                   612,250
                                            -------------
                                                6,463,386
                                            -------------

     BIOTECHNOLOGY - 0.1%
    1,900 Pe Corp-PE Biosystems Group             125,163
                                            -------------

     BROADCASTING - 0.5%
    3,100 Clear Channel
             Communications +                     232,500
    5,700 MediaOne Group, Inc. +                  377,988
      500 Meredith Corporation                     16,875
                                            -------------
                                                  627,363
                                            -------------

     BUILDING MATERIALS - 1.0%
      400 Armstrong Holdings, Inc.                  6,125
      600 Centex Corporation                       14,100
      600 Crane Company                            14,588
   22,750 Home Depot, Inc.                      1,136,078




                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)

               -----------------------------------------------------------------

SHARES                                              VALUE
-----------------------------------------------------------

COMMON STOCKS - (Continued)
     BUILDING MATERIALS - (Continued)
      400 Kaufman & Broad Home
             Corporation                    $       7,925
    4,200 Masco Corporation                        75,862
      400 Pulte Corporation                         8,650
      900 Vulcan Materials Company                 38,419
                                            -------------
                                                1,301,747
                                            -------------

     BUSINESS EQUIPMENT AND SUPPLIES - 1.8%
    1,000 Avery Dennison Corporation               67,125
   17,400 International Business Machines
             Corporation                        1,906,387
    2,500 Pitney Bowes, Inc.                      100,000
    6,200 Xerox Corporation                       128,650
                                            -------------
                                                2,202,162
                                            -------------

     BUSINESS SERVICES - 1.9%
   22,600 America Online, Inc. +                1,192,150
    6,862 Cendant Corporation +                    96,068
    1,400 Convergys Corporation +                  72,625
      700 Deluxe Corporation                       16,494
    2,680 FedEx Corporation +                     101,840
      900 NCR Corporation +                        35,044
    3,425 Paychex, Inc.                           143,850
    2,530 PeopleSoft, Inc.                         42,377
    1,156 Sabre Holdings Corporation               32,946
    5,200 Yahoo!, Inc. +                          644,150
                                            -------------
                                                2,377,544
                                            -------------

     CHEMICALS AND PLASTICS - 1.7%
    2,100 Air Products & Chemicals, Inc.           64,706
    6,400 Dow Chemical Company                    193,200
    9,976 dupont (E.I.) de Nemours &
             Company                              436,450
      700 Eastman Chemical Company                 33,425
    1,200 Ecolab, Inc.                             46,875
    1,200 Engelhard Corporation                    20,475
      300 FMC Corporation +                        17,400
      700 Grace (W.R.) & Company +                  8,488
      500 Great Lakes Chemical
             Corporation                           15,750
    1,000 Hercules, Inc.                           14,063
      932 Kerr-McGee Corporation                   54,930
      600 Mallinckrodt Group, Inc.                 26,062
    3,700 Minnesota Mining &
             Manufacturing Company                305,250
   12,426 Pharmacia Corporation                   642,269
    1,500 Praxair, Inc.                            56,156
    1,800 Rockwell International
             Corporation                           56,700
    1,995 Rohm & Haas Company                      68,827
      900 Sigma-Aldrich Corporation                26,325
    1,200 Union Carbide Corporation                59,400
                                            -------------
                                                2,146,751
                                            -------------


                        See Notes to Financial Statements

     COAL - 0.1%
    2,000 CSX Corporation                   $      42,375
      300 Eastern Enterprises                      18,900
      700 Fluor Corporation                        22,138
                                            -------------
                                                   83,413
                                            -------------

     COMMUNICATION EQUIPMENT - 1.4%
    1,700 Cabletron Systems, Inc. +                42,925
    9,500 GTE Corporation                         591,375
   21,086 Motorola, Inc.                          612,812
    1,600 National Semiconductor
             Corporation +                         90,800
    1,500 Scientific-Atlanta, Inc.                111,750
    3,700 Tellabs, Inc. +                         253,219
                                            -------------
                                                1,702,881
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES - 15.0%
    3,200 3COM Corporation +                      184,400
    1,000 Adaptec, Inc. +                          22,750
    1,100 Adobe Systems, Inc.                     143,000
    1,400 Advanced Micro Devices, Inc. +          108,150
    3,000 Apple Computer, Inc. +                  157,125
      600 Autodesk, Inc.                           20,813
    5,900 Automatic Data Processing, Inc.         316,019
    2,300 BMC Software, Inc. +                     83,914
    1,300 Ceridian Corporation +                   31,281
   68,300 Cisco Systems, Inc. +                 4,341,319
    1,700 Citrix Systems, Inc. +                   32,194
   16,645 Compaq Computer Corporation             425,488
    5,450 Computer Associates
             International, Inc.                  278,972
    1,600 Computer Sciences
             Corporation +                        119,500
    3,400 Compuware Corporation +                  35,275
   25,300 Dell Computer Corporation +           1,247,606
    4,400 Electronic Data Systems
             Corporation                          181,500
    2,900 Gateway 2000, Inc. +                    164,575
    9,800 Hewlett Packard Company               1,223,775
      800 Mercury Interactive
             Corporation +                         77,400
   51,700 Microsoft Corporation +               4,136,000
    2,800 Network Appliance, Inc. +               225,400
    3,000 Novell, Inc. +                           27,750
   27,900 Oracle Corporation +                  2,345,344
    2,600 Parametric Technology
             Corporation +                         28,600
      500 Sapient Corporation +                    53,469
    2,100 Seagate Technologies, Inc. +            115,500
    1,800 Siebel Systems, Inc. +                  294,412
    5,900 Solectron Corporation +                 247,062
   15,600 Sun Microsystems, Inc. +              1,418,625



                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
-----------------------------------------------------------

COMMON STOCKS - (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES - (CONTINUED)
    5,900 Solectron Corporation +           $     247,062
   15,600 Sun Microsystems, Inc. +              1,418,625
    2,900 Unisys Corporation +                     42,231
    3,600 VERITAS Software
             Corporation +                        406,856
                                            -------------
                                               18,536,305
                                            -------------

     COMPUTER - SEMICONDUCTORS - 6.1%
    1,900 Altera Corporation +                    193,681
    7,700 Applied Materials, Inc. +               697,812
   21,300 EMC Corporation +                     1,638,769
   32,900 Intel Corporation                     4,398,319
    2,800 LSI Logic Corporation +                 151,550
    5,300 Micron Technology, Inc. +               466,731
                                            -------------
                                                7,546,862
                                            -------------

     CONSUMER NON-DURABLES - 4.9%
    2,566 Corning, Inc.                           692,499
   97,100 General Electric Company              5,146,300
      900 Grainger (W.W.), Inc.                    27,731
    3,600 Lowe's Companies, Inc.                  147,825
                                            -------------
                                                6,014,355
                                            -------------

     CONTAINERS - 0.1%
      300 Ball Corporation                          9,656
    1,200 Crown Cork & Seal
             Company, Inc.                         18,000
    1,400 Owens-Illinois, Inc. +                   16,363
    1,600 Pactiv Corporation +                     12,600
      806 Sealed Air Corporation +                 42,214
                                            -------------
                                                   98,833
                                            -------------

     COSMETICS - TOILETRY - 0.1%
      500 Alberto-Culver Company,
             Class B                               15,281
    2,300 Avon Products, Inc.                     102,350
                                            -------------
                                                  117,631
                                            -------------

     DIVERSIFIED - 1.0%
    1,500 Fortune Brands, Inc.                     34,594
    1,000 Loews Corporation                        60,000
    1,400 Textron, Inc.                            76,037
    1,500 Thermo Electron Corporation +            31,594
   16,574 Tyco International Ltd.                 785,193
    5,328 Unilever NV                             229,104
                                            -------------
                                                1,216,522
                                            -------------



                        See Notes to Financial Statements

     ELECTRICAL EQUIPMENT - 1.1%
    1,800 American Power Conversion
             Corporation +                  $      73,462
      900 Cooper Industries, Inc.                  29,306
    1,800 Molex, Inc.                              86,625
      400 Tektronix, Inc.                          29,600
   16,100 Texas Instruments, Inc.               1,105,869
      500 Thomas & Betts Corporation                9,563
                                            -------------
                                                1,334,425
                                            -------------

     ELECTRONICS - 2.0%
    4,172 Agilent Technologies, Inc. +            307,660
    3,300 Analog Devices, Inc. +                  250,800
    2,200 Broadcom Corporation,
             Class A +                            481,525
    2,000 Conexant Systems, Inc. +                 97,250
      700 Eaton Corporation                        46,900
    4,000 Emerson Electric Company                241,500
    1,700 KLA-Tencor Corporation +                 99,556
    1,200 Lexmark International
             Group, Inc. +                         80,700
    2,900 Linear Technology Corporation           185,419
    2,600 Maxim Integrated Products,
             Inc. +                               176,638
    1,200 Novellus Systems, Inc. +                 67,875
    1,200 Sanmina Corporation +                   102,600
    1,600 Teradyne, Inc. +                        117,600
    3,000 Xilinx, Inc. +                          247,687
                                            -------------
                                                2,503,710
                                            -------------

     ENERGY AND RESOURCES - 0.1%
    2,005 Burlington Resources, Inc.               76,691
    2,600 TXU Corporation                          76,700
                                            -------------
                                                  153,391
                                            -------------

     ENTERTAINMENT - 1.5%
      900 Brunswick Corporation                    14,906
   20,400 Disney (Walt) Company                   791,775
      700 Harcourt General Corporation             38,063
    1,600 Hasbro, Inc.                             24,100
    3,900 Mattel, Inc.                             51,431
   12,900 Time Warner, Inc.                       980,400
                                            -------------
                                                1,900,675
                                            -------------

     FINANCIAL SERVICES - 4.6%
   13,100 American Express Company                682,837
    2,300 American General Corporation            140,300
    7,150 Associates First Capital Corporation,
             Class A                              159,534
    1,082 Bear Stearns Companies, Inc.             45,038




                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                              VALUE
-----------------------------------------------------------

COMMON STOCKS - (CONTINUED)
     FINANCIAL SERVICES - (CONTINUED)
      900 Block (H & R), Inc.               $      29,138
    1,800 Capital One Financial
             Corporation                           80,325
   13,400 Charles Schwab Corporation              450,575
   33,150 Citigroup, Inc.                       1,997,287
    1,100 Countrywide Credit Industries            33,344
      800 Dow Jones & Company, Inc.                58,600
    1,300 Equifax, Inc.                            34,125
    9,900 Fannie Mae                              516,656
    6,500 Federal Home Loan Mortgage
             Corporation                          263,250
    3,900 First Data Corporation                  193,538
    2,300 Franklin Resources, Inc.                 69,863
    4,326 Household International, Inc.           179,799
    1,100 Lehman Brothers Holdings, Inc.          104,019
    3,700 Merrill Lynch & Company, Inc.           425,500
    1,300 Paine Webber Group, Inc.                 59,150
    1,100 Price (T Rowe) & Associates,
             Inc.                                  46,750
    2,000 Regions Financial Corporation            39,750
    1,500 SLM Holding Corporation                  56,156
      500 Temple-Inland, Inc.                      21,000
    1,300 Union Planters Corporation               36,319
                                            -------------
                                                5,722,853
                                            -------------

     FOOD AND BEVERAGES - 3.6%
    3,897 Albertson's, Inc.                       129,575
    4,300 Anheuser-Busch Companies, Inc.          321,156
    4,000 Campbell Soup Company                   116,500
   24,300 Coca-Cola Company                     1,395,731
    4,000 Coca-Cola Enterprises, Inc.              65,250
    4,600 ConAgra, Inc.                            87,688
      300 Coors (Adolph) Company,
             Class B                               18,150
    3,300 Heinz (H.J.) Company                    144,375
    1,300 Hershey Foods Corporation                63,050
    3,800 Kellogg Company                         113,050
    3,000 Nabisco Group Holdings
             Corporation                           77,813
   14,100 PepsiCo, Inc.                           626,569
   22,500 Philip Morris Companies, Inc.           597,656
    1,200 Quaker Oats Company                      90,150
    2,800 Ralston-Purina Company                   55,825
    8,500 Sara Lee Corporation                    164,156
    4,000 Seagram Company Ltd.                    232,000
    1,600 UST, Inc.                                23,500
    1,100 Wrigley (Wm) Jr. Company                 88,206
                                            -------------
                                                4,410,400
                                            -------------


                        See Notes to Financial Statements


     FOOD DISTRIBUTION - 0.6%
    5,689 Archer-Daniels-Midland
             Company                        $      55,823
    2,600 Bestfoods                               180,050
    2,800 General Mills, Inc.                     107,100
      400 Great Atlantic & Pacific Tea
             Company, Inc.                          6,650
    8,200 Kroger Company +                        180,912
    1,300 Supervalu, Inc.                          24,781
    3,100 Sysco Corporation                       130,588
    1,400 Winn Dixie Stores, Inc.                  20,038
                                            -------------
                                                  705,942
                                            -------------

     GAS AND PIPELINE UTILITIES - 0.1%
    2,100 El Paso Energy Corporation              106,969
                                            -------------

     GLASS PRODUCTS - 0.1%
      500 Owens Corning Fiberglass
             Corporation                            4,625
    1,600 PPG Industries, Inc.                     70,900
                                            -------------

                                                   75,525
                                            -------------

     HEALTH CARE FACILITIES - 0.2%
    5,200 HCA-The Healthcare
             Corporation                          157,950
    1,600 Humana, Inc. +                            7,800
    1,000 Manor Care, Inc. +                        7,000
    2,900 Tenet Healthcare Corporation             78,300
      600 Wellpoint Health Networks, Inc.,
             Class A +                             43,463
                                            -------------

                                                  294,513
                                            -------------

     HEALTH CARE PRODUCTS - 4.9%
   15,200 Abbott Laboratories                     677,350
    1,200 Allergan, Inc.                           89,400
      500 Bausch & Lomb, Inc.                      38,688
    2,300 Becton, Dickinson & Company              65,981
    1,400 Biogen, Inc. +                           90,300
    2,584 McKesson HBOC, Inc.                      54,102
    1,900 MedImmune, Inc. +                       140,600
   22,600 Merck & Company, Inc.                 1,731,725
   61,800 Pfizer, Inc.                          2,966,400
    1,100 Quintiles TransNational
             Corporation +                         15,538
    1,600 UnitedHealth Group, Inc.                137,200
      900 Watson Pharmaceuticals, Inc. +           48,375
                                            -------------
                                                6,055,659
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                              VALUE
-----------------------------------------------------------

COMMON STOCKS - (CONTINUED)
     HOLDING COMPANIES - 0.1%
    1,350 Providian, LLC                    $     121,500
    2,000 Public Service Enterprise                69,250
                                            -------------
                                                  190,750
                                            -------------

     HOME APPLIANCES - 0.1%
      800 Black & Decker Corporation               31,450
      800 Maytag Corporation                       29,500
      700 Whirlpool Corporation                    32,638
                                            -------------
                                                   93,588
                                            -------------

     HOME FURNISHINGS AND HOUSEWARES - 0.7%
   12,800 American Home Products
             Corporation                          752,000
    1,800 Leggett & Platt, Inc.                    29,700
    2,588 Newell Rubbermaid, Inc.                  66,641
      200 Springs Industries, Inc.                  6,400
      500 Tupperware Corporation                   11,000
                                            -------------
                                                  865,741
                                            -------------

     HOTELS AND RESTAURANTS - 0.6%
    1,200 Darden Restaurants, Inc.                 19,500
    1,200 Harrah's Entertainment
             Corporation +                         25,125
    3,400 Hilton Hotels Corporation                31,875
    2,300 Marriott International, Inc.             82,943
   13,100 McDonald's Corporation                  431,481
    1,700 Starbucks Corporation +                  64,919
    1,400 Tricon Global Restaurants, Inc. +        39,550
    1,100 Wendy's International, Inc.              19,594
                                            -------------
                                                  714,987
                                            -------------

     INDUSTRIAL MACHINERY - 0.1%
    4,100 AES Corporation +                       187,063
                                            -------------

     INSURANCE - 2.7%
    1,300 Aetna Life & Casualty Company            83,444
    2,500 Aflac, Inc.                             114,844
    7,100 Allstate Corporation                    157,975
   15,088 American International
             Group, Inc.                        1,772,840
    2,400 AON Corporation                          74,550
    1,623 Chubb Corporation                        99,814
    1,600 CIGNA Corporation                       149,600
    1,500 Cincinnati Financial Corporation         47,156
    3,008 Conseco, Inc.                            29,328
    2,100 Hartford Financial Services
             Group, Inc.                          117,469


                        See Notes to Financial Statements

     INSURANCE - (CONTINUED)
    1,000 Jefferson-Pilot Corporation       $      56,437
    1,800 Lincoln National Corporation             65,025
    2,500 Marsh & McLennan Companies,
             Inc.                                 261,094
      900 MBIA, Inc.                               43,369
    1,000 MGIC Investment Corporation              45,500
      700 Progressive Corporation                  51,800
    1,200 SAFECO Corporation                       23,850
    2,106 St. Paul Companies, Inc.                 71,867
    1,200 Torchmark, Inc.                          29,625
    2,257 UnumProvident Corporation                45,281
                                            -------------
                                                3,340,868
                                            -------------

     MACHINERY AND HEAVY EQUIPMENT - 0.3%
    3,300 Caterpillar, Inc.                       111,787
    2,200 Deere & Company                          81,400
    1,900 Dover Corporation                        77,069
    1,500 Ingersoll-Rand Company                   60,375
    1,000 Parker-Hannifin Corporation              34,250
      800 Stanley Works                            19,000
                                            -------------
                                                  383,881
                                            -------------

     MANUFACTURING - 0.2%
    2,000 Alcan Aluminum Ltd.                      62,000
    3,900 Boston Scientific Corporation +          85,557
      200 Briggs & Stratton Corporation             6,850
      600 Brown-Forman Corporation,
             Class B                               32,250
      700 PACCAR, Inc.                             27,781
    1,200 Pall Corporation                         22,200
    1,500 Sherwin-Williams Company                 31,781
                                            -------------
                                                  268,419
                                            -------------

     MEDICAL INSTRUMENTS, SERVICES, AND
     SUPPLIES - 2.2%
      500 Bard (C.R.), Inc.                        24,063
    2,700 Baxter International, Inc.              189,844
    1,000 Biomet, Inc.                             38,438
    2,648 Cardinal Health, Inc.                   195,952
    2,900 Guidant Corporation +                   143,550
    3,600 HEALTHSOUTH Corporation +                25,875
    2,900 IMS Health, Inc.                         52,200
   13,700 Johnson & Johnson Company             1,395,687
   11,800 Medtronic, Inc.                         587,787
      800 St. Jude Medical, Inc. +                 36,700
                                            -------------
                                                2,690,096
                                            -------------

     METAL FABRICATING - 0.1%
    2,823 Illinois Tool Works, Inc.               160,911
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     METALS AND MINING -- 0.4%
    8,484 Alcoa, Inc.                       $     246,036
    3,700 Barrick Gold Corporation                 67,294
    1,500 Freeport McMoRan Copper &
             Gold, Class B +                       13,875
    2,400 Homestake Mining Company                 16,500
    1,800 Inco Ltd.                                27,675
    1,600 Newmont Mining Corporation               34,600
      745 Phelps Dodge Corporation                 27,705
    3,000 Placer Dome, Inc.                        28,687
                                            -------------

                                                  462,372
                                            -------------

     NATURAL GAS -- 0.4%
      800 Columbia Energy Group                    52,500
    7,000 Enron Corporation                       451,500
      400 NICOR, Inc.                              13,050
      300 ONOEK, Inc.                               7,781
    1,852 Sempra Energy                            31,484
                                            -------------

                                                  556,315
                                            -------------

     NEWS AND PUBLISHING -- 0.3%
    2,600 Gannett Company, Inc.                   155,513
      700 Knight-Ridder, Inc.                      37,231
    1,600 New York Times Company,
             Class A                               63,200
    3,000 Tribune Company                         105,000
                                            -------------

                                                  360,944
                                            -------------

     OIL -- 4.9%
      800 Amerada Hess Corporation                 49,400
    1,100 Apache Corporation                       64,694
      700 Ashland, Inc.                            24,544
    3,080 Baker Hughes, Inc.                       98,560
    6,100 Chevron Corporation                     517,356
    2,000 Coastal Corporation                     121,750
    5,819 Conoco, Inc., Class B                   142,929
   34,136 Exxon Mobil Corporation               2,679,676
    4,100 Halliburton Company                     193,469
    1,000 Louisiana Land & Exploration
             Company                               10,875
      600 McDermott International, Inc.             5,288
    3,400 Occidental Petroleum
             Corporation                           71,613
    2,400 Phillips Petroleum Company              121,650
   21,100 Royal Dutch Petroleum
             Company                            1,298,969
      800 Sunoco, Inc.                             23,550
    5,100 Texaco, Inc.                            271,575
    1,300 Tosco Corporation                        36,806




                       See Notes to Financial Statements


     OIL -- (CONTINUED)
    2,300 Union Pacific Corporation         $      85,531
    2,300 Union Pacific Resources Group            50,600
    2,300 Unocal Corporation                       76,187
    2,900 USX-Marathon Group                       72,681
                                            -------------

                                                6,017,703
                                            -------------

     OIL EQUIPMENT AND SERVICES-- 0.4%
    5,454 Schlumberger Ltd.                       407,005
    1,955 Transocean Sedco Forex, Inc.            104,470
                                            -------------

                                                  511,475
                                            -------------

     PAPER AND FOREST PRODUCTS-- 0.6%
      500 Bemis Company, Inc.                      16,812
      500 Boise Cascade Corporation                12,938
    2,000 Fort James Corporation                   46,250
    1,600 Georgia-Pacific Corporation              42,000
    4,591 International Paper Company             136,869
    5,142 Kimberly-Clark Corporation              295,022
    1,000 Mead Corporation                         25,250
      300 Potlatch Corporation                      9,938
    2,200 Weyerhaeuser Company                     94,600
    1,000 Willamette Industries, Inc.              27,250
                                            -------------

                                                  706,929
                                            -------------

     PERSONAL ITEMS -- 1.2%
    5,400 Colgate-Palmolive Company               323,325
   10,000 Gillette Company                        349,375
    1,000 International Flavors &
             Fragrances, Inc.                      30,187
   12,800 Procter & Gamble Company                732,800
                                            -------------

                                                1,435,687
                                            -------------

     PETROLEUM REFINING -- 0.2%
    1,200 Anadarko Petroleum Corporation           59,175
      900 Rowan Companies +                        27,338
    4,000 Williams Companies, Inc.                166,750
                                            -------------

                                                  253,263
                                            -------------

     PHARMACEUTICALS -- 2.4%
      980 ALZA Corporation +                       57,943
   19,400 Bristol-Myers Squibb Company          1,130,050
   11,100 Lilly (Eli) & Company                 1,108,612
   14,400 Schering-Plough Corporation             727,200
                                            -------------

                                                3,023,805
                                            -------------

     PHOTOGRAPHIC EQUIPMENT AND
     SUPPLIES -- 0.1%
    2,900 Eastman Kodak Company                   172,550
      400 Polaroid Corporation                      7,225
                                            -------------
                                                  179,775
                                            -------------



                       See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
-------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     PRINTING AND PUBLISHING -- 0.2%
      600 American Greetings Corporation,
             Class A                        $      11,400
    1,200 Donnelley (R.R.) & Sons
             Company                               27,075
    1,500 Dun & Bradstreet Corporation             42,938
    1,800 McGraw-Hill, Inc.                        97,200
      900 Westvaco Corporation                     22,331
                                            -------------

                                                  200,944
                                            -------------

     RAILROADS -- 0.0%
    3,600 Norfolk Southern Corporation             53,550
                                            -------------

     RECREATION -- 0.1%
    5,700 Carnival Corporation, Class A           111,150
                                            -------------

     RESEARCH AND DEVELOPMENT -- 0.6%
    9,800 Amgen, Inc. +                           688,450
                                            -------------

     RETAIL -- STORE -- 4.1%
    1,300 Bed Bath & Beyond, Inc. +                47,125
    1,900 Best Buy Company, Inc. +                120,175
    1,900 Circuit City Stores-- Circuit
             City Group                            63,056
    1,000 Consolidated Stores
             Corporation +                         12,000
    4,100 Costco Wholesale Corporation +          135,300
    3,600 CVS Corporation                         144,000
    1,000 Dillard's, Inc.                          12,250
    3,100 Dollar General Corporation               60,450
    2,000 Federated Department Stores +            67,500
    8,337 Gap, Inc.                               260,531
    4,500 K-mart Corporation +                     30,656
    3,000 Kohls Corporation +                     166,875
    4,000 Limited, Inc.                            86,500
      400 Long's Drug Stores Company                8,700
    3,100 May Department Stores
             Company                               74,400
    1,300 Nordstrom, Inc.                          31,363
    3,100 Office Depot, Inc. +                     19,375
    2,400 Penney (J.C.) Company, Inc.              44,250
    1,800 RadioShack Corporation                   85,275
    2,400 Rite Aid Corporation                     15,750
      300 Russell Corporation                       6,000
    4,700 Safeway, Inc. +                         212,087
    3,500 Sears, Roebuck & Company                114,188
    4,800 Staples, Inc. +                          73,800
    4,500 Target Corporation                      261,000
      700 Tiffany & Company                        47,250
    2,900 TJX Companies, Inc.                      54,375


                       See Notes to Financial Statements


     RETAIL -- STORE -- (CONTINUED)
    2,200 Toys R Us, Inc. +                 $      32,038
   43,800 Wal-Mart Stores, Inc.                 2,523,975
    9,900 Walgreen Company                        318,656
                                            -------------

                                                5,128,900
                                            -------------

     SAVINGS AND LOAN -- 0.0%
    1,500 Golden West Financial
             Corporation                           61,219
                                            -------------

     SOAPS AND DETERGENTS -- 0.1%
    2,208 Clorox Company                           98,946
                                            -------------

     STEEL -- 0.1%
      750 Allegheny Technologies, Inc.             13,500
    1,200 Bethlehem Steel Corporation +             4,275
      800 Nucor Corporation                        26,550
      600 Timken Company                           11,175
      800 USX-U.S.Steel Group, Inc.                14,850
      800 Worthington Industries, Inc.              8,400
                                            -------------

                                                   78,750
                                            -------------

     TECHNOLOGY -- 0.1%
      800 ITT Industries                           24,300
      400 Millipore Corporation                    30,150
      400 PerkinElmer, Inc.                        26,450
                                            -------------

                                                   80,900
                                            -------------

     TELECOMMUNICATIONS-- 11.0%
    3,200 ADC Telecommunications,
             Inc. +                               268,400
    2,966 ALLTEL Corporation                      183,707
      700 Andrew Corporation +                     23,494
   31,420 AT & T Corporation                      993,657
   15,200 Bell Atlantic Corporation               772,350
   18,500 BellSouth Corporation                   788,562
    1,300 CenturyTel, Inc.                         37,375
    8,600 Comcast Corporation Special,
             Class A                              348,300
    1,400 Comverse Technology, Inc. +             130,200
    8,355 Global Crossing Ltd. +                  219,841
   32,010 Lucent Technologies, Inc.             1,896,592
    7,200 Nextel Communications, Inc. +           440,550
   29,080 Nortel Networks Corporation           1,984,710
    7,300 Qualcomm, Inc. +                        438,000
   33,412 SBC Communications                    1,445,069
    8,600 Sprint Corporation +                    438,600
    8,700 Sprint PCS                              517,650
    4,714 US West, Inc.                           404,226
   14,998 Viacom, Inc., Class B +               1,022,676
   28,105 WorldCom, Inc. +                      1,289,317
                                            -------------
                                               13,643,276
                                            -------------




                       See Notes to Financial Statements

             Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)

             -------------------------------------------------------------------

             Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------


SHARES                                              VALUE
------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     TIRE AND RUBBER -- 0.1%
      700 Cooper Tire & Rubber Company      $       7,788
    1,000 Goodrich (B.F.) Company                  34,062
    1,500 Goodyear Tire & Rubber
             Company                               30,000
                                            -------------

                                                   71,850
                                            -------------

     TRANSPORTATION -- 0.2%
    4,200 Burlington Northern Santa Fe             96,337
    1,000 Kansas City Southern
             Industries, Inc.                      88,688
      600 Ryder System, Inc.                       11,363
                                            -------------

                                                  196,388
                                            -------------

     UTILITIES -- 1.3%
    1,300 Ameren Corporation                       43,875
    3,000 American Electric Power
             Company, Inc.                         88,875
    1,500 Cinergy Corporation                      38,156
    1,100 CMS Energy Corporation                   24,338
    2,100 Consolidated Edison Company              62,212
    1,400 Constellation Energy Group               45,587
    1,500 CP&L, Inc.                               47,906
    2,189 Dominion Resources, Inc.                 93,853
    1,300 DTE Energy Company                       39,731
    3,400 Duke Energy Company                     191,675
    3,200 Edison International                     65,600
    2,300 Entergy Corporation                      62,531
    2,172 FirstEnergy Corporation                  50,770
      900 Florida Progress Corporation             42,188
    1,700 FPL Group, Inc.                          84,150
    1,100 GPU, Inc.                                29,769
      400 National Service Industries, Inc.         7,800
    1,100 New Century Energies, Inc.               33,000
    1,700 Niagara Mohawk Power
             Corporation +                         23,694
    1,400 Northern States Power Company            28,263
    1,700 PECO Energy Company                      68,531
      300 People's Energy Corporation               9,713
    3,600 PG & E Corporation                       88,650
      800 Pinnacle West Capital
             Corporation                           27,100
    1,300 PPL Corporation                          28,519
    2,700 Reliant Energy, Inc.                     79,819
    6,300 Southern Company                        146,869
    2,000 Unicom Corporation                       77,375
                                            -------------
                                                1,630,549



                       See Notes to Financial Statements

             Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)

             -------------------------------------------------------------------


     WASTE MANAGEMENT -- 0.1%
    1,800 Allied Waste Industries, Inc. +   $      18,000
    6,147 Waste Management, Inc.                  116,793
                                            -------------

                                                  134,793
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $114,690,855)                       121,544,682
                                            -------------

PRINCIPAL
AMOUNT
------
U.S. TREASURY BILLS -- 0.3%
   (Cost  $331,215)
$ 350,000 5.98% ++, due 05/31/2001**              331,215
                                            -------------

REPURCHASE AGREEMENT -- 2.3%
   (Cost  $2,848,000)
2,848,000    Agreement with State Street Bank
             and Trust Company, 6.350% dated
             06/30/2000, to be repurchased at
             $2,849,507 on 07/03/2000,
             collateralized by $2,555,000
             U.S. Treasury Note, 7.500%,
             maturing 11/15/2016
             (value $2,909,506)                 2,848,000
                                            -------------

TOTAL INVESTMENTS
   (Cost  $117,870,070*)           100.7%     124,723,897
OTHER ASSETS AND
LIABILITIES (NET)                   (0.7)        (874,947)
                                 -------    -------------

NET ASSETS                         100.0%   $ 123,848,950
                                 =======    =============



---------------------
   * Aggregate cost for Federal tax purposes.
  ** Securities pledged as collateral for futures contracts.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.



NUMBER OF                                        UNREALIZED
CONTRACTS                                        APPRECIATION
---------                                        ------------
FUTURES CONTRACTS - LONG POSITION
     4   S&P 500 INDEX SEPTEMBER 2000             $  1,564
                                                  ========



                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)

               -----------------------------------------------------------------


SHARES                                              VALUE
------------------------------------------------------------
COMMON STOCKS -- 97.6%
     AEROSPACE -- 0.2%
      600 Litton Industries, Inc. +         $      25,200
                                            -------------

     AGRICULTURAL MACHINERY -- 0.1%
    1,000 Agco Corporation                         12,250
                                            -------------

     AIR TRAVEL -- 0.1%
      400 Alaska Air Group, Inc. +                 10,850
                                            -------------

     ALUMINUM -- 0.0%
      100 Maxxam, Inc. +                            1,775
                                            -------------

     APPAREL AND TEXTILES -- 1.9%
      314 Albany International Corporation          4,553
      600 American Eagle Outfitters, Inc. +         8,400
      700 Burlington Industries, Inc. +             1,181
    2,649 Cintas Corporation                       97,185
    2,000 Jones Apparel Group, Inc. +              47,000
    1,000 Mohawk Industries, Inc. +                21,750
      300 Rayonier, Inc.                           10,762
    1,800 Shaw Industries, Inc.                    22,500
    1,000 Unifi, Inc. +                            12,375
      700 Warnaco Group, Inc.                       5,425
      700 Westpoint Stevens, Inc.                   7,788
                                            -------------

                                                  238,919
                                            -------------

     AUTOMOBILES -- 0.1%
      600 Federal Signal Corporation                9,900
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT-- 0.7%
      200 Arvin Industries, Inc.                    3,475
      400 Borg Warner Automotive, Inc.             14,050
    1,000 Federal Mogul Corporation                 9,562
    1,100 Lear Corporation +                       22,000
    1,100 Meritor Automotive, Inc.                 12,100
      300 Modine Manufacturing Company              8,100
    1,228 Pennzoil-Quaker State Company            14,813
      400 Superior Industries International,
             Inc.                                  10,300
                                            -------------

                                                   94,400
                                            -------------

     BANKS -- 4.0%
    2,500 Banknorth Group, Inc.                    38,281
      600 City National Corporation                20,850
    2,100 Compass Bancshares, Inc.                 35,831
    3,100 First Security Corporation               42,044
    2,100 First Tennessee National
             Corporation                           34,781



                       See Notes to Financial Statements


     BANKS -- (CONTINUED)
      700 First Virginia Banks, Inc.        $      24,369
    2,600 Hibernia Corporation                     28,275
    1,400 Marshall & Ilsley Corporation            58,100
    1,100 Mercantile Bankshares
             Corporation                           32,794
    1,900 National Commerce
             Bancorporation                        30,519
    2,850 North Fork Bancorporation, Inc.          43,106
    1,100 Pacific Century Financial
             Corporation                           16,087
      600 Webster Financial Corporation            13,313
      400 Westamerica Bancorporation               10,450
      300 Wilmington Trust Corporation             12,825
    1,400 Zions Bancorp                            64,247
                                            -------------

                                                  505,872
                                            -------------

     BANKING AND FINANCIAL SERVICES -- 0.6%
      400 CCB Financial Corporation                14,800
    1,200 FirstMerit Corporation                   25,650
    1,400 GreenPoint Financial
             Corporation                           26,250
      600 Keystone Financial, Inc.                 12,750
                                            -------------

                                                   79,450
                                            -------------

     BIOTECHNOLOGY -- 2.0%
      600 Gilead Sciences, Inc. +                  42,675
      400 Incyte Genomics, Inc. +                  32,875
    1,540 Millennium Pharmaceuticals,
             Inc. +                               172,287
                                            -------------

                                                  247,837
                                            -------------

     BROADCASTING -- 2.5%
    1,600 Belo (A.H.) Corporation                  27,700
      327 Chris Craft Industries, Inc.             21,602
    1,800 Hispanic Broadcasting
             Corporation +                         59,625
    1,400 Univision Communications, Inc.,
             Class A +                            144,900
    1,800 Westwood One, Inc. +                     61,425
                                            -------------

                                                  315,252
                                            -------------

     BUILDING CONSTRUCTION -- 0.1%
      400 Harsco Corporation                       10,200
                                            -------------

     BUSINESS SERVICES -- 7.1%
      800 AC Nielsen Corporation +                 17,600
    1,200 Acxiom Corporation +                     32,700
    1,200 Apollo Group, Inc. +                     33,600
      400 Banta Corporation                         7,575
    2,400 Comdisco, Inc.                           53,550




                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                              VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BUSINESS SERVICES -- (CONTINUED)
      900 CSG Systems International,
             Inc. +                         $      50,456
    1,100 DeVry, Inc. +                            29,081
    2,125 Fiserv, Inc. +                           91,906
    1,300 Galileo International, Inc.              27,137
    1,200 Gartner Group, Inc., Class B +           11,850
      500 Gtech Holdings Corporation +             11,344
      200 Jacobs Engineering Group, Inc. +          6,538
      500 Kelly Services, Inc.                     11,563
    1,200 Manpower, Inc.                           38,400
    1,300 Modis Professional Services,
             Inc. +                                11,538
      600 Navigant Consulting, Inc. +               2,550
      200 NCO Group, Inc. +                         4,625
    1,000 NOVA Corporation +                       27,937
      700 Ogden Corporation                         6,300
      300 Polycom, Inc. +                          28,228
      800 Quanta Services, Inc. +                  44,000
    3,100 Robert Half International, Inc. +        88,350
    1,000 Sothebys Holdings, Inc.                  17,500
    1,700 Stewart Enterprises, Inc.                 6,003
    2,100 Sun Guard Data Systems +                 65,100
      600 Sylvan Learning Systems, Inc. +           8,250
      700 Titan Corporation +                      31,325
    1,300 Viad Corporation                         35,425
      800 Waters Corporation +                     99,850


                                                  900,281
                                            -------------

     CHEMICALS AND PLASTICS -- 1.9%
      600 Albemarle Corporation                    11,850
      900 Cabot Corporation                        24,525
    1,554 Crompton Corporation                     19,036
      600 Cytec Industries, Inc. +                 14,812
      200 Dexter Corporation                        9,600
    1,300 Ethyl Corporation                         3,250
      500 Ferro Corporation                        10,500
      100 Fuller (H.B.) Company                     4,556
      300 Georgia Gulf Corporation                  6,244
      700 Hanna (M.A.) Company                      6,300
    2,000 IMC Global, Inc.                         26,000
      700 Lubrizol Corporation                     14,700
      200 Minerals Technologies, Inc.               9,200
      100 NCH Corporation                           3,619
      600 Olin Corporation                          9,900
    1,400 R.P.M., Inc.                             14,175
      300 Schulman (A.), Inc.                       3,619
    1,500 Solutia, Inc.                            20,625
      600 Valspar Corporation                      20,250
      500 Wellman, Inc.                             8,094
                                            -------------

                                                  240,855
                                            -------------



                       See Notes to Financial Statements


     COMMUNICATION EQUIPMENT -- 0.5%
      800 Harris Corporation                $      26,200
      900 Powerwave Technologies, Inc. +           39,600
                                            -------------

                                                   65,800
                                            -------------

     COMMUNICATION SERVICES -- 0.1%
      700 COMSAT Corporation                       16,450
                                            -------------

     COMPUTERS AND BUSINESS EQUIPMENT -- 2.3%
      300 Apex, Inc.                               13,128
      300 Cybex Computer Products
             Corporation                           12,715
    1,100 Diebold, Inc.                            30,662
    2,600 Quantum Corporation -- DLT &
             Storage Systems +                     25,187
    1,300 Storage Technology
             Corporation +                         14,219
    1,100 Sybase, Inc. +                           25,300
    2,400 Symbol Technologies, Inc.               129,600
      700 Tech Data Corporation +                  30,494
      300 Transaction Systems Architects,
             Inc., Class A +                        5,138
                                            -------------

                                                  286,443
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 7.4%
      700 Affiliated Computer Services,
             Inc., Class A +                       23,144
    3,900 Cadence Design Systems, Inc. +           79,462
    1,000 Cambridge Technology
             Partners +                             8,719
      900 CheckFree Holdings
             Corporation +                         46,406
      800 DST Systems, Inc. +                      60,900
      900 Electronic Arts +                        65,644
      500 Imation Corporation +                    14,688
    4,800 Informix Corporation +                   35,700
    3,100 Intuit, Inc. +                          128,262
    1,000 Keane, Inc. +                            21,625
    1,100 Legato Systems, Inc. +                   16,638
      700 Macromedia, Inc. +                       67,681
    2,100 MarchFirst, Inc. +                       38,325
      900 Mentor Graphics Corporation +            17,887
    2,250 Networks Assocs, Inc. +                  45,844
      800 NVIDIA Corporation +                     50,850
      500 Policy Management Systems
             Corporation +                          7,688
    1,200 Rational Software Corporation +         111,525
      500 Structural Dynamics Research
             Corporation +                          7,531
      600 Sykes Enterprises, Inc. +                 7,725
      800 Symantec Corporation +                   43,150
    1,000 Synopsys, Inc. +                         34,562
                                            -------------

                                                  933,956
                                            -------------



                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     CONSTRUCTION MATERIALS -- 0.9%
      500 Fastenal Company                  $      25,312
      400 Granite Construction, Inc.                9,800
      600 Martin Marietta Materials, Inc.          24,263
      500 Southdown, Inc.                          28,875
      700 USG Corporation                          21,263
                                            -------------
                                                  109,513
                                            -------------
     CONTAINERS AND GLASS -- 0.1%
      600 Mark IV Industries, Inc.                 12,525
                                            -------------
     DIVERSIFIED-- 0.3%
    1,100 American Standard Companies,
             Inc. +                                45,100
                                            -------------
     DOMESTIC OIL -- 0.9%
      600 Murphy Oil Corporation                   35,662
      800 Noble Affiliates, Inc.                   29,800
    1,200 Ultramar Diamond Shamrock                29,775
      700 Valero Energy Corporation                22,225
                                            -------------
                                                  117,462
                                            -------------
     DRUGS AND HEALTH CARE -- 9.4%
      400 Acuson +                                  5,400
      700 Apria Healthcare Group, Inc. +            8,575
    2,200 Bergen Brunswig Corporation              12,100
      600 Carter Wallace, Inc.                     12,075
    2,900 Chiron Corporation +                    137,750
      800 Covance, Inc. +                           7,050
      500 Express Scripts, Inc., Class A +         31,062
    1,400 Forest Labs, Inc. +                     141,400
    1,100 Genzyme Surgical Products +              65,381
    3,849 Health Management Associates +           50,278
    1,200 ICN Pharmaceuticals, Inc.                33,375
      600 IDEC Pharmaceuticals
             Corporation +                         70,387
    2,500 Ivax Corporation +                      103,750
      700 Lincare Holdings, Inc. +                 17,238
      300 MiniMed, Inc. +                          35,400
    2,100 Mylan Labs, Inc.                         38,325
    1,200 Omnicare, Inc.                           10,875
    1,100 Oxford Health Plans, Inc. +              26,194
      600 PacifiCare Health Systems, Inc. +        36,112
    1,000 Perrigo Company +                         6,313
      600 Quest Diagnostics, Inc. +                44,850
      900 Quorum Health Group, Inc. +               9,281
      900 Sepracor, Inc. +                        108,562
    3,400 Stryker Corporation                     148,750
    1,400 Sybron International
             Corporation +                         27,738
                                            -------------
                                                1,188,221
                                            -------------

     ELECTRIC UTILITIES -- 2.1%
    2,200 Calpine Corporation +                   144,650
      200 Cleco Corporation                         6,700
    2,300 DPL, Inc.                                50,456
    1,200 DQE, Inc.                                47,400
      936 Sierra Pacific Resources                 11,759
                                            -------------
                                                  260,965
                                            -------------
     ELECTRICAL EQUIPMENT -- 2.6%
      300 AMETEK, Inc.                              5,250
    1,300 Arrow Electronics, Inc. +                40,300
    3,500 Atmel Corporation +                     129,062
      800 Burr-Brown Corporation +                 69,350
      700 Dentsply International, Inc.             21,569
    1,400 Energizer Holdings, Inc. +               25,550
      900 Hubbell, Inc.                            22,950
      300 Magnetek, Inc. +                          2,400
      600 Ucar International, Inc. +                7,838
                                            -------------
                                                  324,269
                                            -------------
     ELECTRONICS -- 9.9%
      400 ADTRAN, Inc. +                           23,950
      500 ANTEC Corporation +                      20,781
      500 Avnet, Inc.                              29,625
      800 Cirrus Logic, Inc. +                     12,800
    2,100 Cypress Semiconductor
             Corporation +                         88,725
    1,200 Integrated Device Technology,
             Inc. +                                71,850
    3,300 Jabil Circuit, Inc. +                   163,762
      400 L-3 Communications Holding,
             Inc. +                                22,825
    1,200 Micrel, Inc. +                           52,125
    1,050 Microchip Technology, Inc. +             61,179
    1,200 QLogic Corporation +                     79,275
      600 Sawtek, Inc. +                           34,538
    2,500 SCI Systems, Inc. +                      97,969
      500 Semtech Corporation +                    38,242
    1,200 Sensormatic Electronics
             Corporation +                         18,975
      100 Sequa Corporation +                       3,819
      500 Teleflex, Inc.                           17,875
      800 TranSwitch Corporation +                 61,750
      400 TriQuint Semiconductor, Inc. +           38,275
    1,977 Vishay Intertechnology, Inc. +           75,002
    3,200 Vitesse Semiconductor
             Corporation +                        235,400
                                            -------------
                                                1,248,742
                                            -------------

                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
---------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     FINANCIAL SERVICES -- 3.4%
      800 American Financial Group, Inc.    $      19,850
    1,127 Associated Banc Corporation              24,583
    3,300 Concord EFS, Inc. +                      85,800
    4,600 E*TRADE Group, Inc. +                    75,900
    1,400 Edwards (A.G.), Inc.                     54,600
      800 Finova Group, Inc.                       10,400
      300 Investment Technology
             Group, Inc. +                         11,850
      800 Legg Mason, Inc.                         40,000
      500 Provident Financial Group, Inc.          11,906
    1,200 ReliaStar Financial Corporation          62,925
    1,100 Waddell & Reed Financial, Inc.,
             Class A                               36,094
                                            -------------
                                                  433,908
                                            -------------

     FOOD AND BEVERAGE -- 2.2%
      400 Bob Evans Farms, Inc.                     5,975
      400 Dean Foods Company                       12,675
      700 Dole Food, Inc.                           9,800
      400 Dreyers Grand Ice Cream, Inc.             8,400
    1,300 Flowers Industries, Inc.                 25,919
    2,300 Hormel Foods Corporation                 38,669
    1,400 IBP, Inc.                                21,612
      200 International Multifoods
             Corporation                            3,463
    1,100 Interstate Bakeries Corporation          15,400
      300 Lance, Inc.                               2,700
    1,100 Mccormick & Company, Inc.                35,750
      300 Smucker (J.M.) Company                    5,775
      300 Suiza Foods Corporation +                14,662
    3,600 Tyson Foods, Inc.                        31,500
      700 Universal Foods Corporation              12,950
    2,300 Whitman Corporation                      28,462
                                            -------------
                                                  273,712
                                            -------------
     FOREST PRODUCTS -- 0.2%
    1,300 Georgia Pacific Corporation              28,113
                                            -------------

     GAS AND PIPELINE UTILITIES-- 2.4%
      800 AGL Resources, Inc.                      12,750
    1,300 American Water Works, Inc.               32,500
    2,300 KeySpan Corporation                      70,725
    1,850 Kinder Morgan, Inc.                      63,941
    1,300 MCN Corporation Holding
             Company                               27,787
      500 National Fuel Gas Company                24,375
    1,100 Questar Corporation                      21,312
    1,400 SCANA Corporation                        33,775
      600 Washington Gas Light Company             14,438
                                            -------------
                                                  301,603
                                            -------------
     HOME FURNISHINGS AND HOUSEWARES-- 0.1%
      700 Furniture Brands International,
             Inc. +                                10,588
                                            -------------

     HOTELS AND RESTAURANTS -- 0.9%
      900 Brinker International, Inc. +            26,325
      600 Buffets, Inc. +                           7,613
      800 CBRL Group, Inc.                         11,750
      300 Lone Star Steakhouse & Saloon             3,038
    1,200 Mandalay Resort Group +                  24,000
    1,050 Outback Steakhouse, Inc. +               30,712
      300 Papa John's International, Inc. +         7,350
                                            -------------
                                                  110,788
                                            -------------
     HOUSEHOLD PRODUCTS -- 0.4%
      400 Church & Dwight, Inc.                     7,200
    1,400 Dial Corporation                         14,525
      800 Hillenbrand Industries, Inc.             25,050
                                            -------------
                                                   46,775
                                            -------------
     INDUSTRIAL MACHINERY -- 1.3%
    1,100 Airgas, Inc. +                            6,256
      600 Donaldson Company, Inc.                  11,850
    1,475 Grant Prideco, Inc. +                    36,875
      300 Kaydon Corporation                        6,300
      300 Kennametal, Inc.                          6,431
      100 Nordson Corporation                       5,063
      300 SPX Corporation +                        36,281
      300 Stewart & Stevenson Services,
             Inc.                                   4,519
      200 Tecumseh Products Company,
             Class A                                7,638
    1,241 Varco International, Inc. +              28,859
      400 York International Corporation           10,100
                                            -------------
                                                  160,172
                                            -------------
     INSURANCE -- 2.2%
      700 Allmerica Financial Corporation          36,662
    1,100 Ambac Financial Group, Inc.              60,294
      600 Everest Re Group, Ltd.                   19,725
    2,000 Foundation Health Systems,
             Inc. +                                26,000
      400 Horace Mann Educators
             Corporation                            6,000
      300 HSB Group, Inc.                           9,338
    1,000 Ohio Casualty Corporation                10,625
    2,050 Old Republic International
             Corporation                           33,825
      450 PMI Group, Inc.                          21,375
      900 Protective Life Corporation              23,963
      900 Unitrin, Inc.                            26,437
                                            -------------
                                                  274,244
                                            -------------

                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     LEISURE TIME -- 1.3%
    1,200 Callaway Golf Company             $      19,575
    1,033 International Game Technology            27,375
      700 International Speedway Corporation,
             Class A                               28,962
    4,900 Park Place Entertainment
             Corporation +                         59,719
    1,200 Premier Parks, Inc.                      27,300
                                            -------------
                                                  162,931
                                            -------------
     MEDICAL INSTRUMENTS -- 0.3%
      300 Beckman Coulter, Inc.                    17,512
      800 Edwards Lifesciences
             Corporation +                         14,800
    1,100 STERIS Corporation +                      9,763
                                           -------------
                                                   42,075
                                            -------------
     MEDICAL SERVICES -- 0.6%
      700 First Health Group Corporation +         22,969
    1,000 PSS World Medical, Inc. +                 6,719
      400 Trigon Healthcare, Inc. +                20,625
      900 VISX, Inc. +                             25,256
                                            -------------
                                                   75,569
                                            -------------
     METALS -- 0.0%
      242 Ryerson Tull, Inc.                        2,511
                                            -------------
     MINING -- 0.0%
      100 Cleveland Cliff,Inc.                      2,581
                                            -------------
     MISCELLANEOUS -- 0.2%
      600 Blyth, Inc.                              17,700
      300 Rollins, Inc.                             4,463
                                            -------------
                                                   22,163
                                            -------------

     MOBILE HOMES -- 0.1%
    2,399 Clayton Homes, Inc.                      19,192
                                            -------------
     NEWSPAPERS -- 0.6%
      600 Lee Enterprises, Inc.                    13,988
      400 Media General, Inc.                      19,425
      100 Washington Post Company                  47,800
                                            -------------
                                                   81,213
                                            -------------

     OFFICE FURNISHINGS AND SUPPLIES-- 0.7%
      800 Hon Industries, Inc.                     18,800
    1,100 Miller Herman, Inc.                      28,463
    1,500 Office Max, Inc. +                        7,500
    1,200 Reynolds & Reynolds Company              21,900
      300 Standard Register                         4,275
      600 Wallace Computer Series, Inc.             5,925
                                            -------------
                                                   86,863
                                            -------------

     OIL AND GAS -- 7.0%
    1,000 BJ Services Company +                    62,500
    1,100 Devon Energy Corporation                 61,806
    2,200 Dynegy Inc., Class A                    150,287
    2,200 ENSCO International, Inc.                78,788
      500 Flowserve Corporation                     7,531
    2,800 Global Marine, Inc. +                    78,925
      600 Hanover Compressor Company +             22,800
      700 Helmerich & Payne, Inc.                  26,163
    1,600 Lyondell Petrochemical
             Company                               26,800
    2,200 Nabors Industries, Inc. +                91,437
    2,100 Noble Drilling Corporation +             86,494
    2,688 Ocean Energy, Inc. +                     38,136
    1,300 Pioneer Natural Resources
             Company                               16,575
    3,000 Santa Fe Snyder Corporation +            34,125
      700 Smith International, Inc. +              50,969
    1,475 Weatherford International, Inc.          58,723
                                            -------------
                                                  892,059
                                            -------------

     PAPER -- 1.3%
      900 Bowater, Inc.                            39,712
      200 Chesapeake Corporation                    5,925
    1,200 Consolidated Papers, Inc.                43,875
      600 Glatfelter (P.H.) Company                 6,113
      700 Longview Fibre Company                    7,744
      600 Pentair, Inc.                            21,300
    1,400 Sonoco Products Company                  28,787
      700 Wausau Mosinee Paper
             Corporation                            5,994
                                            -------------
                                                  159,450
                                            -------------

     PUBLISHING -- 1.0%
    1,100 Harte-Hanks, Inc.                        27,500
      300 Houghton Mifflin Company                 14,006
    1,400 Readers Digest Association, Inc.,
             Class A (non-voting)                  55,650
      100 Scholastic Corporation +                  6,113
      700 Valassis Communications, Inc. +          26,687
                                            -------------
                                                  129,956
                                            -------------

                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
-----------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     RAILROADS AND EQUIPMENT -- 0.3%
      700 GATX Corporation                  $      23,800
      400 Trinity Industries, Inc.                  7,400
      700 Wisconsin Central Transportation
             Corporation +                          9,100
                                            -------------
                                                   40,300
                                            -------------

     RETAIL -- 3.6%
    1,400 Abercrombie & Fitch Company +            17,062
    1,100 Barnes & Noble, Inc. +                   24,475
    1,000 BJs Wholesale Club, Inc. +               33,000
    1,200 Borders Group, Inc. +                    18,675
    1,200 CDW Computer Centers, Inc. +             75,000
      700 Claire S Stores, Inc.                    13,475
    1,500 Dollar Tree Stores, Inc. +               59,344
    2,800 Family Dollar Stores, Inc.               54,775
      600 Hannaford Brothers Company               43,125
      300 Lands End, Inc. +                        10,012
      700 Neiman Marcus Group, Inc.,
             Class A +                             20,694
      300 Payless Shoesource, Inc. +               15,375
    1,200 Ross Stores, Inc.                        20,475
      600 Ruddick Corporation                       7,088
    2,292 Saks, Inc. +                             24,066
      800 Williams-Sonoma, Inc. +                  25,950
                                            -------------
                                                  462,591
                                            -------------

     SAVINGS AND LOAN -- 0.8%
      700 Astoria Financial Corporation            18,025
    1,500 Dime Bancorp, Inc.                       23,625
    3,500 Sovereign Bancorp, Inc.                  24,609
    1,300 TCF Financial Corporation                33,394
                                            -------------
                                                   99,653
                                            -------------

     SHIPBUILDING -- 0.1%
      300 Newport News Shipbuilding, Inc.          11,025
                                            -------------

     STEEL -- 0.2%
    1,800 AK Steel Holding Corporation             14,400
      200 Carpenter Technology
             Corporation                            4,225
      200 Precision Castparts Corporation           9,050
                                            -------------
                                                   27,675
                                            -------------

     TELECOMMUNICATIONS -- 1.7%
    3,500 Broadwing, Inc.                          90,781
      700 CommScope, Inc. +                        28,700
    1,000 Telephone & Data Systems, Inc.          100,250
                                            -------------
                                                  219,731
                                            -------------

                       See Notes to Financial Statements


     TIRE AND RUBBER -- 0.2%
      200 Bandag, Inc.                      $       4,850
      300 Carlisle Companies, Inc.                 13,500
      400 Lancaster Colony Corporation              7,800
                                            -------------
                                                   26,150
                                            -------------

     TOBACCO -- 0.4%
    1,500 R.J. Reynolds Tobacco
             Holdings, Inc.                        41,906
      300 Universal Corporation                     6,338
                                            -------------

                                                   48,244
                                            -------------

     TRUCKING AND FREIGHT FORWARDING -- 1.0%
      600 Airbourne Freight Corporation            11,362
      600 Alexander & Baldwin, Inc.                13,237
      200 Arnold Industries, Inc.                   2,413
      500 C.H. Robinson Worldwide, Inc.            24,750
      600 CNF Transportation, Inc.                 13,650
      500 Hunt (J.B.) Transport
             Services, Inc.                         7,719
      300 Overseas Shipholding
             Group, Inc.                            7,388
      696 Pittston Brinks Group                     9,526
      900 Swift Transportation Co., Inc. +         12,600
      700 Tidewater, Inc.                          25,200
                                            -------------

                                                  127,845
                                            -------------

     UTILITIES -- 5.3%
    1,500 Allegheny Energy, Inc.                   41,062
    1,100 Alliant Energy Corporation               28,600
      150 Black Hills Corporation                   3,384
      300 CMP Group, Inc.                           8,794
    1,275 Conectiv, Inc.                           19,842
    2,000 Energy East Corporation                  38,125
      300 Hawaiian Electric Industries, Inc.        9,844
      500 Idacorp, Inc.                            16,125
    1,400 IPALCO Enterprises                       28,175
      800 Kansas City Power & Light
             Company                               18,000
    2,100 LG & E Energy Corporation                50,137
    1,000 Minnesota Power & Light
             Company                               17,313
    1,500 Montana Power Company                    52,969
    1,700 NiSource, Inc.                           31,663
    2,600 Northeast Utilities                      56,550
      800 NSTAR                                    32,550
    1,200 OGE Energy Corporation                   22,200
    1,600 Potomac Electric Power
             Company                               40,000

                       See Notes in Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
-----------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     UTILITIES -- (CONTINUED)
      400 Public Service Company Nm         $       6,175
    1,300 Puget Sound Energy, Inc.                 27,706
    2,100 Teco Energy, Inc.                        42,131
    1,250 Utilicorp United, Inc.                   24,844
    1,066 Vectren Corporation                      18,389
    2,100 Wisconsin Energy Corporation             41,606
                                            -------------
                                                  676,184
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $12,673,109)                         12,358,351
                                            -------------
PRINCIPAL
AMOUNT
---------
U.S. TREASURY BILLS -- 0.7%
   (Cost  $94,633)
$ 100,000 5.98% ++, due 05/31/2001                 94,633
                                            -------------

REPURCHASE AGREEMENT -- 1.9%
   (Cost  $238,000)
  238,000 Agreement with State Street Bank and Trust Company, 6.350% dated
          06/30/2000, to be repurchased at $238,125 on 07/03/2000,
          collateralized by $2,555,000 U.S. Treasury Note, 8.125%, maturing
          5/15/2021
          (value $2,909,506)                      238,000
                                            -------------


OTHER INVESTMENTS**
   (Cost $3,166,368)                25.0%   $   3,166,368
                                            -------------

TOTAL INVESTMENTS
   (Cost  $16,172,110*)            125.2%      15,857,352
OTHER ASSETS AND
LIABILITIES (NET)                  (25.2)      (3,195,734)
                                   ------    -------------

NET ASSETS                       100.0%     $  12,661,618
                                 =====      =============


---------------

*  Aggregate cost for Federal tax purposes.
** Securities pledged as collateral for futures contracts.
+  Non-income producing security.
++ Rate represents annualized yield at date of purchase.
#  Amount represents less than 0.1% of net assets.


NUMBER OF                                   UNREALIZED
CONTRACTS                                  DEPRECIATION
---------                                  ------------
FUTURES CONTRACTS-LONG POSITION
          1 S&P MID CAP 400 INDEX,
          SEPTEMBER 2000                           $ 3,572
                                                   =======


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)

             -------------------------------------------------------------------

SHARES                                              VALUE
----------------------------------------------------------
COMMON STOCKS -- 96.9%
     ADVERTISING -- 0.6%
    3,560 ADVO, Inc. +                      $     149,520
   11,100 HA-LO Industries, Inc. +                 62,437
    5,500 Penton Media, Inc.                      192,500
                                            -------------
                                                  404,457
                                            -------------

     AEROSPACE AND DEFENSE -- 0.7%
    4,710 AAR Corporation                          56,520
    1,620 Alliant Techsystems, Inc. +             109,249
    4,290 BE Aerospace, Inc. +                     29,494
    7,290 Gencorp, Inc.                            58,320
    6,510 Orbital Sciences Corporation +           79,340
    2,940 Scott Technologies, Inc. +               50,531
    4,700 Teledyne Technologies, Inc. +            78,725
                                            -------------
                                                  462,179
                                            -------------

     AGRICULTURAL MACHINERY -- 0.5%
    6,270 AptarGroup, Inc.                        169,290
    6,650 Delta & Pine Land Company               166,666
    2,130 Lindsay Manufacturing
             Company                               41,801
                                            -------------
                                                  377,757
                                            -------------

     AIR TRAVEL -- 0.5%
    3,260 Atlantic Coast Airlines
             Holdings, Inc. +                     103,505
    5,660 Mesa Air Group, Inc. +                   31,307
    2,490 Midwest Express Holdings,
             Inc. +                                53,535
    4,300 SkyWest, Inc.                           159,369
                                            -------------
                                                  347,716
                                            -------------

     APPAREL AND TEXTILES -- 1.3%
    1,560 Angelica Corporation                     12,480
    2,380 Ashworth, Inc. +                         10,636
    4,430 Cone Mills Corporation +                 27,411
    3,630 G & K Services                           90,977
    3,300 Guilford Mills, Inc.                     14,025
    1,130 Haggar Corporation                       13,278
    5,130 Hartmarx Corporation +                   13,146
    1,790 K-Swiss, Inc.                            28,528
    4,120 Kellwood Company                         87,035
    6,090 Nautica Enterprises, Inc. +              65,087
    2,140 Oshkosh B' Gosh, Inc.                    35,042
    1,330 Oxford Industries, Inc.                  23,940
    4,800 Phillips Van Heusen Corporation          45,600
    3,900 Quiksilver, Inc. +                       60,694
    7,570 Stride Rite Corporation                  46,366
    1,970 The Dixie Group, Inc. +                   7,634
    3,560 Timberland Company +                    252,092
    7,260 Wolverine World Wide, Inc.               71,692
                                            -------------
                                                  905,663
                                            -------------

                       See Notes to Financial Statements


     AUTOMOBILES -- 0.3%
    3,960 Group 1 Automotive, Inc. +        $      47,520
    3,130 Simpson Industries, Inc. +               23,573
    2,030 Spartan Motors, Inc.                      8,501
    2,150 Standard Motor Products, Inc.            18,275
    4,030 Wabash National Corporation              48,108
    3,260 Wynns International, Inc.                73,961
                                            -------------
                                                  219,938
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT-- 1.6%
    4,270 Clarcor, Inc.                            84,866
    9,360 Copart, Inc. +                          149,760
    2,870 Discount Auto Parts, Inc. +              28,700
   12,850 Gentex Corporation +                    322,856
    1,970 Insurance Auto Auctions, Inc. +          41,616
    2,700 Midas, Inc.                              54,000
    8,940 O'Reilly Automotive, Inc. +             124,043
    9,300 Pep Boys -- Manny, Moe &
             Jack                                  55,800
    4,990 Standard Pacific Corporation             49,900
    3,760 TBC Corporation +                        17,390
    5,910 Tenneco Automotive, Inc.                 31,028
    8,180 Tower Automotive, Inc. +                102,250
                                            -------------
                                                1,062,209
                                            -------------

     BANKING AND FINANCIAL SERVICES -- 5.9%
   13,200 AmeriCredit Corporation +               224,400
    4,320 Anchor Bancorp Wisconsin, Inc.           66,150
    7,400 Billing Information Concepts
             Corporation +                         32,838
    4,930 Chittenden Corporation                  120,477
    5,326 Commerce Bancorp, Inc.                  244,996
    8,440 Community First Bankshares,
             Inc.                                 137,677
    9,150 Cullen Frost Bankers, Inc.              240,759
    2,230 Dain Rauscher Corporation               147,180
    6,630 Enhance Financial Services
             Group, Inc.                           95,306
    4,670 First BanCorp                            86,687
    7,130 First Midwest Bancorp, Inc.             165,772
    8,817 Hudson United Bancorp                   197,831
    7,700 Imperial Bancorp                        119,985
    5,200 Investors Financial Services
             Corporation                          206,375
    4,270 Jefferies Group, Inc.                    86,201
    4,070 MAF Bancorp, Inc.                        74,023
    5,100 Morgan Keegan, Inc.                      75,225
    3,100 National Discount Brokers
             Group, Inc. +                         98,812
    4,571 Provident Bankshares
             Corporation                           61,709
    3,670 Queens County Bancorp, Inc.              67,666

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BANKING AND FINANCIAL SERVICES --
     (CONTINUED)
    4,940 Riggs National Corporation        $      62,368
    8,000 Silicon Valley Bancshares +             341,000
    7,530 South Financial Group, Inc. +           109,185
    4,900 Southwest Bancorporation
             of Texas, Inc. +                     101,675
    2,500 Southwest Securities Group, Inc.         93,175
    6,400 Staten Island Bancorp, Inc.             112,800
    6,890 Susquehanna Bancshares, Inc.             98,183
    9,370 TrustCo Bank Corporation NY             117,125
    7,340 United Bankshares, Inc.                 133,496
    9,100 Washington Federal, Inc.                166,075
    3,930 Whitney Holding Corporation             134,357
                                            -------------
                                                4,019,508
                                            -------------

     BROADCASTING -- 0.1%
    8,930 General Communication, Inc. +            45,766
                                            -------------

     BUILDING CONSTRUCTION -- 0.6%
    4,820 Apogee Enterprises, Inc.                 17,021
   10,790 D.R. Horton, Inc.                       146,339
    4,150 Hughes Supply, Inc.                      81,963
    9,120 Morrison Knudsen Corporation +           66,120
    1,600 NVR, Inc. +                              91,200
    4,680 Sturm Ruger & Company, Inc.              41,535
                                            -------------
                                                  444,178
                                            -------------

     BUILDING MATERIALS -- 1.3%
    3,900 ABM Industries, Inc.                     89,700
    2,230 Building Materials Holdings
             Corporation +                         19,652
    1,130 Butler Manufacturing Company             19,210
    2,850 Commonwealth Industries, Inc.            16,744
    3,390 Elcor Chemical Corporation               77,970
    5,700 Fleetwood Enterprises                    81,225
    3,270 Florida Rock Industries, Inc.           116,494
    4,530 Justin Industries, Inc.                  99,094
    1,730 Lawson Products, Inc.                    42,601
   10,022 Lennox International, Inc.              132,791
    2,100 Republic Group, Inc.                     18,900
    2,110 Simpson Manufacturing
             Company, Inc.                        100,884
    3,540 Universal Forest Products, Inc.          48,675
                                            -------------
                                                  863,940
                                            -------------

     BUSINESS SERVICES -- 6.8%
    3,460 Aaron Rents, Inc.                        43,466
    2,400 Administaff, Inc. +                     152,400
    6,490 Bowne & Company, Inc.                    65,306
    3,150 Catalina Marketing
             Corporation +                        321,300
    6,380 Central Parking Corporation             151,126
    6,980 ChoicePoint, Inc. +                     310,588
    3,100 Circle International Group, Inc.         77,888
    2,800 CUNO, Inc. +                             64,750
    2,400 Davox Corporation +                      31,050
    8,590 eLoyalty Corporation +                  109,523
    2,480 Fair Issac & Company, Inc.              109,120
    3,630 Franklin Covey Company +                 25,183
    4,290 Gymboree Corporation +                   12,870
    4,950 Harland (John H.) Company                73,941
    3,400 Heidrick & Struggles
             International, Inc. +                214,625
    5,030 Information Resources, Inc. +            19,806
   11,140 Interim Services, Inc. +                197,735
    5,590 Intervoice, Inc. +                       36,684
    2,130 Kronos, Inc. +                           55,380
    7,420 Labor Ready, Inc. +                      49,158
    3,650 MAXIMUS, Inc. +                          80,756
    3,900 On Assignment, Inc. +                   118,950
    7,980 Paxar Corporation +                      95,261
    4,200 Pegasus Solutions, Inc. +                45,675
    8,610 Profit Recovery Group
             International, Inc. +                143,141
    2,660 QRS Corporation +                        65,336
    5,470 Remedy Corporation +                    304,952
    6,870 RSA Security, Inc. +                    475,747
    9,260 SEI Investments Company                 368,664
   12,560 Snyder Communications, Inc.             298,300
    5,180 StaffMark, Inc. +                        34,641
    6,840 Tetra Tech, Inc. +                      156,465
    4,890 The BISYS Group, Inc. +                 300,735
    2,830 URS Corporation +                        43,158
                                            -------------
                                                4,653,680
                                            -------------

     CHEMICALS -- 1.8%
    3,900 Arch Chemicals, Inc.                     85,312
    4,300 Cambrex Corporation                     193,500
    2,730 Chemfirst, Inc.                          65,861
    4,170 Geon Company                             77,145
    4,040 Lilly Industrial, Inc.                  121,452
    5,410 Macdermid, Inc.                         127,135
    4,550 Mississippi Chemical
             Corporation                           21,613
    4,170 Om Group, Inc.                          183,480
    6,890 Omnova Solutions, Inc.                   43,063
    1,340 Penford Corporation                      28,810
    1,570 Quaker Chemical                          27,279
    4,840 Scotts Company +                        176,660
    2,730 WD-40 Company                            56,647
                                            -------------
                                                1,207,957

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
-------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMMERCIAL SERVICES -- 0.7%
    2,600 F.Y.I., Inc. +                    $      87,587
    3,900 Kroll-O'Gara Company +                   26,081
    3,360 Lason Holdings, Inc. +                    8,400
    2,800 MemberWorks, Inc. +                      94,150
    3,930 Pre-Paid Legal Services, Inc. +         117,409
    2,400 StarTek, Inc. +                         120,900
                                            -------------
                                                  454,527
                                            -------------

     COMMUNICATION EQUIPMENT -- 0.9%
    2,780 Plantronics, Inc. +                     321,090
    2,170 Proxim, Inc. +                          214,762
    1,800 ViaSat, Inc. +                           97,650
                                            -------------
                                                  633,502
                                            -------------

     COMMUNICATION SERVICES -- 1.9%
    6,500 Adaptive Broadband
             Corporation +                        238,875
    8,910 Aspect Communications
             Corporation +                        350,274
    9,650 Brightpoint, Inc. +                      83,533
    1,090 Centigram Communications
             Corporation +                         27,863
    8,700 Pinnacle Systems, Inc. +                195,614
    8,620 True North Communications               379,280
                                            -------------
                                                1,275,439
                                            -------------

     COMPUTERS AND BUSINESS EQUIPMENT -- 2.0%
    7,290 American Management
             Systems, Inc. +                      239,317
    5,160 Auspex Systems, Inc. +                   25,477
    2,610 Digi International, Inc. +               16,965
    4,010 Exabyte Corporation +                    18,045
    3,900 Gerber Scientific, Inc.                  44,850
    4,630 Insight Enterprises, Inc. +             274,617
    9,570 Komag, Inc. +                            16,748
    5,580 National Computer Systems, Inc.         274,815
    2,730 Standard Microsystems
             Corporation +                         41,974
    2,850 Telxon Corporation                       50,944
    2,620 Volt Information Sciences, Inc. +        86,296
    5,180 Xircom, Inc. +                          246,050
                                            -------------
                                                1,336,098
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 6.4%
    3,920 Analysts International
             Corporation                           36,505
    4,600 Aspen Technology, Inc. +                177,100
    6,700 Avant! Corporation +                    125,520

                       See Notes to Financial Statements


     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- (CONTINUED)
    4,270 Avid Technology, Inc. +           $      51,240
    5,500 AVT Corporation +                        40,563
    2,480 BARRA, Inc. +                           122,915
    3,420 Black Box Corporation +                 270,768
    5,850 Cerner Corporation +                    159,412
   10,350 Ciber, Inc. +                           137,138
    3,650 Computer Task Group, Inc.                18,478
    2,790 Concord Communications, Inc. +          111,251
    2,740 Cyrk, Inc. +                             13,700
    7,240 Epicor Software Corporation +            18,100
    4,100 ePresence, Inc. +                        29,725
    5,660 Factset Research Systems, Inc.          159,895
    6,000 Filenet Corporation +                   110,250
    3,500 Great Plains Software, Inc. +            68,688
    7,120 Henry Jack & Associates, Inc.           356,890
    4,680 HNC Software, Inc. +                    288,990
    4,300 Hutchinson Technology, Inc. +            61,275
    5,640 Hyperion Solutions
             Corporation +                        182,947
    4,320 Insituform Technologies, Inc. +         117,180
    4,640 Inter-Tel, Inc.                          74,530
    3,700 Mercury Computer Systems,
             Inc. +                               119,556
    3,050 MICROS Systems, Inc. +                   56,616
    8,810 National Instruments
             Corporation +                        384,336
    4,500 Phoenix Technologies Ltd. +              73,406
    6,280 Progress Software Corporation +         112,648
    3,800 Project Software & Development,
             Inc. +                                68,400
    2,900 RadiSys Corporation +                   164,575
    8,700 Read Rite Corporation +                  19,303
    5,100 SAGA SYSTEMS, Inc. +                     63,431
    5,700 Systems & Computer Technology
             Corporation +                        114,000
    5,420 Verity, Inc. +                          205,960
    4,400 Visual Networks, Inc. +                 125,400
    2,920 ZixIt Corporation +                     134,503
                                            -------------
                                                4,375,194
                                            -------------

     CONGLOMERATES -- 0.1%
    4,130 Triarc Companies, Inc. +                 84,665
                                            -------------

     CONSTRUCTION AND MINING EQUIPMENT -- 0.4%
    3,370 CDI Corporation +                        68,664
    4,060 Kaman Corporation                        43,391
    2,720 Material Sciences Corporation +          27,200
    3,650 Regal Beloit Corporation                 58,628
    4,080 Valmont Industries, Inc.                 81,090
                                            -------------
                                                  278,973
                                            -------------

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                              VALUE
-------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     CONTRACT SALES AND RESEARCH
     ORGANIZATIONS -- 0.1%
    4,300 Pharmaceutical Product
             Development, Inc. +            $      90,300
                                            -------------

     DIVERSIFIED INDUSTRIAL -- 0.8%
    3,000 Esterline Technologies
             Corporation +                         44,625
    8,501 Friede Goldman Halter, Inc. +            75,978
    5,220 Griffon Corporation +                    29,036
    7,780 JLG Industries, Inc.                     92,387
    7,800 MascoTech, Inc.                          84,338
    5,320 Roper Industries, Inc.                  136,325
    2,230 SPS Technologies, Inc. +                 91,569
                                            -------------
                                                  554,258
                                            -------------

     DRUGS AND HEALTH CARE -- 10.3%
    8,250 Alliance Pharmaceutical
             Corporation +                         92,813
    6,090 Alpharma, Inc.                          379,102
    5,995 Barr Laboratories, Inc. +               268,651
        0 Baxter International, Inc.                    1
    9,520 Bio Technology General
             Corporation +                        125,545
    4,030 Biomatrix, Inc. +                        91,179
    5,940 Cephalon, Inc. +                        355,657
    1,730 Chemed Corporation                       48,764
    2,480 Cooper Companies, Inc.                   90,210
    4,590 Cor Therapeutics, Inc. +                391,584
   10,180 Coventry Health Care, Inc. +            135,680
    4,470 Cygnus, Inc. +                           63,698
    7,780 Dura Pharmaceuticals, Inc. +            111,837
    4,400 Enzo Biochem, Inc. +                    303,600
    6,190 Idexx Laboratories, Inc. +              141,596
    4,800 Immune Response Corporation +            52,200
    5,250 Invacare Corporation                    137,812
   11,425 Jones Medical Industries, Inc.          456,286
    5,140 Medicis Pharmaceutical
             Corporation +                        292,980
    4,280 Mentor Corporation                      116,362
    3,010 Natures Sunshine Products, Inc.          21,070
   11,700 NBTY, Inc. +                             74,588
    3,770 Noven Pharmaceuticals, Inc. +           113,336
    5,930 Organogenesis, Inc. +                    67,824
    8,440 Orthodontic Centers America,
              Inc. +                              190,955
    2,490 Osteotech, Inc. +                        26,145
    5,720 Owens & Minor, Inc.                      98,313
    4,410 PAREXEL International
             Corporation +                         42,171



                       See Notes to Financial Statements


     DRUGS AND HEALTH CARE -- (CONTINUED)
    5,860 Patterson Dental Company +        $     298,860
    2,730 Pediatrix Medical Group, Inc.            31,736
    3,530 Primark Corporation +                   131,492
    7,780 Prime Hospitality Corporation +          73,424
    3,460 Protein Design Laboratories,
             Inc. +                               570,738
    6,160 Regeneron Pharmaceuticals,
             Inc. +                               183,645
    7,890 Renal Care Group, Inc. +                192,935
    5,130 Respironics, Inc. +                      92,340
    4,680 Sierra Health Services, Inc. +           14,918
    1,690 Spacelabs, Inc. +                        19,013
    3,900 Sunrise Medical, Inc. +                  19,013
    2,100 Syncor International
             Corporation +                        151,200
    3,670 Ultratech Stepper, Inc. +                54,591
    5,270 Universal Health Services, Inc. +       345,185
    4,530 Vertex Pharmaceuticals, Inc. +          477,349
    2,120 Vital Signs, Inc.                        38,425
                                            -------------

                                                6,984,823
                                            -------------

     ELECTRIC UTILITIES -- 0.7%
    1,240 Bangor Hydro Electric Company            29,062
    1,970 Central Vermont Public Service           21,670
    2,980 CH Energy Group, Inc.                   101,134
      970 Green Mountain Power
             Corporation                            8,003
    4,040 NorthWestern Corporation                 93,425
    5,600 UniSource Energy Corporation             84,000
    2,490 United Illuminating Company             108,937
                                            -------------
                                                  446,231
                                            -------------

     ELECTRICAL EQUIPMENT -- 3.8%
    6,350 Anixter International, Inc. +           168,275
    3,900 Aware, Inc. +                           199,387
    5,960 Baldor Electric Company                 111,005
    3,190 Barnes Group, Inc.                       52,037
    4,280 Belden, Inc.                            109,675
    2,860 Benchmark Electronics, Inc. +           104,569
    4,480 C&D Technologies, Inc.                  253,120
    7,710 C-Cube Microsystems, Inc. +             151,309
    4,930 Cable Design Technologies
             Corporation +                        165,155
    4,370 Coherent, Inc. +                        366,534
    7,100 Foster Wheeler Corporation               61,238
    3,910 Helix Technology Corporation            152,490
    2,320 Intermagnetics General
             Corporation +                         43,935
    4,930 Kent Electrical Corporation +           146,976


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


SHARES                                              VALUE
-----------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     ELECTRICAL EQUIPMENT -- (CONTINUED)
    1,830 Park Electrochemical
             Corporation                    $      65,994
    2,610 Symmetricom, Inc. +                      65,902
    2,860 Technitrol, Inc.                        277,062
    2,740 Thomas Industries, Inc.                  48,464
    4,760 Watsco, Inc.                             59,500
                                            -------------

                                                2,602,627
                                            -------------

     ELECTRONICS -- 11.4%
    4,000 Actel Corporation +                     182,500
    3,700 Aeroflex, Inc. +                        183,844
    7,400 Alliance Semiconductor
             Corporation +                        181,762
    6,980 Alpha Industries, Inc. +                307,556
    3,300 American Xtal Technology,
             Inc. +                               142,725
    2,240 Analogic Corporation                     89,600
    6,510 Artesyn Technologies, Inc. +            181,059
    3,900 Audiovox Corporation +                   86,044
    4,800 BMC Industries, Inc.                     19,500
    5,920 C Cor Electronics, Inc. +               159,840
    5,220 Checkpoint Systems, Inc. +               39,150
    3,500 Cohu, Inc.                               94,391
    4,810 CTS Corporation                         216,450
   10,520 Dallas Semiconductor
             Corporation                          428,690
   12,170 Digital Microwave Corporation +         463,981
    3,910 Dionex Corporation +                    104,592
    4,700 Electro Scientific Industries,
             Inc. +                               206,947
    3,600 Electroglas, Inc. +                      77,400
    7,300 ESS Technology, Inc. +                  105,850
    6,580 General Semiconductor, Inc.              97,055
    1,960 Harmon Industries, Inc.                  25,970
    8,830 Input/Output, Inc. +                     74,503
   10,680 International Rectifier
             Corporation +                        598,080
    2,610 Itron, Inc. +                            21,533
   15,160 Kemet Corporation +                     379,947
    4,250 Kulicke & Soffa Industries,
             Inc. +                               252,344
    8,610 Lattice Semiconductor
             Corporation +                        595,166
    6,230 Methode Electrics, Inc.                 240,634
    3,760 Network Equipment
             Technologies +                        37,835
   13,390 P-COM, Inc. +                            76,156
    5,070 Photronic, Inc. +                       143,861
    4,790 Pioneer-Standard Electronics,
             Inc.                                  70,653
    3,210 Plexus Corporation +                    362,730
   15,910 S3, Inc. +                              234,672
    5,930 Silicon Valley Group, Inc. +            153,439
    5,940 SLI, Inc.                                72,023
    3,709 Three-Five Systems, Inc. +              218,831
    3,640 Titan International, Inc.                19,338
    4,020 Trimble Navigation Ltd. +               196,226
    6,020 Valence Technology, Inc. +              110,994
    7,370 Vicor Corporation +                     256,568
    5,460 Zebra Technologies
             Corporation +                        241,946
                                            -------------

                                                7,752,385
                                            -------------

     ENTERTAINMENT -- 0.3%
    2,010 Anchor Gaming +                          96,354
    6,530 Midway Games, Inc. +                     52,648
    4,550 Pinnacle Entertainment, Inc. +           88,441
                                            -------------

                                                  237,443
                                            -------------

     FOOD AND BEVERAGE -- 2.3%
    1,730 Agribrands International, Inc. +         72,552
    3,200 American Italian Pasta
             Company +                             66,200
    3,400 Beringer Wine Estates Holdings,
             Inc. +                               120,062
    3,130 Canandaigua Wine, Inc. +                157,869
   11,550 Chiquita Brands International,
             Inc.                                  45,478
    1,560 Coca-Cola Bottling Company               70,980
    6,100 Corn Products International, Inc.       161,650
    7,420 Earthgrains Company                     144,226
    5,100 Hain Celestial Group, Inc. +            187,106
    2,850 Ionics, Inc. +                           87,281
    1,570 J&J Snack Foods Corporation +            28,064
    2,000 Morrison Management Specialists,
             Inc.                                  56,375
    1,990 Nash Finch Company                       16,418
    5,230 Ralcorp Holdings, Inc. +                 64,068
    9,890 Smithfield Foods, Inc. +                277,538
    2,060 Taco Cabana, Inc. +                      13,648
                                            -------------

                                                1,569,515
                                            -------------

     FOOD DISTRIBUTION -- 0.3%
    3,420 Michael Foods, Inc.                      83,790
    2,370 Performance Food Group
             Company +                             75,840
    3,140 United Natural Foods, Inc. +             43,175
                                            -------------
                                                  202,805
                                            -------------



                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
----------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     FOREST PRODUCTS -- 0.1%
    2,100 Deltic Timber Corporation         $      44,887
                                            -------------

     HEALTH MANAGEMENT SYSTEMS -- 0.2%
    5,660 National Data Corporation               130,180
                                            -------------

     HOMEBUILDERS -- 0.4%
    8,250 Champion Enterprises, Inc. +             40,219
    3,810 M.D.C. Holdings, Inc.                    70,961
    2,310 Ryland Group, Inc.                       51,109
    6,380 Toll Brothers, Inc. +                   130,790
                                            -------------

                                                  293,079
                                            -------------

     HOTELS AND RESTAURANTS -- 1.8%
    4,650 Applebee's International, Inc.          140,953
    7,300 Aztar Corporation +                     113,150
    4,690 CEC Entertainment, Inc. +               120,181
    5,330 Cheesecake Factory +                    146,575
    8,800 CKE Restaurants, Inc.                    26,400
    5,137 Consolidated Products, Inc.              46,233
    3,510 IHOP Corporation +                       58,793
    6,640 Jack in the Box, Inc. +                 163,510
    4,330 Landry's Seafood Restaurants,
             Inc.                                  36,805
    3,910 Luby's Cafeterias, Inc.                  31,280
    5,200 Marcus Corporation                       63,050
    2,120 Panera Bread Company +                   21,465
   10,780 Ruby Tuesday, Inc.                      135,424
    5,690 Ryans Family Steak Houses,
             Inc. +                                48,009
    3,160 Sonic Corporation +                      92,825
                                            -------------

                                                1,244,653
                                            -------------

     HOUSEHOLD APPLIANCES AND HOME
     FURNISHINGS -- 1.3%
    4,000 Applica, Inc. +                          45,250
    2,030 Bassett Furniture Industries, Inc.       25,629
    6,850 Ethan Allen Interiors, Inc.             164,400
    6,150 Fedders USA, Inc.                        35,747
    3,020 Harman International Industries,
             Inc.                                 184,220
    9,040 Interface, Inc.                          34,465
   10,700 La-Z-Boy, Inc.                          149,800
    2,660 Libbey, Inc.                             85,452
    1,240 National Presto Industries, Inc.         38,130
    2,490 Pillowtex Corporation                    10,582
    2,740 Royal Appliance Manufacturing
             Company +                             15,584
    2,000 Salton, Inc. +                           73,750
                                            -------------
                                                  863,009
                                            -------------



                       See Notes to Financial Statements



     INDUSTRIAL MACHINERY -- 2.2%
    4,040 A.O. Smith Corporation            $      84,588
    7,450 Cognex Corporation +                    385,537
    2,590 Flow International Corporation +         25,900
    2,710 Gardner Denver, Inc. +                   48,441
    3,520 Graco, Inc.                             114,400
    5,190 IDEX Corporation                        163,809
    4,350 Manitowoc, Inc.                         116,362
    6,200 Milacron, Inc.                           89,900
    2,900 Oshkosh Truck Corporation               103,675
    1,880 Robbins & Myers, Inc.                    42,888
    3,350 Specialty Equipment Companies,
             Inc. +                                90,869
    5,180 SpeedFam-IPEC, Inc. +                    94,211
    2,140 Standex International
             Corporation                           33,973
    4,570 Watts Industries, Inc.                   57,696
    3,760 X-Rite, Inc.                             34,310
                                            -------------

                                                1,486,559
                                            -------------

     INSURANCE -- 2.5%
    6,480 Arthur J. Gallagher & Company           272,160
    3,538 Delphi Financial Group, Inc.            120,071
    2,350 E.W. Blanch Holdings, Inc.               47,734
   11,730 Fidelity National Financial, Inc.       214,806
   11,030 First American Financial
             Corporation                          157,867
   12,220 Fremont General Corporation              48,116
    2,250 Hilb, Rogal and Hamilton
             Company                               78,047
    7,150 Mutual Risk Management Ltd.             123,784
    6,590 Radian Group, Inc.                      341,033
    1,700 RLI Corporation                          59,075
    1,600 SCPIE Holdings, Inc.                     32,800
    4,520 Selective Insurance Group, Inc.          85,880
    3,250 Trenwick Group, Inc.                     47,328
    3,000 Zenith National Insurance
             Corporation                           63,750
                                            -------------

                                                1,692,451
                                            -------------

     INVESTMENT COMPANIES -- 1.0%
    6,240 Eaton Vance Corporation                 288,600
    4,660 Pioneer Group, Inc. +                   197,467
    8,010 Raymond James Financial, Inc.           180,225
                                            -------------
                                                  666,292
                                            -------------

     LEISURE TIME -- 0.3%
    2,890 Action Performance Companies,
             Inc. +                                20,953
    1,990 Carmike Cinemas, Inc. +                   7,711
    1,350 GC Companies +                           30,206


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
----------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     LEISURE TIME -- (CONTINUED)
    3,170 K2, Inc.                          $      26,351
    2,950 SCP Pool Corporation +                   69,325
    3,350 THQ, Inc. +                              40,828
                                            -------------

                                                  195,374
                                            -------------

     MACHINERY -- 0.2%
    3,560 Applied Industrial Technologies,
             Inc.                                  58,295
    3,370 Astec Industries, Inc. +                 85,514
                                            -------------

                                                  143,809
                                            -------------

     MACHINERY -- TOOLS -- 0.4%
    6,870 Applied Power, Inc.                     230,145
    2,240 Toro Company                             73,780
                                            -------------

                                                  303,925
                                            -------------

     MEDICAL INSTRUMENTS AND SUPPLIES -- 2.8%
    3,630 ADAC Laboratories +                      87,120
    5,960 Bindley Western Industries, Inc.        157,567
    2,700 CONMED Corporation +                     69,862
    2,620 Datascope Corporation                    94,320
    2,370 Diagnostic Products Corporation          75,840
    3,360 Hanger Orthopedic Group +                16,590
    2,720 Hologic, Inc. +                          18,360
    2,200 PolyMedica Corporation +                 95,150
    3,890 Priority Healthcare Corporation +       289,076
    5,300 ResMed, Inc. +                          141,775
    4,300 Sola International, Inc. +               20,963
    3,600 Techne Corporation +                    468,000
    5,190 Theragenics Corporation +                44,439
    5,430 Varian Medical Systems, Inc.            212,449
    3,100 Wesley Jessen VisionCare, Inc. +        116,444
                                            -------------

                                                1,907,955
                                            -------------

     MEDICAL SERVICES -- 0.9%
    3,780 Advance Paradigm, Inc. +                 77,490
   10,410 Advanced Tissue Sciences, Inc. +         83,605
    1,510 Curative Health Services, Inc. +          9,107
    6,860 Dendrite International, Inc. +          228,524
   11,520 Hooper Holmes, Inc.                      92,160
    4,410 Laser Vision Centers, Inc. +             27,287
   15,840 US Oncology, Inc. +                      79,200
                                            -------------

                                                  597,373
                                            -------------

     MINING -- 0.3%
    2,860 Brush Wellman, Inc.                      44,687
    6,720 Stillwater Mining Company +             187,320
                                            -------------
                                                  232,007
                                            -------------


                       See Notes to Financial Statements


     MOBILE HOMES -- 0.3%
    2,680 Coachmen Industries, Inc.         $      30,820
    3,260 Monaco Coach Corporation +               44,417
    8,200 Oakwood Homes Corporation                14,863
    1,470 Skyline Corporation                      31,605
    2,120 Thor Industries, Inc.                    44,520
    3,800 Winnebago Industries, Inc.               49,637
                                            -------------

                                                  215,862
                                            -------------

     NON-FERROUS METALS -- 0.3%
    6,690 Coeur D'Alene Mines
             Corporation +                         16,307
    2,500 Commercial Metals Company                68,750
    2,670 Imco Recycling, Inc.                     14,518
    3,640 RTI International Metals, Inc. +         41,405
    2,160 Wolverine Tube, Inc. +                   36,720
                                            -------------

                                                  177,700
                                            -------------

     OFFICE FURNISHINGS AND SUPPLIES -- 0.6%
    2,970 A.T. Cross Company +                     14,664
      990 Nashua Corporation                        8,168
    2,390 New England Business Service,
             Inc.                                  38,838
    5,900 United Stationers, Inc. +               191,012
    3,920 W.H. Brady Company                      127,400
                                            -------------

                                                  380,082
                                            -------------

     OIL AND GAS -- 5.0%
    5,550 Atmos Energy Corporation                 97,125
    5,710 Barrett Resources Corporation +         173,798
    4,900 Cabot Oil & Gas Corporation             103,819
    1,950 Cascade Natural Gas Corporation          32,541
    8,060 Cross Timbers Oil Company               178,327
    5,200 Energen Corporation                     113,425
    3,260 HS Resources, Inc. +                     97,800
    3,300 Laclede Gas Company                      63,525
    7,300 Louis Dreyfus Natural Gas
             Corporation +                        228,581
    3,120 New Jersey Resources
             Corporation                          118,755
    7,370 Newfield Exploration
             Company +                            288,351
    4,410 Northwest Natural Gas Company            98,674
    3,100 Nuevo Energy Company +                   58,513
    4,010 Oceaneering International, Inc. +        76,190
    6,850 Philadelphia Suburban
             Corporation                          140,425
    5,450 Piedmont Natural Gas, Inc.              144,766
    3,090 Plains Resources, Inc. +                 49,440
    7,020 Pogo Producing Company                  155,317


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
----------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     OIL AND GAS -- (CONTINUED)
   11,360 Pride International, Inc. +       $     281,160
    3,760 Remington Oil & Gas
             Corporation +                         28,200
    4,090 Seitel, Inc.                             33,231
    8,586 Southern Union Company                  135,765
    5,440 Southwest Gas Corporation                95,200
    4,400 Southwestern Energy Company              27,500
    1,960 St. Mary Land & Exploration
             Company                               82,442
    3,240 Stone Energy Corporation +              193,590
    4,700 UGI Corporation                          96,350
   10,910 Vintage Petroleum, Inc.                 246,157
                                            -------------

                                                3,438,967
                                            -------------

     OIL EQUIPMENT AND SERVICES-- 0.9%
    2,400 Atwood Oceanics, Inc. +                 106,500
    2,700 Cal Dive International, Inc. +          146,306
    3,000 Dril-Quip, Inc. +                       140,250
    3,015 SEACOR SMIT, Inc. +                     116,643
    4,500 Veritas DGC Inc. +                      117,000
                                            -------------

                                                  626,699
                                            -------------

     PAPER -- 0.4%
    6,130 Buckeye Technologies, Inc. +            134,477
    4,510 Caraustar Industries, Inc.               68,214
    2,740 Lydall, Inc. +                           29,112
    2,510 Pope & Talbot, Inc.                      40,160
                                            -------------

                                                  271,963
                                            -------------

     PHOTOGRAPHY -- 0.1%
    1,510 CPI Corporation                          31,899
    2,600 Innovex, Inc.                            25,350
                                            -------------

                                                   57,249
                                            -------------

     PLASTICS -- 0.2%
    6,600 Tredegar Industries, Inc.               125,400
                                            -------------

     POLLUTION CONTROL -- 0.0%
    2,360 Tetra Technologies, Inc. +               33,483
                                            -------------

     PUBLISHING -- 0.1%
    2,440 Consolidated Graphics, Inc. +            22,875
    2,490 Nelson Thomas, Inc.                      21,321
                                            -------------

                                                   44,196
                                            -------------


     RECREATION -- 0.4%
    4,340 Arctic Cat, Inc.                  $      51,537
    1,820 Huffy Corporation                         7,849
    4,210 Polaris Industries, Inc.                134,720
    3,540 Russ Berrie & Company, Inc.              68,145
                                            -------------

                                                  262,251
                                            -------------

     RETAIL -- 3.8%
    5,866 99 Cents Only Stores +                  233,907
    5,050 Ames Department Stores, Inc. +           39,138
    5,460 AnnTaylor Stores Corporation +          180,862
    6,370 Bombay, Inc. +                           18,712
    3,130 Books A Million, Inc. +                  14,476
    3,140 Brown Shoe Company, Inc.                 40,820
    4,530 Cash America International, Inc.         33,409
    4,570 Cato Corporation                         53,126
    3,530 Cost Plus, Inc. +                       101,267
      990 Damark International, Inc. +             21,285
    2,500 Department 56, Inc. +                    27,500
    2,370 Enesco Group, Inc.                       11,258
    3,470 Footstar, Inc. +                        115,377
    5,590 Fossil, Inc. +                          108,656
    5,740 Goody's Family Clothing, Inc. +          31,570
    2,230 Gottschalks, Inc. +                      14,077
    3,280 Hancock Fabrics, Inc.                    13,940
    2,480 J. Baker, Inc.                           14,415
    3,890 Jan Bell Marketing, Inc. +                9,239
    3,140 Jo-Ann Stores, Inc. +                    21,980
    1,580 Lillian Vernon Corporation               16,590
    6,890 Linens 'N Things, Inc. +                186,891
    5,360 Michaels Stores, Inc. +                 245,555
    5,540 Pacific Sunwear of California +         103,875
   16,590 Pier 1 Imports, Inc.                    161,752
    7,060 Regis Corporation                        88,250
    5,200 Shopko Stores, Inc. +                    79,950
    7,500 Stein Mart, Inc. +                       76,875
    1,350 Swiss Army Brands, Inc. +                 6,919
    3,310 The Dress Barn +                         73,234
    7,290 The Men's Wearhouse, Inc. +             162,658
    2,370 The Wet Seal, Inc. +                     31,106
    6,170 Zale Corporation +                      225,205
                                            -------------

                                                2,563,874
                                            -------------

     RETAIL GROCERY -- 0.5%
    8,820 Casey's General Stores, Inc.             91,507
    6,860 Fleming Companies, Inc.                  89,609
    4,560 Whole Foods Market, Inc. +              188,385
                                            -------------
                                                  369,501
                                            -------------


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
----------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     SAVINGS AND LOAN -- 0.8%
    6,950 Centura Banks, Inc.               $     235,866
    9,840 Commercial Federal Corporation          153,135
    4,930 Downey Financial Corporation            142,970
                                            -------------

                                                  531,971
                                            -------------

     STEEL -- 1.1%
    1,570 Amcast Industrial Corporation            13,738
    5,390 Birmingham Steel Corporation             20,886
    2,480 Castle A M Company                       20,615
    1,450 Insteel Industries, Inc.                  8,972
    4,420 Intermet Corporation                     30,387
    6,040 Mueller Industries, Inc. +              169,120
    2,490 Quanex Corporation                       37,039
    4,820 Reliance Steel & Aluminum
             Company                               92,182
    2,700 Shaw Group, Inc. +                      127,237
    8,400 Steel Dynamics, Inc. +                   76,125
    1,860 Steel Technologies, Inc.                 13,253
    3,650 Texas Industries, Inc.                  105,394
    2,530 WHX Corporation +                        13,915
                                            -------------

                                                  728,863
                                            -------------

     TELECOMMUNICATIONS -- 0.7%
    4,910 Allen Group, Inc. +                      86,846
    6,795 Dycom Industries, Inc. +                312,570
   11,470 TALK.com, Inc. +                         66,669
                                            -------------

                                                  466,085
                                            -------------

     TIRE AND RUBBER -- 0.0%
    3,450 Myers Industries, Inc.                   37,088
                                            -------------

     TOBACCO -- 0.1%
    7,790 Dimon, Inc.                              16,554
    2,740 Schweitzer-Mauduit
             International, Inc.                   34,250
                                            -------------

                                                   50,804
                                            -------------

     TOYS -- 0.1%
    3,300 JAKKS Pacific, Inc. +                    48,675
                                            -------------

     TRUCKING AND FREIGHT FORWARDING -- 2.3%
    5,590 American Freightways
             Corporation +                         81,055
    3,400 Arkansas Best Corporation +              33,788
    5,000 EGL, Inc. +                             153,750
    8,920 Expeditores International, Inc.         423,700
    6,370 Fritz Companies, Inc. +                  65,691

     TRUCKING AND FREIGHT FORWARDING-- (CONTINUED)
    2,860 Frozen Food Express Industries,
             Inc.                           $       8,580
    4,410 Heartland Express, Inc. +                73,592
    4,290 Kirby Corporation +                      91,162
    1,610 Landstar Systems, Inc. +                 95,896
    2,020 M.S. Carriers, Inc. +                    35,603
    3,660 Offshore Logistics, Inc. +               52,612
    3,400 Roadway Express, Inc.                    79,687
   10,210 Rollins Truck Leasing
             Corporation                           70,832
    4,670 US Freightways Corporation              114,707
    8,210 Werner Enterprises, Inc.                 94,928
    4,400 Yellow Corporation +                     64,900
                                            -------------

                                                1,540,483
                                            -------------

     UTILITIES -- WATER -- 0.4%
    1,570 American States Water Company            46,708
    6,860 United Water Resources, Inc.            239,242
                                            -------------

                                                  285,950
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $62,782,171)                         65,952,432
                                            -------------

PRINCIPAL
AMOUNT

REPURCHASE AGREEMENT-- 2.1%
   (Cost  $1,421,000)
$1,421,000   Agreement with State Street Bank
             and Trust Company, 6.350% dated
             06/30/2000, to be repurchased at
             $1,421,751 on 07/03/2000,
             collateralized by $1,430,000
             U.S. Treasury Note, 6.625%,
             maturing 4/30/2002
             (value $1,449,662)                 1,421,000
                                            -------------

TOTAL INVESTMENTS
   (Cost  $64,203,171*)             99.0%      67,373,432
OTHER ASSETS AND
LIABILITIES (NET)                    1.0          684,798
                                 -------    -------------
NET ASSETS                         100.0%   $  68,058,230
                                 =======    =============



-------------
   * Aggregate cost for Federal tax purposes.
  ** Securities pledged as collateral for futures contracts.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.


                       See Notes to Financial Statements

          Munder Institutional Funds
                 Statements of Assets and Liabilities, June 30, 2000 (Unaudited)

          ----------------------------------------------------------------------

                                                                        -----------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        -----------------------------------------------
ASSETS:
Investments, at value See accompanying schedule:
    Securities                                                          $ 121,875,897    $  15,619,352   $   65,952,432
    Repurchase Agreement                                                    2,848,000          238,000        1,421,000
                                                                        -------------    -------------   --------------
Total Investments                                                         124,723,897       15,857,352       67,373,432
Cash                                                                            1,067              272              593
Receivable for Fund shares sold                                             2,408,762                -        1,759,550
Dividends receivable                                                           94,525            7,365           28,093
Unamortized organization costs                                                 16,105            2,807                -
Receivable for investment securities sold                                      12,274            3,909        2,174,070
Receivable from investment advisor                                             12,193            4,232            6,191
Prepaid expenses and other assets                                               4,970            1,396           95,506
Variation margin                                                                3,582                -                -
Interest receivable                                                               502               42              251
                                                                        -------------    -------------   --------------
    Total Assets                                                          127,277,877       15,877,375       71,437,686
                                                                        -------------    -------------   --------------

LIABILITIES:
Payable for investment securities purchased                                 3,327,457           25,844        3,266,661
Dividends payable                                                              52,932            9,843           21,853
Custodian fees payable                                                         13,500            7,890           37,177
Transfer agent fee payable                                                      8,160            1,077            2,168
Shareholder servicing fees payable                                              5,042                -           17,777
Administration fee payable                                                      2,064              267              771
Accrued Director's fees and expenses                                              418               19                -
Payable upon return of securities loaned                                            -        3,166,368                -
Variation margin                                                                    -            3,650                -
Payable for Fund shares redeemed                                                    -                -           31,090
Accrued expenses and other payables                                            19,354              799            1,959
                                                                        -------------    -------------   --------------
    Total Liabilities                                                       3,428,927        3,215,757        3,379,456
                                                                        -------------    -------------   --------------

NET ASSETS                                                              $ 123,848,950    $  12,661,618   $   68,058,230
                                                                        =============    =============   ==============
Investments at cost                                                     $ 117,870,070    $  16,172,110   $   64,203,171
                                                                        =============    =============   ==============






                       See Notes to Financial Statements

     Munder Institutional Funds
               Statements of Assets and Liabilities, June 30, 2000 (Unaudited)
                       (Continued)
--------------------------------------------------------------------------------


                                                                        ------------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P
                                                                        SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        ------------------------------------------------
NET ASSETS consist of:
Undistributed net investment income                                     $      19,405    $       1,921   $        8,782
Accumulated net realized gain/(loss) on investments sold
    and futures contracts                                                  15,944,730        1,890,079        4,386,691
Net unrealized appreciation/(depreciation) of investments
    and futures contracts                                                   6,855,391         (318,331)       3,170,261
Par value                                                                       9,103            1,180            5,900
Paid-in capital in excess of par value                                    101,020,321       11,086,769       60,486,596
                                                                        -------------    -------------   --------------
    Total Net Assets                                                    $ 123,848,950    $  12,661,618   $   68,058,230
                                                                        =============    =============   ==============

NET ASSETS:
Class K Shares                                                          $  18,015,127    $   3,272,327   $   61,020,080
                                                                        =============    =============   ==============
Class Y Shares                                                          $ 105,833,823    $   9,389,291   $    7,038,150
                                                                        =============    =============   ==============

SHARES OUTSTANDING:
Class K Shares                                                              1,729,416          336,497        5,288,893
                                                                        =============    =============   ==============
Class Y Shares                                                              7,373,430          843,382          610,988
                                                                        =============    =============   ==============

CLASS K SHARES:
Net asset value, offering price and redemption
    price per share                                                     $       10.42    $        9.72   $        11.54
                                                                        =============    =============   ==============

CLASS Y SHARES:
Net asset value, offering price and redemption
    price per share                                                     $       14.35    $       11.13   $        11.52
                                                                        =============    =============   ==============





                       See Notes to Financial Statements

           Munder Institutional Funds
              Statements of Operations, Period Ended June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------




                                                                        ------------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P
                                                                        SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        ------------------------------------------------
INVESTMENT INCOME:
Interest                                                                $      80,575    $      37,015   $       26,576
Dividends (a)                                                                 761,783           66,510          169,024
Other                                                                               -            1,552                -
                                                                        -------------    -------------   --------------
    Total investment income                                                   842,358          105,077          195,600
                                                                        -------------    -------------   --------------

EXPENSES:
Custodian fees                                                                 50,083           31,563           33,875
Investment advisory fee                                                        46,986            7,958           37,320
Transfer agent fee                                                             19,755            1,995            6,272
Legal and audit fees                                                           12,818            4,955            4,230
Registration and filing fees                                                   12,188              848            4,318
Shareholder servicing fees:
    Class K Shares                                                             11,863            3,775           50,134
Administration fee                                                             10,821            1,034            4,024
Amortization of organizational costs                                            3,759              585                -
Directors' fees and expenses                                                    2,059              149              719
Other                                                                          19,532            1,461            6,941
                                                                        -------------    -------------   --------------
    Total Expenses                                                            189,864           54,323          147,833
Fees waived and expenses reimbursed by
       investment advisor                                                    (117,461)         (38,845)         (52,877)
                                                                        -------------    -------------   --------------
    Net Expenses                                                               72,403           15,478           94,956
                                                                        -------------    -------------   --------------
NET INVESTMENT INCOME                                                         769,955           89,599          100,644
                                                                        -------------    -------------   --------------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions                                                  15,979,571        1,576,767        4,420,941
    Forward foreign exchange contracts                                              -                -                -
    Futures contracts                                                          34,160          173,418                -
    Foreign currency transactions                                                   -                -                -
Net change in unrealized appreciation/(depreciation) of:
    Securities                                                            (19,854,541)        (667,853)        (630,189)
    Futures contracts                                                         (53,516)         (69,338)               -
    Foreign currency transactions                                                   -                -                -
                                                                        -------------    -------------   --------------
Net realized and unrealized gain/(loss) on investments                     (3,894,326)       1,012,994        3,790,752
                                                                        -------------    -------------   --------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                               $  (3,124,371)   $   1,102,593   $    3,891,396
                                                                        =============    =============   ==============



-------------------------
(a) Net of foreign withholding tax of $4,069 and $74 for Munder Institutional S&P 500 Index Equity Fund and Munder S&P SmallCap Equity Fund, respectively.





                       See Notes to Financial Statements

 Munder Institutional Funds
     Statements of Changes in Net Assets, Period Ended June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------


                                                                        ----------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P
                                                                        SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        ----------------------------------------------

Net investment income                                                   $     769,955    $      89,599   $      100,644
Net realized gain/(loss) on investments sold                               16,013,731        1,750,185        4,420,942
Net change in unrealized appreciation/(depreciation)
    of investments                                                        (19,908,057)        (737,191)        (630,190)
                                                                        -------------    -------------   --------------
Net increase/(decrease) in net assets resulting from operations            (3,124,371)     1,102,593          3,891,396

Distributions to shareholders from net investment income:
       Class K Shares                                                         (78,526)         (20,123)         (79,386)
       Class Y Shares                                                        (672,024)         (67,555)         (12,476)
Net increase/(decrease) in net assetsfrom Fund share transactions:
       Class K Shares                                                      13,619,189        1,802,824       27,897,243
       Class Y Shares                                                      (8,868,299)        (651,945)     (17,293,222)
                                                                        -------------    -------------   --------------
Net increase in net assets                                                    875,969        2,165,794       14,403,555

NET ASSETS:
Beginning of period                                                       122,972,981       10,495,824       53,654,675
                                                                        -------------    -------------   --------------

End of period                                                           $ 123,848,950    $  12,661,618   $   68,058,230
                                                                        =============    =============   ==============

Undistributed net investment income                                     $      19,405    $       1,921   $        8,782
                                                                        =============    =============   ==============






                       See Notes to Financial Statements

  Munder Institutional Funds
            Statements of Changes in Net Assets, Year Ended December 31, 1999

--------------------------------------------------------------------------------



                                                                        ------------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P
                                                                        SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        ------------------------------------------------

Net investment income                                                   $     974,652    $     139,070   $       47,750
Net realized gain on investments sold                                       2,336,428        1,123,541          (34,252)
Net change in unrealized appreciation of investments                       12,570,687           92,553        3,800,451
                                                                        -------------    -------------   --------------
Net increase in net assets resulting from operations                       15,881,767        1,355,164        3,813,949

Distributions to shareholders from net investment income:
       Class K Shares                                                          (4,021)          (1,098)         (25,870)
       Class Y Shares                                                        (980,304)        (137,971)         (21,880)
Distributions to shareholders in excess of net investment income:
       Class K Shares                                                         (15,549)          (7,176)            (841)
       Class Y Shares                                                         (59,564)         (35,795)          (6,347)
Distributions to shareholders from net realized gains:
       Class K Shares                                                         (80,870)        (172,408)               -
       Class Y Shares                                                      (2,562,302)      (1,500,344)               -
Distributions to shareholders from capital:
       Class K Shares                                                            (772)               -         (226,027)
       Class Y Shares                                                        (156,379)               -         (268,861)
Net increase/(decrease) in net assets from Fund share transactions:
       Class K Shares                                                       4,162,676        1,353,567       28,868,682
       Class Y Shares                                                      37,756,470       (1,211,178)      21,491,870
                                                                        -------------    -------------   --------------
Net increase in net assets                                                 53,941,152         (357,239)      53,654,675

NET ASSETS:
Beginning of year                                                          69,031,829       10,853,063                -
                                                                        -------------    -------------   --------------

End of year                                                             $ 122,972,981    $  10,495,824   $   53,654,675
                                                                        =============    =============   ==============



-------------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund ceased operations on May 18, 1998. The Fund resumed operations on October 27, 1999.


                       See Notes to Financial Statements

  Munder Institutional S&P 500 Index Equity Fund (a)
        Financial Highlights, For a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------


                                                                                             K SHARES
                                                                                        --------------------------------
                                                                                        PERIOD
                                                                                        ENDED             PERIOD
                                                                                        6/30/00           ENDED
                                                                                        (UNAUDITED)(d)    12/31/99(d)
                                                                                        --------------------------------

Net asset value, beginning of period                                                    $   10.54         $   10.00
                                                                                        ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                        0.05              0.02
Net realized and unrealized gain on investments                                              0.12              0.81
                                                                                        ---------         ---------
Total from investment operations                                                             0.17              0.83
                                                                                        ---------         ---------
LESS DISTRIBUTIONS:
Distributions from net investment income                                                    (0.06)            (0.05)
Distributions from net realized gains                                                       (0.23)            (0.23)
Distributions from capital                                                                     -              (0.01)
                                                                                        --------          ---------
Total distributions                                                                         (0.29)            (0.29)
                                                                                        ---------         ---------
Net asset value, end of period                                                          $   10.42         $   10.54
                                                                                        =========         =========
TOTAL RETURN (B)                                                                             7.80%             8.36%
                                                                                        =========         =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                    $ 18,015          $ 118,761
Ratio of operating expenses to average net assets                                           0.34%(c)           0.34%(c)
Ratio of net investment income to average net assets                                        0.92%(c)           1.01%(c)
Portfolio turnover                                                                            41%                10%
Ratio of operating expenses to average net assets
    without expenses reimbursed                                                             0.52%(c)           1.35%(c)



----------------------
(a) Munder Institutional S&P 500 Index Equity Fund Class K commenced operations on November 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.



                       See Notes to Financial Statements

  Munder Institutional S&P MidCap Index Equity Fund (a)
        Financial Highlights, For a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------



                                                                                           K SHARES
                                                                                        --------------------------------
                                                                                        PERIOD
                                                                                        ENDED             PERIOD
                                                                                        6/30/00           ENDED
                                                                                        (UNAUDITED)(d)    12/31/99(d)
                                                                                        --------------------------------

Net asset value, beginning of period                                                    $    9.00         $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                        0.06              0.02
Net realized and unrealized gain on investments                                              2.56              0.82
                                                                                        ---------         ---------
Total from investment operations                                                             2.62              0.84
                                                                                        ---------         ---------
LESS DISTRIBUTIONS:
Distributions from net investment income                                                    (0.14)            (0.06)
Distributions in excess of net investment income                                               -              (0.02)
Distributions from net realized gains                                                       (1.76)            (1.76)
                                                                                        ---------         ---------
Total distributions                                                                         (1.90)            (1.84)
                                                                                        ---------         ---------
Net asset value, end of period                                                          $    9.72         $    9.00
                                                                                        =========         =========
TOTAL RETURN (B)                                                                             8.64%             9.77%
                                                                                        =========         =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                    $  3,272          $   1,232
Ratio of operating expenses to average net assets                                           0.43%(c)          0.43%(c)
Ratio of net investment income to average net assets                                        1.20%(c)          1.21%(c)
Portfolio turnover                                                                            36%               36%
Ratio of operating expenses to average net assets
    without expenses reimbursed                                                             1.06%(c)          1.29%(c)



----------------------
(a) Munder Institutional S&P MidCap Index Equity Fund Class K commenced operations on November 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements

   Munder Institutional S&P SmallCap Index Equity Fund (a)
         Financial Highlights, For a Share Outstanding Throughout The Period

--------------------------------------------------------------------------------


                                                                                           K SHARES
                                                                                        --------------------------------
                                                                                        PERIOD
                                                                                        ENDED             PERIOD
                                                                                        6/30/00           ENDED
                                                                                        (UNAUDITED)(D)    12/31/99(D)
                                                                                        --------------------------------

Net asset value, beginning of period                                                    $   10.90         $   10.00
                                                                                        ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                        0.02              0.02
Net realized and unrealized gain on investments                                              0.76              1.00
                                                                                        ---------         ---------
Total from investment operations                                                             0.78              1.02
                                                                                        ---------         ---------
LESS DISTRIBUTIONS:
Distributions from net investment income                                                    (0.14)            (0.01)
Distributions from capital                                                                     -              (0.11)
                                                                                        --------          ---------
Total distributions                                                                         (0.14)            (0.12)
                                                                                        ---------         ---------
Net asset value, end of period                                                          $   11.54         $   10.90
                                                                                        =========         =========
TOTAL RETURN (B)                                                                            16.99%            10.31%
                                                                                        =========         =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                    $ 61,202          $  30,820
Ratio of operating expenses to average net assets                                           0.43%(c)           0.43%(c)
Ratio of net investment income to average net assets                                        0.35%(c)           0.89%(c)
Portfolio turnover                                                                            67%                 3%
Ratio of operating expenses to average net assets
    without expenses reimbursed                                                             0.64%(c)           0.76%(c)



----------------------
(a) Munder Institutional S&P SmallCap Index Equity Fund Class K commenced operations on November 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.




                       See Notes to Financial Statements

                  The Munder Institutional Funds
                           Notes To Financial Statements, June 30, 2000


--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund, and the Munder Institutional S&P SmallCap Index Equity Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Funds offer two classes of shares -- Class K and Class Y Shares. The Financial Highlights of Class Y Shares of the Funds are presented in a separate annual report.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by World Asset Management (the "Advisor"), a wholly owned subsidiary of Munder Capital Management, and under certain circumstances by a pricing committee, under the guidelines approved by supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time.

     Futures Contracts: Each of the Funds may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a Fund seeks to assert its rights. The Advisor, acting under the guidelines approved by the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

                  The Munder Institutional Funds
                           Notes To Financial Statements, June 30, 2000
                                    (Continued)

--------------------------------------------------------------------------------

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as other income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Funds are allocated to each Fund based on relative net assets of each Fund.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Funds. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     As determined at December 31, 1999, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2.   INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:


                                                                                                        FEES ON AVERAGE
                                                                                                        ---------------
                                                                                                       DAILY NET ASSETS
                                                                                                       ----------------

     Munder Institutional S&P 500 Index Equity Fund                                                               0.07%
     Munder Institutional S&P MidCap Index Equity Fund                                                            0.15%
     Munder Institutional S&P SmallCap Index Equity Fund                                                          0.15%


     The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended June 30, 2000, as follows:


                                                                                                               EXPENSES
                                                                                                               --------
                                                                                      FEES WAIVED            REIMBURSED
                                                                                      -----------            ----------
     Munder Institutional S&P 500 Index Equity Fund                                 $      46,911         $      70,474
     Munder Institutional S&P MidCap Index Equity Fund.                                     9,659                30,887
     Munder Institutional S&P SmallCap Index Equity Fund                                   37,344                15,557

                The Munder Institutional Funds
                           Notes To Financial Statements, June 30, 2000
                                    (Continued)

--------------------------------------------------------------------------------

     Comerica Inc. ("Comerica") through its wholly owned subsidiary Comerica Bank, owns approximately 95% of Munder Capital Management. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $18,946 for its shareholder services to the Funds for the period ended June 30, 2000.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($43,750 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.   DISTRIBUTION AND SERVICE PLANS

     The Funds have adopted Shareholder Servicing Plans (the "Class K Plans") for the Class K Shares of each Fund. Under the Class K Plans, the Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended June 30, 2000, the contractual rate under the Class K Plans was 0.25% based on the average daily net assets of the respective Funds.

     Comerica Securities, and LPM Investment Services, Inc. ("LPM") are among the Service Organizations who receive trail commissions from the Distributor. Comerica Securities is a wholly owned subsidiary of Comerica. LPM is an affiliate of the Munder Capital Management. For the period ended June 30, 2000, the Distributor did not pay any fees to Comerica Securities or LPM for shareholder services provided to the Funds.

4.   SECURITIES TRANSACTIONS

     For the period ended June 30, 2000, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:


                                                                                        PURCHASES                 SALES
                                                                                        ---------                 -----
     Munder Institutional S&P 500 Index Equity Fund                               $    59,300,332       $    53,949,617
     Munder Institutional S&P MidCap Index Equity Fund                                  6,511,584             4,219,465
     Munder Institutional S&P SmallCap Index Equity Fund                               42,211,875            33,377,570


     At June 30, 2000, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                                                        TAX BASIS             TAX BASIS
                                                                                       UNREALIZED            UNREALIZED
                                                                                     APPRECIATION          DEPRECIATION
                                                                                     ------------          ------------
     Munder Institutional S&P 500 Index Equity Fund                               $    16,274,805       $     9,420,984
     Munder Institutional S&P MidCap Index Equity Fund                                  1,694,425             2,009,173
     Munder Institutional S&P SmallCap Index Equity Fund                                7,785,611             4,615,301


5.   ORGANIZATION COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

              The Munder Institutional Funds
                           Notes To Financial Statements, June 30, 2000
                                    (Continued)

--------------------------------------------------------------------------------

6.   COMMON STOCK

     At June 30, 2000, twenty-five million shares of $0.001 par value common stock were authorized for the Class K Shares of the Funds. Changes in common stock were as follows:


     MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
     CLASS K SHARES                                           PERIOD ENDED                          PERIOD ENDED
                                                                 6/30/00                              12/31/99(a)
                                                    -----------------------------------    ----------------------------------
                                                              SHARES            AMOUNT              SHARES            AMOUNT
                                                              ------            ------              ------            ------
     Sold                                                 1,448,312    $   14,834,281              414,736   $    4,322,102
     Issued as reinvestment of dividends                          8                78                    -                -
     Redeemed                                              (118,371)       (1,215,170)             (15,269)        (159,426)
                                                     --------------   ---------------       --------------   --------------
     Net increase                                         1,329,949    $   13,619,189              399,467   $    4,162,676
                                                     ==============    ==============       ==============   ==============

---------------
(a) Munder Institutional S&P 500 Index Equity Fund Class K commenced operations on November 4, 1999.


     MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
     CLASS K SHARES                                          PERIOD ENDED                          PERIOD ENDED
                                                                6/30/00                              12/31/99(a)
                                                    -----------------------------------    ----------------------------------
                                                              SHARES            AMOUNT              SHARES            AMOUNT
                                                              ------            ------              ------            ------
     Sold                                                   276,352    $    2,541,283              136,923   $    1,353,567
     Issued as reinvestment of dividends                          -                 -                    -                -
     Redeemed                                               (76,778)         (738,459)                   -                -
                                                     --------------   ---------------       --------------   --------------
     Net increase                                           199,574    $    1,802,824              136,923   $    1,353,567
                                                     ==============    ==============       ==============   ==============


---------------
(a) Munder Institutional S&P MidCap Index Equity Fund Class K commenced operations on November 4, 1999.


     MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
     CLASS K SHARES                                             PERIOD ENDED                          PERIOD ENDED
                                                                  6/30/00                              12/31/99(a)
                                                    -----------------------------------    ----------------------------------
                                                              SHARES            AMOUNT              SHARES            AMOUNT
                                                              ------            ------              ------            ------
     Sold                                                 2,662,804    $   30,187,346            2,867,857   $   29,292,074
     Issued as reinvestment of dividends                         14               157                    -                -
     Redeemed                                              (200,990)       (2,290,260)             (40,791)        (423,392)
                                                     --------------   ---------------       --------------   --------------
     Net increase                                         2,461,828    $   27,897,243            2,827,066   $   28,868,682
                                                     ==============    ==============       ==============   ==============

---------------
(a) Munder Institutional S&P SmallCap Index Equity Fund Class K commenced operations on October 28, 1999.

BOARD OF DIRECTORS

             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             Thomas B. Bender
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert

OFFICERS
             James C. Robinson, President
             Leonard J. Barr II, Vice President
             Elyse G. Essick, Vice President
             Michael T. Monahan, Vice President
             Mary Ann Shumaker, Assistant Secretary
             Libby E. Wilson, Assistant Secretary and Treasurer
             Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009

TRANSFER AGENT
             PFPC Global Fund Services
             4400 Computer Drive
             Westborough, MA 01581

ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110

DISTRIBUTOR
             Funds Distributor, Inc.
             60 State Street
             Boston, MA 02109

LEGAL COUNSEL
             Dechert
             1775 Eye Street, N.W.
             Washington, D.C. 20006

INDEPENDENT AUDITORS
             Ernst & Young, LLP
             200 Clarendon Street
             Boston, MA 02116

                                                                The Munder Funds

    SANNINSTIK600

    Investment Advisor: Munder Capital Management
    Distributed by: Funds Distributor, Inc.                         [UNION LOGO]

                                                        CLASS Y SHARES

                                                           Semi-Annual
  Report
                                                         JUNE 30, 2000
                                        THE MUNDER INSTITUTIONAL FUNDS
                                    Institutional S&P 500 Index Equity
                                 Institutional S&P MidCap Index Equity
                               Institutional S&P SmallCap Index Equity
                                     Institutional Short Term Treasury
                                            Institutional Money Market

 W
"We are pleased that you have chosen The Munder Funds to help you meet your investment needs and objectives."

The Munder Funds
     Letter to shareholders
DEAR FELLOW SHAREHOLDERS:

             On the following pages, you will find
the most recent financial information for The Munder
Institutional Funds. I hope you are pleased with the performance and operation of the Funds.

             These Funds were created with the
special requirements of the large institutional investor in mind. Because of the institutional focus of these Funds, we are able to offer a significantly lower expense ratio than would apply to a retail-oriented fund.

             You will note that there are two additions to the institutional funds offered by The Munder Funds. The first is the Munder Institutional S&P SmallCap Index Fund. With the addition of this Fund to our institutional lineup, we have funds indexed to the large-cap, mid-cap and small-cap S&P universes. The second addition to our institutional group of funds is the Munder Institutional Short-Term Treasury Fund. This is a defensive fixed income fund that seeks to offer a yield higher than that of a money market fund but with minimal price volatility.

             If you have any questions about these Funds, please contact your financial advisor. You can also contact the Fund at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in Munder Capital Management and in The Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.

             Very truly yours,

             /s/ James C. Robinson
             James C. Robinson, CEO
             Munder Capital Management

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
               -----------------------------------------------------------------

SHARES                                              VALUE
-------------------------------------------------------------
COMMON STOCKS -- 98.1%
     ADVERTISING - 0.2%
    2,900 Interpublic Group of Companies,
             Inc.                           $     124,700
    1,600 Omnicom Group, Inc.                     142,500
      600 Young & Rubicam, Inc.                    34,312
                                            -------------
                                                  301,512
                                            -------------

     AEROSPACE -- 0.9%
    8,600 Boeing Company                          359,588
    1,900 General Dynamics Corporation             99,275
    7,862 Honeywell International, Inc.           264,851
    3,700 Lockheed Martin Corporation              91,806
      600 Northrop Grumman Corporation             39,750
    3,100 Raytheon Company, Class B                59,675
    4,423 United Technologies Corporation         260,404
                                            -------------
                                                1,175,349
                                            -------------

     AIRLINES -- 0.2%
    1,400 AMR Corporation                          37,013
    1,200 Delta Air Lines, Inc.                    60,675
    4,687 Southwest Airlines Company               88,760
      700 US Airways Group, Inc. +                 27,300
                                            -------------
                                                  213,748
                                            -------------

     APPAREL -- 0.1%
      500 Liz Claiborne, Inc.                      17,625
    2,600 NIKE, Inc., Class B                     103,512
      500 Reebok International Ltd. +               7,969
    1,100 V.F. Corporation                         26,194
                                            -------------
                                                  155,300
                                            -------------

     AUTOMOBILES -- 0.7%
   11,500 Ford Motor Company                      494,500
    5,200 General Motors Corporation              301,925
    2,800 Harley Davidson, Inc.                   107,800
      600 Navistar International
             Corporation +                         18,637
                                            -------------
                                                  922,862
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT -- 0.3%
    1,300 AutoZone, Inc. +                         28,600
      400 Cummins Engine, Inc.                     10,900
    1,557 Dana Corporation                         32,989
    1,300 Danaher Corporation                      64,269
    5,275 Delphi Automotive Systems
             Corporation                           76,817
    1,700 Genuine Parts Company                    34,000
      800 Johnson Controls, Inc.                   41,050
      500 Snap-On, Inc.                            13,313
    1,100 TRW, Inc.                                47,712
    1,406 Visteon Corporation                      17,044
                                            -------------
                                                  366,694
                                            -------------

                        See Notes to Financial Statements

     BANKS -- 5.2%
    3,600 AmSouth Bancorporation            $      56,700
   10,930 Banc One Corporation                    290,328
   16,249 Bank of America Corporation             698,707
    7,200 Bank of New York, Inc.                  334,800
    3,200 BB&T Corporation                         76,400
    1,900 Charter One Financial, Inc.              43,700
   12,150 Chase Manhattan Corporation             559,659
    1,450 Comerica, Inc.                           65,069
    2,850 Fifth Third Bancorporation              180,262
    9,668 First Union Corporation                 239,887
    9,481 Firstar Corporation                     199,694
    8,868 FleetBoston Financial
             Corporation                          301,512
    2,173 Huntington Bancshares, Inc.              34,361
    4,200 KeyCorp                                  74,025
    7,850 MBNA Corporation                        212,931
    4,700 Mellon Financial Corporation            171,256
    1,600 Morgan (J.P.) & Company, Inc.           176,200
   11,100 Morgan Stanley, Dean Witter,
             Discover and Company                 924,075
    5,700 National City Corporation                97,256
    2,100 Northern Trust Corporation              136,631
    1,260 Old Kent Financial Corporation           33,705
    2,700 PNC Bank Corporation                    126,563
    1,600 Southtrust Corporation                   36,200
    1,500 State Street Corporation                159,094
    1,600 Summit Bancorp                           39,400
    3,000 SunTrust Banks, Inc.                    137,063
    2,600 Synovus Financial Corporation            45,825
    7,400 U.S. Bancorp                            142,450
    1,900 Wachovia Corporation                    103,075
    5,344 Washington Mutual, Inc.                 154,308
   15,800 Wells Fargo & Company                   612,250
                                            -------------
                                                6,463,386
                                            -------------

     BIOTECHNOLOGY -- 0.1%
    1,900 Pe Corp-PE Biosystems Group             125,163
                                            -------------

     BROADCASTING -- 0.5%
    3,100 Clear Channel
             Communications +                     232,500
    5,700 MediaOne Group, Inc. +                  377,988
      500 Meredith Corporation                     16,875
                                            -------------
                                                  627,363
                                            -------------

     BUILDING MATERIALS -- 1.0%
      400 Armstrong Holdings, Inc.                  6,125
      600 Centex Corporation                       14,100
      600 Crane Company                            14,588
   22,750 Home Depot, Inc.                      1,136,078



                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------



SHARES                                              VALUE
-------------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     BUILDING MATERIALS -- (CONTINUED)
      400 Kaufman & Broad Home
             Corporation                    $       7,925
    4,200 Masco Corporation                        75,862
      400 Pulte Corporation                         8,650
      900 Vulcan Materials Company                 38,419
                                            -------------
                                                1,301,747
                                            -------------

     BUSINESS EQUIPMENT AND SUPPLIES -- 1.8%
    1,000 Avery Dennison Corporation               67,125
   17,400 International Business Machines
             Corporation                        1,906,387
    2,500 Pitney Bowes, Inc.                      100,000
    6,200 Xerox Corporation                       128,650
                                            -------------
                                                2,202,162
                                            -------------

     BUSINESS SERVICES -- 1.9%
   22,600 America Online, Inc. +                1,192,150
    6,862 Cendant Corporation +                    96,068
    1,400 Convergys Corporation +                  72,625
      700 Deluxe Corporation                       16,494
    2,680 FedEx Corporation +                     101,840
      900 NCR Corporation +                        35,044
    3,425 Paychex, Inc.                           143,850
    2,530 PeopleSoft, Inc.                         42,377
    1,156 Sabre Holdings Corporation               32,946
    5,200 Yahoo!, Inc. +                          644,150
                                            -------------
                                                2,377,544
                                            -------------

     CHEMICALS AND PLASTICS -- 1.7%
    2,100 Air Products & Chemicals, Inc.           64,706
    6,400 Dow Chemical Company                    193,200
    9,976 dupont (E.I.) de Nemours &
             Company                              436,450
      700 Eastman Chemical Company                 33,425
    1,200 Ecolab, Inc.                             46,875
    1,200 Engelhard Corporation                    20,475
      300 FMC Corporation +                        17,400
      700 Grace (W.R.) & Company +                  8,488
      500 Great Lakes Chemical
             Corporation                           15,750
    1,000 Hercules, Inc.                           14,063
      932 Kerr-McGee Corporation                   54,930
      600 Mallinckrodt Group, Inc.                 26,062
    3,700 Minnesota Mining &
             Manufacturing Company                305,250
   12,426 Pharmacia Corporation                   642,269
    1,500 Praxair, Inc.                            56,156
    1,800 Rockwell International
             Corporation                           56,700
    1,995 Rohm & Haas Company                      68,827
      900 Sigma-Aldrich Corporation                26,325
    1,200 Union Carbide Corporation                59,400
                                            -------------
                                                2,146,751
                                            -------------



                        See Notes to Financial Statements

     COAL -- 0.1%
    2,000 CSX Corporation                   $      42,375
      300 Eastern Enterprises                      18,900
      700 Fluor Corporation                        22,138
                                            -------------
                                                   83,413
                                            -------------

     COMMUNICATION EQUIPMENT -- 1.4%
    1,700 Cabletron Systems, Inc. +                42,925
    9,500 GTE Corporation                         591,375
   21,086 Motorola, Inc.                          612,812
    1,600 National Semiconductor
             Corporation +                         90,800
    1,500 Scientific-Atlanta, Inc.                111,750
    3,700 Tellabs, Inc. +                         253,219
                                            -------------
                                                1,702,881
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 15.0%
    3,200 3COM Corporation +                      184,400
    1,000 Adaptec, Inc. +                          22,750
    1,100 Adobe Systems, Inc.                     143,000
    1,400 Advanced Micro Devices, Inc. +          108,150
    3,000 Apple Computer, Inc. +                  157,125
      600 Autodesk, Inc.                           20,813
    5,900 Automatic Data Processing, Inc.         316,019
    2,300 BMC Software, Inc. +                     83,914
    1,300 Ceridian Corporation +                   31,281
   68,300 Cisco Systems, Inc. +                 4,341,319
    1,700 Citrix Systems, Inc. +                   32,194
   16,645 Compaq Computer Corporation             425,488
    5,450 Computer Associates
             International, Inc.                  278,972
    1,600 Computer Sciences
             Corporation +                        119,500
    3,400 Compuware Corporation +                  35,275
   25,300 Dell Computer Corporation +           1,247,606
    4,400 Electronic Data Systems
             Corporation                          181,500
    2,900 Gateway 2000, Inc. +                    164,575
    9,800 Hewlett Packard Company               1,223,775
      800 Mercury Interactive
             Corporation +                         77,400
   51,700 Microsoft Corporation +               4,136,000
    2,800 Network Appliance, Inc. +               225,400
    3,000 Novell, Inc. +                           27,750
   27,900 Oracle Corporation +                  2,345,344
    2,600 Parametric Technology
             Corporation +                         28,600
      500 Sapient Corporation +                    53,469
    2,100 Seagate Technologies, Inc. +            115,500
    1,800 Siebel Systems, Inc. +                  294,412
    5,900 Solectron Corporation +                 247,062
   15,600 Sun Microsystems, Inc. +              1,418,625



                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               ---------------------------------------------------------------

SHARES                                              VALUE
-------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- (CONTINUED)
    5,900 Solectron Corporation +           $     247,062
   15,600 Sun Microsystems, Inc. +              1,418,625
    2,900 Unisys Corporation +                     42,231
    3,600 VERITAS Software
             Corporation +                        406,856
                                            -------------
                                               18,536,305
                                            -------------

     COMPUTER -- SEMICONDUCTORS - 6.1%
    1,900 Altera Corporation +                    193,681
    7,700 Applied Materials, Inc. +               697,812
   21,300 EMC Corporation +                     1,638,769
   32,900 Intel Corporation                     4,398,319
    2,800 LSI Logic Corporation +                 151,550
    5,300 Micron Technology, Inc. +               466,731
                                            -------------
                                                7,546,862
                                            -------------

     CONSUMER NON-DURABLES -- 4.9%
    2,566 Corning, Inc.                           692,499
   97,100 General Electric Company              5,146,300
      900 Grainger (W.W.), Inc.                    27,731
    3,600 Lowe's Companies, Inc.                  147,825
                                            -------------
                                                6,014,355
                                            -------------

     CONTAINERS -- 0.1%
      300 Ball Corporation                          9,656
    1,200 Crown Cork & Seal
             Company, Inc.                         18,000
    1,400 Owens-Illinois, Inc. +                   16,363
    1,600 Pactiv Corporation +                     12,600
      806 Sealed Air Corporation +                 42,214
                                            -------------
                                                   98,833
                                            -------------

     COSMETICS -- TOILETRY -- 0.1%
      500 Alberto-Culver Company,
             Class B                               15,281
    2,300 Avon Products, Inc.                     102,350
                                            -------------
                                                  117,631
                                            -------------

     DIVERSIFIED -- 1.0%
    1,500 Fortune Brands, Inc.                     34,594
    1,000 Loews Corporation                        60,000
    1,400 Textron, Inc.                            76,037
    1,500 Thermo Electron Corporation +            31,594
   16,574 Tyco International Ltd.                 785,193
    5,328 Unilever NV                             229,104
                                            -------------
                                                1,216,522
                                            -------------


                        See Notes to Financial Statements


     ELECTRICAL EQUIPMENT -- 1.1%
    1,800 American Power Conversion
             Corporation +                  $      73,462
      900 Cooper Industries, Inc.                  29,306
    1,800 Molex, Inc.                              86,625
      400 Tektronix, Inc.                          29,600
   16,100 Texas Instruments, Inc.               1,105,869
      500 Thomas & Betts Corporation                9,563
                                            -------------
                                                1,334,425
                                            -------------

     ELECTRONICS -- 2.0%
    4,172 Agilent Technologies, Inc. +            307,660
    3,300 Analog Devices, Inc. +                  250,800
    2,200 Broadcom Corporation,
             Class A +                            481,525
    2,000 Conexant Systems, Inc. +                 97,250
      700 Eaton Corporation                        46,900
    4,000 Emerson Electric Company                241,500
    1,700 KLA-Tencor Corporation +                 99,556
    1,200 Lexmark International
             Group, Inc. +                         80,700
    2,900 Linear Technology Corporation           185,419
    2,600 Maxim Integrated Products,
             Inc. +                               176,638
    1,200 Novellus Systems, Inc. +                 67,875
    1,200 Sanmina Corporation +                   102,600
    1,600 Teradyne, Inc. +                        117,600
    3,000 Xilinx, Inc. +                          247,687
                                            -------------
                                                2,503,710
                                            -------------

     ENERGY AND RESOURCES -- 0.1%
    2,005 Burlington Resources, Inc.               76,691
    2,600 TXU Corporation                          76,700
                                            -------------
                                                  153,391
                                            -------------

     ENTERTAINMENT -- 1.5%
      900 Brunswick Corporation                    14,906
   20,400 Disney (Walt) Company                   791,775
      700 Harcourt General Corporation             38,063
    1,600 Hasbro, Inc.                             24,100
    3,900 Mattel, Inc.                             51,431
   12,900 Time Warner, Inc.                       980,400
                                            -------------
                                                1,900,675
                                            -------------

     FINANCIAL SERVICES -- 4.6%
   13,100 American Express Company                682,837
    2,300 American General Corporation            140,300
    7,150 Associates First Capital Corporation,
             Class A                              159,534
    1,082 Bear Stearns Companies, Inc.             45,038



                        See Notes to Financial Statements

              Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
-------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     FINANCIAL SERVICES -- (CONTINUED)
      900 Block (H & R), Inc.               $      29,138
    1,800 Capital One Financial
             Corporation                           80,325
   13,400 Charles Schwab Corporation              450,575
   33,150 Citigroup, Inc.                       1,997,287
    1,100 Countrywide Credit Industries            33,344
      800 Dow Jones & Company, Inc.                58,600
    1,300 Equifax, Inc.                            34,125
    9,900 Fannie Mae                              516,656
    6,500 Federal Home Loan Mortgage
             Corporation                          263,250
    3,900 First Data Corporation                  193,538
    2,300 Franklin Resources, Inc.                 69,863
    4,326 Household International, Inc.           179,799
    1,100 Lehman Brothers Holdings, Inc.          104,019
    3,700 Merrill Lynch & Company, Inc.           425,500
    1,300 Paine Webber Group, Inc.                 59,150
    1,100 Price (T Rowe) & Associates,
             Inc.                                  46,750
    2,000 Regions Financial Corporation            39,750
    1,500 SLM Holding Corporation                  56,156
      500 Temple-Inland, Inc.                      21,000
    1,300 Union Planters Corporation               36,319
                                            -------------
                                                5,722,853
                                            -------------

     FOOD AND BEVERAGES -- 3.6%
    3,897 Albertson's, Inc.                       129,575
    4,300 Anheuser-Busch Companies, Inc.          321,156
    4,000 Campbell Soup Company                   116,500
   24,300 Coca-Cola Company                     1,395,731
    4,000 Coca-Cola Enterprises, Inc.              65,250
    4,600 ConAgra, Inc.                            87,688
      300 Coors (Adolph) Company,
             Class B                               18,150
    3,300 Heinz (H.J.) Company                    144,375
    1,300 Hershey Foods Corporation                63,050
    3,800 Kellogg Company                         113,050
    3,000 Nabisco Group Holdings
             Corporation                           77,813
   14,100 PepsiCo, Inc.                           626,569
   22,500 Philip Morris Companies, Inc.           597,656
    1,200 Quaker Oats Company                      90,150
    2,800 Ralston-Purina Company                   55,825
    8,500 Sara Lee Corporation                    164,156
    4,000 Seagram Company Ltd.                    232,000
    1,600 UST, Inc.                                23,500
    1,100 Wrigley (Wm) Jr. Company                 88,206
                                            -------------
                                                4,410,400
                                            -------------



                        See Notes to Financial Statements

     FOOD DISTRIBUTION -- 0.6%
    5,689 Archer-Daniels-Midland
             Company                        $      55,823
    2,600 Bestfoods                               180,050
    2,800 General Mills, Inc.                     107,100
      400 Great Atlantic & Pacific Tea
             Company, Inc.                          6,650
    8,200 Kroger Company +                        180,912
    1,300 Supervalu, Inc.                          24,781
    3,100 Sysco Corporation                       130,588
    1,400 Winn Dixie Stores, Inc.                  20,038
                                            -------------
                                                  705,942
                                            -------------

     GAS AND PIPELINE UTILITIES -- 0.1%
    2,100 El Paso Energy Corporation              106,969
                                            -------------

     Glass Products -- 0.1%
      500 Owens Corning Fiberglass
             Corporation                            4,625
    1,600 PPG Industries, Inc.                     70,900
                                            -------------
                                                   75,525
                                            -------------

     HEALTH CARE FACILITIES -- 0.2%
    5,200 HCA-The Healthcare
             Corporation                          157,950
    1,600 Humana, Inc. +                            7,800
    1,000 Manor Care, Inc. +                        7,000
    2,900 Tenet Healthcare Corporation             78,300
      600 Wellpoint Health Networks, Inc.,
             Class A +                             43,463
                                            -------------
                                                  294,513
                                            -------------

     HEALTH CARE PRODUCTS -- 4.9%
   15,200 Abbott Laboratories                     677,350
    1,200 Allergan, Inc.                           89,400
      500 Bausch & Lomb, Inc.                      38,688
    2,300 Becton, Dickinson & Company              65,981
    1,400 Biogen, Inc. +                           90,300
    2,584 McKesson HBOC, Inc.                      54,102
    1,900 MedImmune, Inc. +                       140,600
   22,600 Merck & Company, Inc.                 1,731,725
   61,800 Pfizer, Inc.                          2,966,400
    1,100 Quintiles TransNational
             Corporation +                         15,538
    1,600 UnitedHealth Group, Inc.                137,200
      900 Watson Pharmaceuticals, Inc. +           48,375
                                            -------------
                                                6,055,659
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                           VALUE
-----------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
     Holding Companies -- 0.1%
    1,350 Providian, LLC                    $     121,500
    2,000 Public Service Enterprise                69,250
                                            -------------
                                                  190,750
                                            -------------

     HOME APPLIANCES -- 0.1%
      800 Black & Decker Corporation               31,450
      800 Maytag Corporation                       29,500
      700 Whirlpool Corporation                    32,638
                                            -------------
                                                   93,588
                                            -------------

     HOME FURNISHINGS AND HOUSEWARES -- 0.7%
   12,800 American Home Products
             Corporation                          752,000
    1,800 Leggett & Platt, Inc.                    29,700
    2,588 Newell Rubbermaid, Inc.                  66,641
      200 Springs Industries, Inc.                  6,400
      500 Tupperware Corporation                   11,000
                                            -------------
                                                  865,741
                                            -------------

     HOTELS AND RESTAURANTS -- 0.6%
    1,200 Darden Restaurants, Inc.                 19,500
    1,200 Harrah's Entertainment
             Corporation +                         25,125
    3,400 Hilton Hotels Corporation                31,875
    2,300 Marriott International, Inc.             82,943
   13,100 McDonald's Corporation                  431,481
    1,700 Starbucks Corporation +                  64,919
    1,400 Tricon Global Restaurants, Inc. +        39,550
    1,100 Wendy's International, Inc.              19,594
                                            -------------
                                                  714,987
                                            -------------

     INDUSTRIAL MACHINERY -- 0.1%
    4,100 AES Corporation +                       187,063
                                            -------------

     INSURANCE -- 2.7%
    1,300 Aetna Life & Casualty Company            83,444
    2,500 Aflac, Inc.                             114,844
    7,100 Allstate Corporation                    157,975
   15,088 American International
             Group, Inc.                        1,772,840
    2,400 AON Corporation                          74,550
    1,623 Chubb Corporation                        99,814
    1,600 CIGNA Corporation                       149,600
    1,500 Cincinnati Financial Corporation         47,156
    3,008 Conseco, Inc.                            29,328
    2,100 Hartford Financial Services
             Group, Inc.                          117,469


                        See Notes to Financial Statements


     INSURANCE -- (CONTINUED)
    1,000 Jefferson-Pilot Corporation       $      56,437
    1,800 Lincoln National Corporation             65,025
    2,500 Marsh & McLennan Companies,
             Inc.                                 261,094
      900 MBIA, Inc.                               43,369
    1,000 MGIC Investment Corporation              45,500
      700 Progressive Corporation                  51,800
    1,200 SAFECO Corporation                       23,850
    2,106 St. Paul Companies, Inc.                 71,867
    1,200 Torchmark, Inc.                          29,625
    2,257 UnumProvident Corporation                45,281
                                            -------------
                                                3,340,868
                                            -------------

     MACHINERY AND HEAVY EQUIPMENT -- 0.3%
    3,300 Caterpillar, Inc.                       111,787
    2,200 Deere & Company                          81,400
    1,900 Dover Corporation                        77,069
    1,500 Ingersoll-Rand Company                   60,375
    1,000 Parker-Hannifin Corporation              34,250
      800 Stanley Works                            19,000
                                            -------------
                                                  383,881
                                            -------------

     MANUFACTURING -- 0.2%
    2,000 Alcan Aluminum Ltd.                      62,000
    3,900 Boston Scientific Corporation +          85,557
      200 Briggs & Stratton Corporation             6,850
      600 Brown-Forman Corporation,
             Class B                               32,250
      700 PACCAR, Inc.                             27,781
    1,200 Pall Corporation                         22,200
    1,500 Sherwin-Williams Company                 31,781
                                            -------------
                                                  268,419
                                            -------------

     MEDICAL INSTRUMENTS, SERVICES, AND
     SUPPLIES -- 2.2%
      500 Bard (C.R.), Inc.                        24,063
    2,700 Baxter International, Inc.              189,844
    1,000 Biomet, Inc.                             38,438
    2,648 Cardinal Health, Inc.                   195,952
    2,900 Guidant Corporation +                   143,550
    3,600 HEALTHSOUTH Corporation +                25,875
    2,900 IMS Health, Inc.                         52,200
   13,700 Johnson & Johnson Company             1,395,687
   11,800 Medtronic, Inc.                         587,787
      800 St. Jude Medical, Inc. +                 36,700
                                            -------------
                                                2,690,096
                                            -------------

     METAL FABRICATING -- 0.1%
    2,823 Illinois Tool Works, Inc.               160,911
                                            -------------




                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     METALS AND MINING -- 0.4%
    8,484 Alcoa, Inc.                       $     246,036
    3,700 Barrick Gold Corporation                 67,294
    1,500 Freeport McMoRan Copper &
             Gold, Class B +                       13,875
    2,400 Homestake Mining Company                 16,500
    1,800 Inco Ltd.                                27,675
    1,600 Newmont Mining Corporation               34,600
      745 Phelps Dodge Corporation                 27,705
    3,000 Placer Dome, Inc.                        28,687
                                            -------------
                                                  462,372
                                            -------------

     NATURAL GAS -- 0.4%
      800 Columbia Energy Group                    52,500
    7,000 Enron Corporation                       451,500
      400 NICOR, Inc.                              13,050
      300 ONOEK, Inc.                               7,781
    1,852 Sempra Energy                            31,484
                                            -------------
                                                  556,315
                                            -------------

     NEWS AND PUBLISHING -- 0.3%
    2,600 Gannett Company, Inc.                   155,513
      700 Knight-Ridder, Inc.                      37,231
    1,600 New York Times Company,
             Class A                               63,200
    3,000 Tribune Company                         105,000
                                            -------------
                                                  360,944
                                            -------------

     OIL -- 4.9%
      800 Amerada Hess Corporation                 49,400
    1,100 Apache Corporation                       64,694
      700 Ashland, Inc.                            24,544
    3,080 Baker Hughes, Inc.                       98,560
    6,100 Chevron Corporation                     517,356
    2,000 Coastal Corporation                     121,750
    5,819 Conoco, Inc., Class B                   142,929
   34,136 Exxon Mobil Corporation               2,679,676
    4,100 Halliburton Company                     193,469
    1,000 Louisiana Land & Exploration
             Company                               10,875
      600 McDermott International, Inc.             5,288
    3,400 Occidental Petroleum
             Corporation                           71,613
    2,400 Phillips Petroleum Company              121,650
   21,100 Royal Dutch Petroleum
             Company                            1,298,969
      800 Sunoco, Inc.                             23,550
    5,100 Texaco, Inc.                            271,575
    1,300 Tosco Corporation                        36,806


                        See Notes to Financial Statements

     OIL -- (CONTINUED)
    2,300 Union Pacific Corporation         $      85,531
    2,300 Union Pacific Resources Group            50,600
    2,300 Unocal Corporation                       76,187
    2,900 USX-Marathon Group                       72,681
                                            -------------
                                                6,017,703
                                            -------------

     OIL EQUIPMENT AND SERVICES-- 0.4%
    5,454 Schlumberger Ltd.                       407,005
    1,955 Transocean Sedco Forex, Inc.            104,470
                                            -------------
                                                  511,475
                                            -------------

     PAPER AND FOREST PRODUCTS-- 0.6%
      500 Bemis Company, Inc.                      16,812
      500 Boise Cascade Corporation                12,938
    2,000 Fort James Corporation                   46,250
    1,600 Georgia-Pacific Corporation              42,000
    4,591 International Paper Company             136,869
    5,142 Kimberly-Clark Corporation              295,022
    1,000 Mead Corporation                         25,250
      300 Potlatch Corporation                      9,938
    2,200 Weyerhaeuser Company                     94,600
    1,000 Willamette Industries, Inc.              27,250
                                            -------------
                                                  706,929
                                            -------------

     PERSONAL ITEMS -- 1.2%
    5,400 Colgate-Palmolive Company               323,325
   10,000 Gillette Company                        349,375
    1,000 International Flavors &
             Fragrances, Inc.                      30,187
   12,800 Procter & Gamble Company                732,800
                                            -------------
                                                1,435,687
                                            -------------

     PETROLEUM REFINING -- 0.2%
    1,200 Anadarko Petroleum Corporation           59,175
      900 Rowan Companies +                        27,338
    4,000 Williams Companies, Inc.                166,750
                                            -------------
                                                  253,263
                                            -------------

     PHARMACEUTICALS -- 2.4%
      980 ALZA Corporation +                       57,943
   19,400 Bristol-Myers Squibb Company          1,130,050
   11,100 Lilly (Eli) & Company                 1,108,612
   14,400 Schering-Plough Corporation             727,200
                                            -------------
                                                3,023,805
                                            -------------

     PHOTOGRAPHIC EQUIPMENT AND
     SUPPLIES -- 0.1%
    2,900 Eastman Kodak Company                   172,550
      400 Polaroid Corporation                      7,225
                                            -------------
                                                  179,775
                                            -------------



                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
-------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     PRINTING AND PUBLISHING -- 0.2%
      600 American Greetings Corporation,
             Class A                        $      11,400
    1,200 Donnelley (R.R.) & Sons
             Company                               27,075
    1,500 Dun & Bradstreet Corporation             42,938
    1,800 McGraw-Hill, Inc.                        97,200
      900 Westvaco Corporation                     22,331
                                            -------------
                                                  200,944
                                            -------------

     RAILROADS -- 0.0%
    3,600 Norfolk Southern Corporation             53,550
                                            -------------

     RECREATION -- 0.1%
    5,700 Carnival Corporation, Class A           111,150
                                            -------------

     RESEARCH AND DEVELOPMENT -- 0.6%
    9,800 Amgen, Inc. +                           688,450
                                            -------------

     RETAIL -- STORE -- 4.1%
    1,300 Bed Bath & Beyond, Inc. +                47,125
    1,900 Best Buy Company, Inc. +                120,175
    1,900 Circuit City Stores-- Circuit
             City Group                            63,056
    1,000 Consolidated Stores
             Corporation +                         12,000
    4,100 Costco Wholesale Corporation +          135,300
    3,600 CVS Corporation                         144,000
    1,000 Dillard's, Inc.                          12,250
    3,100 Dollar General Corporation               60,450
    2,000 Federated Department Stores +            67,500
    8,337 Gap, Inc.                               260,531
    4,500 K-mart Corporation +                     30,656
    3,000 Kohls Corporation +                     166,875
    4,000 Limited, Inc.                            86,500
      400 Long's Drug Stores Company                8,700
    3,100 May Department Stores
             Company                               74,400
    1,300 Nordstrom, Inc.                          31,363
    3,100 Office Depot, Inc. +                     19,375
    2,400 Penney (J.C.) Company, Inc.              44,250
    1,800 RadioShack Corporation                   85,275
    2,400 Rite Aid Corporation                     15,750
      300 Russell Corporation                       6,000
    4,700 Safeway, Inc. +                         212,087
    3,500 Sears, Roebuck & Company                114,188
    4,800 Staples, Inc. +                          73,800
    4,500 Target Corporation                      261,000
      700 Tiffany & Company                        47,250
    2,900 TJX Companies, Inc.                      54,375

                        See Notes to Financial Statements

     RETAIL -- STORE -- (CONTINUED)
    2,200 Toys R Us, Inc. +                 $      32,038
   43,800 Wal-Mart Stores, Inc.                 2,523,975
    9,900 Walgreen Company                        318,656
                                            -------------
                                                5,128,900
                                            -------------

     SAVINGS AND LOAN -- 0.0%
    1,500 Golden West Financial
             Corporation                           61,219
                                            -------------
     SOAPS AND DETERGENTS -- 0.1%
    2,208 Clorox Company                           98,946
                                            -------------

     STEEL -- 0.1%
      750 Allegheny Technologies, Inc.             13,500
    1,200 Bethlehem Steel Corporation +             4,275
      800 Nucor Corporation                        26,550
      600 Timken Company                           11,175
      800 USX-U.S.Steel Group, Inc.                14,850
      800 Worthington Industries, Inc.              8,400
                                            -------------
                                                   78,750
                                            -------------
     TECHNOLOGY -- 0.1%
      800 ITT Industries                           24,300
      400 Millipore Corporation                    30,150
      400 PerkinElmer, Inc.                        26,450
                                            -------------
                                                   80,900
                                            -------------

     TELECOMMUNICATIONS-- 11.0%
    3,200 ADC Telecommunications,
             Inc. +                               268,400
    2,966 ALLTEL Corporation                      183,707
      700 Andrew Corporation +                     23,494
   31,420 AT & T Corporation                      993,657
   15,200 Bell Atlantic Corporation               772,350
   18,500 BellSouth Corporation                   788,562
    1,300 CenturyTel, Inc.                         37,375
    8,600 Comcast Corporation Special,
             Class A                              348,300
    1,400 Comverse Technology, Inc. +             130,200
    8,355 Global Crossing Ltd. +                  219,841
   32,010 Lucent Technologies, Inc.             1,896,592
    7,200 Nextel Communications, Inc. +           440,550
   29,080 Nortel Networks Corporation           1,984,710
    7,300 Qualcomm, Inc. +                        438,000
   33,412 SBC Communications                    1,445,069
    8,600 Sprint Corporation +                    438,600
    8,700 Sprint PCS                              517,650
    4,714 US West, Inc.                           404,226
   14,998 Viacom, Inc., Class B +               1,022,676
   28,105 WorldCom, Inc. +                      1,289,317
                                            -------------
                                               13,643,276
                                            -------------

                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
             -------------------------------------------------------------------

               Munder Institutional S&P 500 Index Equity Fund


                      Portfolio of Investments, June 30,
                      2000 (Unaudited)
                                 (Continued)
             ---------------------------------------

SHARES                                              VALUE
                                                   SHARES
                                                    VALUE
---------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     TIRE AND RUBBER -- 0.1%
      700 Cooper Tire & Rubber Company      $       7,788
    1,000 Goodrich (B.F.) Company                  34,062
    1,500 Goodyear Tire & Rubber
             Company                               30,000
                                            -------------
                                                   71,850
                                            -------------

     TRANSPORTATION -- 0.2%
    4,200 Burlington Northern Santa Fe             96,337
    1,000 Kansas City Southern
             Industries, Inc.                      88,688
      600 Ryder System, Inc.                       11,363
                                            -------------

                                                  196,388
                                            -------------

     UTILITIES -- 1.3%
    1,300 Ameren Corporation                       43,875
    3,000 American Electric Power
             Company, Inc.                         88,875
    1,500 Cinergy Corporation                      38,156
    1,100 CMS Energy Corporation                   24,338
    2,100 Consolidated Edison Company              62,212
    1,400 Constellation Energy Group               45,587
    1,500 CP&L, Inc.                               47,906
    2,189 Dominion Resources, Inc.                 93,853
    1,300 DTE Energy Company                       39,731
    3,400 Duke Energy Company                     191,675
    3,200 Edison International                     65,600
    2,300 Entergy Corporation                      62,531
    2,172 FirstEnergy Corporation                  50,770
      900 Florida Progress Corporation             42,188
    1,700 FPL Group, Inc.                          84,150
    1,100 GPU, Inc.                                29,769
      400 National Service Industries, Inc.         7,800
    1,100 New Century Energies, Inc.               33,000
    1,700 Niagara Mohawk Power
             Corporation +                         23,694
    1,400 Northern States Power Company            28,263
    1,700 PECO Energy Company                      68,531
      300 People's Energy Corporation               9,713
    3,600 PG & E Corporation                       88,650
      800 Pinnacle West Capital
             Corporation                           27,100
    1,300 PPL Corporation                   $      28,519
    2,700 Reliant Energy, Inc.                     79,819
    6,300 Southern Company                        146,869
    2,000 Unicom Corporation                       77,375
                                            -------------
                                                1,630,549

                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
             -------------------------------------------------------------------

     WASTE MANAGEMENT -- 0.1%
    1,800 Allied Waste Industries, Inc. +   $      18,000
    6,147 Waste Management, Inc.                  116,793
                                            -------------
                                                  134,793
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $114,690,855)                       121,544,682
                                            -------------

PRINCIPAL
AMOUNT

U.S. TREASURY BILLS -- 0.3%
   (Cost  $331,215)
$350,000 5.98% ++, due 05/31/2001**               331,215
                                            -------------
REPURCHASE AGREEMENT -- 2.3%
   (Cost  $2,848,000)
2,848,000    Agreement with State Street Bank
             and Trust Company, 6.350% dated
             06/30/2000, to be repurchased at
             $2,849,507 on 07/03/2000,
             collateralized by $2,555,000
             U.S. Treasury Note, 7.500%,
             maturing 11/15/2016
             (value $2,909,506)                 2,848,000
                                            -------------

TOTAL INVESTMENTS
   (Cost  $117,870,070*)           100.7%     124,723,897
OTHER ASSETS AND
LIABILITIES (NET)                   (0.7)        (874,947)
                                    ----          -------
NET ASSETS                         100.0%   $ 123,848,950
                                   =====    =============


--------------

 * Aggregate cost for Federal tax purposes.
** Securities pledged as collateral for futures contracts.
 + Non-income producing security.
++ Rate represents annualized yield at date of purchase.
 # Amount represents less than 0.1% of net assets.

NUMBER OF                                   UNREALIZED
CONTRACTS                                   APPRECIATION
---------                                   ------------
FUTURES CONTRACTS-LONG POSITION
     4   S&P 500 INDEX , SEPTEMBER 2000         $  1,564
                                                ========


                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)

             -------------------------------------------------------------------

SHARES                                              VALUE
-------------------------------------------------------------

COMMON STOCKS -- 97.6%
     AEROSPACE -- 0.2%
      600 Litton Industries, Inc. +         $      25,200
                                            -------------

     AGRICULTURAL MACHINERY -- 0.1%
    1,000 Agco Corporation                         12,250
                                            -------------

     AIR TRAVEL -- 0.1%
      400 Alaska Air Group, Inc. +                 10,850
                                            -------------

     ALUMINUM -- 0.0%
      100 Maxxam, Inc. +                            1,775
                                            -------------

     APPAREL AND TEXTILES -- 1.9%
      314 Albany International Corporation          4,553
      600 American Eagle Outfitters, Inc. +         8,400
      700 Burlington Industries, Inc. +             1,181
    2,649 Cintas Corporation                       97,185
    2,000 Jones Apparel Group, Inc. +              47,000
    1,000 Mohawk Industries, Inc. +                21,750
      300 Rayonier, Inc.                           10,762
    1,800 Shaw Industries, Inc.                    22,500
    1,000 Unifi, Inc. +                            12,375
      700 Warnaco Group, Inc.                       5,425
      700 Westpoint Stevens, Inc.                   7,788
                                            -------------
                                                  238,919
                                            -------------
     AUTOMOBILES -- 0.1%
      600 Federal Signal Corporation                9,900
                                            -------------
     AUTOMOBILE PARTS AND EQUIPMENT-- 0.7%
      200 Arvin Industries, Inc.                    3,475
      400 Borg Warner Automotive, Inc.             14,050
    1,000 Federal Mogul Corporation                 9,562
    1,100 Lear Corporation +                       22,000
    1,100 Meritor Automotive, Inc.                 12,100
      300 Modine Manufacturing Company              8,100
    1,228 Pennzoil-Quaker State Company            14,813
      400 Superior Industries International,
             Inc.                                  10,300
                                            -------------
                                                   94,400
                                            -------------
     BANKS -- 4.0%
    2,500 Banknorth Group, Inc.                    38,281
      600 City National Corporation                20,850
    2,100 Compass Bancshares, Inc.                 35,831
    3,100 First Security Corporation               42,044
    2,100 First Tennessee National
             Corporation                           34,781

                       See Notes to Financial Statements

     BANKS -- (CONTINUED)
      700 First Virginia Banks, Inc.        $      24,369
    2,600 Hibernia Corporation                     28,275
    1,400 Marshall & Ilsley Corporation            58,100
    1,100 Mercantile Bankshares
             Corporation                           32,794
    1,900 National Commerce
             Bancorporation                        30,519
    2,850 North Fork Bancorporation, Inc.          43,106
    1,100 Pacific Century Financial
             Corporation                           16,087
      600 Webster Financial Corporation            13,313
      400 Westamerica Bancorporation               10,450
      300 Wilmington Trust Corporation             12,825
    1,400 Zions Bancorp                            64,247
                                            -------------
                                                  505,872
                                            -------------
     BANKING AND FINANCIAL SERVICES -- 0.6%
      400 CCB Financial Corporation                14,800
    1,200 FirstMerit Corporation                   25,650
    1,400 GreenPoint Financial
             Corporation                           26,250
      600 Keystone Financial, Inc.                 12,750
                                            -------------
                                                   79,450
                                            -------------
     BIOTECHNOLOGY -- 2.0%
      600 Gilead Sciences, Inc. +                  42,675
      400 Incyte Genomics, Inc. +                  32,875
    1,540 Millennium Pharmaceuticals,
             Inc. +                               172,287
                                            -------------
                                                  247,837
                                            -------------
     BROADCASTING -- 2.5%
    1,600 Belo (A.H.) Corporation                  27,700
      327 Chris Craft Industries, Inc.             21,602
    1,800 Hispanic Broadcasting
             Corporation +                         59,625
    1,400 Univision Communications, Inc.,
             Class A +                            144,900
    1,800 Westwood One, Inc. +                     61,425
                                            -------------
                                                  315,252
                                            -------------
     BUILDING CONSTRUCTION -- 0.1%
      400 Harsco Corporation                       10,200
                                            -------------
     BUSINESS SERVICES -- 7.1%
      800 AC Nielsen Corporation +                 17,600
    1,200 Acxiom Corporation +                     32,700
    1,200 Apollo Group, Inc. +                     33,600
      400 Banta Corporation                         7,575
    2,400 Comdisco, Inc.                           53,550



                       See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
-------------------------------------------------------------


COMMON STOCKS -- (CONTINUED)
     BUSINESS SERVICES -- (CONTINUED)
      900 CSG Systems International,
             Inc. +                         $      50,456
    1,100 DeVry, Inc. +                            29,081
    2,125 Fiserv, Inc. +                           91,906
    1,300 Galileo International, Inc.              27,137
    1,200 Gartner Group, Inc., Class B +           11,850
      500 Gtech Holdings Corporation +             11,344
      200 Jacobs Engineering Group, Inc. +          6,538
      500 Kelly Services, Inc.                     11,563
    1,200 Manpower, Inc.                           38,400
    1,300 Modis Professional Services,
             Inc. +                                11,538
      600 Navigant Consulting, Inc. +               2,550
      200 NCO Group, Inc. +                         4,625
    1,000 NOVA Corporation +                       27,937
      700 Ogden Corporation                         6,300
      300 Polycom, Inc. +                          28,228
      800 Quanta Services, Inc. +                  44,000
    3,100 Robert Half International, Inc. +        88,350
    1,000 Sothebys Holdings, Inc.                  17,500
    1,700 Stewart Enterprises, Inc.                 6,003
    2,100 Sun Guard Data Systems +                 65,100
      600 Sylvan Learning Systems, Inc. +           8,250
      700 Titan Corporation +                      31,325
    1,300 Viad Corporation                         35,425
      800 Waters Corporation +                     99,850
                                            -------------
                                                  900,281
                                            -------------
     CHEMICALS AND PLASTICS -- 1.9%
      600 Albemarle Corporation                    11,850
      900 Cabot Corporation                        24,525
    1,554 Crompton Corporation                     19,036
      600 Cytec Industries, Inc. +                 14,812
      200 Dexter Corporation                        9,600
    1,300 Ethyl Corporation                         3,250
      500 Ferro Corporation                        10,500
      100 Fuller (H.B.) Company                     4,556
      300 Georgia Gulf Corporation                  6,244
      700 Hanna (M.A.) Company                      6,300
    2,000 IMC Global, Inc.                         26,000
      700 Lubrizol Corporation                     14,700
      200 Minerals Technologies, Inc.               9,200
      100 NCH Corporation                           3,619
      600 Olin Corporation                          9,900
    1,400 R.P.M., Inc.                             14,175
      300 Schulman (A.), Inc.                       3,619
    1,500 Solutia, Inc.                            20,625
      600 Valspar Corporation                      20,250
      500 Wellman, Inc.                             8,094
                                            -------------
                                                  240,855

                       See Notes in Financial Statements

     COMMUNICATION EQUIPMENT -- 0.5%
      800 Harris Corporation                  $      26,200
      900 Powerwave Technologies, Inc. +             39,600
                                              -------------
                                                     65,800
                                              -------------
     COMMUNICATION SERVICES -- 0.1%
      700 COMSAT Corporation                         16,450
                                              -------------
     COMPUTERS AND BUSINESS EQUIPMENT -- 2.3%
      300 Apex, Inc.                                 13,128
      300 Cybex Computer Products
             Corporation                             12,715
    1,100 Diebold, Inc.                              30,662
    2,600 Quantum Corporation -- DLT &
             Storage Systems +                       25,187
    1,300 Storage Technology
             Corporation +                           14,219
    1,100 Sybase, Inc. +                             25,300
    2,400 Symbol Technologies, Inc.                 129,600
      700 Tech Data Corporation +                    30,494
      300 Transaction Systems Architects,
             Inc., Class A +                          5,138
                                              -------------
                                                    286,443
                                              -------------
     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 7.4%
      700 Affiliated Computer Services,
             Inc., Class A +                         23,144
    3,900 Cadence Design Systems, Inc. +             79,462
    1,000 Cambridge Technology
             Partners +                               8,719
      900 CheckFree Holdings
             Corporation +                           46,406
      800 DST Systems, Inc. +                        60,900
      900 Electronic Arts +                          65,644
      500 Imation Corporation +                      14,688
    4,800 Informix Corporation +                     35,700
    3,100 Intuit, Inc. +                            128,262
    1,000 Keane, Inc. +                              21,625
    1,100 Legato Systems, Inc. +                     16,638
      700 Macromedia, Inc. +                         67,681
    2,100 MarchFirst, Inc. +                         38,325
      900 Mentor Graphics Corporation +              17,887
    2,250 Networks Assocs, Inc. +                    45,844
      800 NVIDIA Corporation +                       50,850
      500 Policy Management Systems
             Corporation +                            7,688
    1,200 Rational Software Corporation +           111,525
      500 Structural Dynamics Research
             Corporation +                            7,531
      600 Sykes Enterprises, Inc. +                   7,725
      800 Symantec Corporation +                     43,150
    1,000 Synopsys, Inc. +                           34,562
                                              -------------
                                                    933,956
                                              -------------

                       See Notes to Financial Statements

                  Munder Institutional MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2000 (Unaudited)
                                   (Continued)
-------------------------------------------------------------------------------

SHARES                                                     VALUE
------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     CONSTRUCTION MATERIALS -- 0.9%
      500 Fastenal Company                              $   25,312
      400 Granite Construction, Inc.                         9,800
      600 Martin Marietta Materials, Inc.                   24,263
      500 Southdown, Inc.                                   28,875
      700 USG Corporation                                   21,263
                                                        ----------

                                                           109,513
                                                        ----------

     CONTAINERS AND GLASS -- 0.1%
      600 Mark IV Industries, Inc.                          12,525
                                                        ----------

     DIVERSIFIED -- 0.3%
    1,100 American Standard Companies,
             Inc. +                                         45,100
                                                        ----------

     DOMESTIC OIL -- 0.9%
      600 Murphy Oil Corporation                            35,662
      800 Noble Affiliates, Inc.                            29,800
    1,200 Ultramar Diamond Shamrock                         29,775
      700 Valero Energy Corporation                         22,225
                                                        ----------

                                                           117,462
                                                        ----------

     DRUGS AND HEALTH CARE -- 9.4%
      400 Acuson +                                           5,400
      700 Apria Healthcare Group, Inc. +                     8,575
    2,200 Bergen Brunswig Corporation                       12,100
      600 Carter Wallace, Inc.                              12,075
    2,900 Chiron Corporation +                             137,750
      800 Covance, Inc. +                                    7,050
      500 Express Scripts, Inc., Class A +                  31,062
    1,400 Forest Labs, Inc. +                              141,400
    1,100 Genzyme Surgical Products +                       65,381
    3,849 Health Management Associates +                    50,278
    1,200 ICN Pharmaceuticals, Inc.                         33,375
      600 IDEC Pharmaceuticals
             Corporation +                                  70,387
    2,500 Ivax Corporation +                               103,750
      700 Lincare Holdings, Inc. +                          17,238
      300 MiniMed, Inc. +                                   35,400
    2,100 Mylan Labs, Inc.                                  38,325
    1,200 Omnicare, Inc.                                    10,875
    1,100 Oxford Health Plans, Inc. +                       26,194
      600 PacifiCare Health Systems, Inc. +                 36,112
    1,000 Perrigo Company +                                  6,313
      600 Quest Diagnostics, Inc. +                         44,850
      900 Quorum Health Group, Inc. +                        9,281
      900 Sepracor, Inc. +                                 108,562
    3,400 Stryker Corporation                              148,750
    1,400 Sybron International
             Corporation +                                  27,738
                                                        ----------

                                                         1,188,221
                                                        ----------


     ELECTRIC UTILITIES -- 2.1%
    2,200 Calpine Corporation +                            144,650
      200 Cleco Corporation                                  6,700
    2,300 DPL, Inc.                                         50,456
    1,200 DQE, Inc.                                         47,400
      936 Sierra Pacific Resources                          11,759
                                                        ----------

                                                           260,965
                                                        ----------

     ELECTRICAL EQUIPMENT -- 2.6%
      300 AMETEK, Inc.                                       5,250
    1,300 Arrow Electronics, Inc. +                         40,300
    3,500 Atmel Corporation +                              129,062
      800 Burr-Brown Corporation +                          69,350
      700 Dentsply International, Inc.                      21,569
    1,400 Energizer Holdings, Inc. +                        25,550
      900 Hubbell, Inc.                                     22,950
      300 Magnetek, Inc. +                                   2,400
      600 Ucar International, Inc. +                         7,838
                                                        ----------

                                                           324,269
                                                        ----------

     ELECTRONICS -- 9.9%
      400 ADTRAN, Inc. +                                    23,950
      500 ANTEC Corporation +                               20,781
      500 Avnet, Inc.                                       29,625
      800 Cirrus Logic, Inc. +                              12,800
    2,100 Cypress Semiconductor
             Corporation +                                  88,725
    1,200 Integrated Device Technology,
             Inc. +                                         71,850
    3,300 Jabil Circuit, Inc. +                            163,762
      400 L-3 Communications Holding,
             Inc. +                                         22,825
    1,200 Micrel, Inc. +                                    52,125
    1,050 Microchip Technology, Inc. +                      61,179
    1,200 QLogic Corporation +                              79,275
      600 Sawtek, Inc. +                                    34,538
    2,500 SCI Systems, Inc. +                               97,969
      500 Semtech Corporation +                             38,242
    1,200 Sensormatic Electronics
             Corporation +                                  18,975
      100 Sequa Corporation +                                3,819
      500 Teleflex, Inc.                                    17,875
      800 TranSwitch Corporation +                          61,750
      400 TriQuint Semiconductor, Inc. +                    38,275
    1,977 Vishay Intertechnology, Inc. +                    75,002
    3,200 Vitesse Semiconductor
             Corporation +                                 235,400
                                                        ----------

                                                         1,248,742
                                                        ----------



                       See Notes to Financial Statements

                  Munder Institutional MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2000 (Unaudited)
                                   (Continued)
--------------------------------------------------------------------------------

SHARES                                                    VALUE
----------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     FINANCIAL SERVICES -- 3.4%
      800 American Financial Group, Inc.                $ 19,850
    1,127 Associated Banc Corporation                     24,583
    3,300 Concord EFS, Inc. +                             85,800
    4,600 E*TRADE Group, Inc. +                           75,900
    1,400 Edwards (A.G.), Inc.                            54,600
      800 Finova Group, Inc.                              10,400
      300 Investment Technology
             Group, Inc. +                                11,850
      800 Legg Mason, Inc.                                40,000
      500 Provident Financial Group, Inc.                 11,906
    1,200 ReliaStar Financial Corporation                 62,925
    1,100 Waddell & Reed Financial, Inc.,
             Class A                                      36,094
                                                        --------

                                                         433,908
                                                        --------

     FOOD AND BEVERAGE -- 2.2%
      400 Bob Evans Farms, Inc.                            5,975
      400 Dean Foods Company                              12,675
      700 Dole Food, Inc.                                  9,800
      400 Dreyers Grand Ice Cream, Inc.                    8,400
    1,300 Flowers Industries, Inc.                        25,919
    2,300 Hormel Foods Corporation                        38,669
    1,400 IBP, Inc.                                       21,612
      200 International Multifoods
             Corporation                                   3,463
    1,100 Interstate Bakeries Corporation                 15,400
      300 Lance, Inc.                                      2,700
    1,100 Mccormick & Company, Inc.                       35,750
      300 Smucker (J.M.) Company                           5,775
      300 Suiza Foods Corporation +                       14,662
    3,600 Tyson Foods, Inc.                               31,500
      700 Universal Foods Corporation                     12,950
    2,300 Whitman Corporation                             28,462
                                                        --------

                                                         273,712
                                                        --------

     FOREST PRODUCTS -- 0.2%
    1,300 Georgia Pacific Corporation                     28,113
                                                        --------

     GAS AND PIPELINE UTILITIES -- 2.4%
      800 AGL Resources, Inc.                             12,750
    1,300 American Water Works, Inc.                      32,500
    2,300 KeySpan Corporation                             70,725
    1,850 Kinder Morgan, Inc.                             63,941
    1,300 MCN Corporation Holding
             Company                                      27,787
      500 National Fuel Gas Company                       24,375
    1,100 Questar Corporation                             21,312
    1,400 SCANA Corporation                               33,775
      600 Washington Gas Light Company                    14,438
                                                        --------

                                                         301,603
                                                        --------


     HOME FURNISHINGS AND HOUSEWARES -- 0.1%
      700 Furniture Brands International,
             Inc. +                                       10,588
                                                        --------

     HOTELS AND RESTAURANTS -- 0.9%
      900 Brinker International, Inc. +                   26,325
      600 Buffets, Inc. +                                  7,613
      800 CBRL Group, Inc.                                11,750
      300 Lone Star Steakhouse & Saloon                    3,038
    1,200 Mandalay Resort Group +                         24,000
    1,050 Outback Steakhouse, Inc. +                      30,712
      300 Papa John's International, Inc. +                7,350
                                                        --------

                                                         110,788
                                                        --------

     HOUSEHOLD PRODUCTS -- 0.4%
      400 Church & Dwight, Inc.                            7,200
    1,400 Dial Corporation                                14,525
      800 Hillenbrand Industries, Inc.                    25,050
                                                        --------

                                                          46,775
                                                        --------

     INDUSTRIAL MACHINERY -- 1.3%
    1,100 Airgas, Inc. +                                   6,256
      600 Donaldson Company, Inc.                         11,850
    1,475 Grant Prideco, Inc. +                           36,875
      300 Kaydon Corporation                               6,300
      300 Kennametal, Inc.                                 6,431
      100 Nordson Corporation                              5,063
      300 SPX Corporation +                               36,281
      300 Stewart & Stevenson Services,
             Inc                                           4,519
      200 Tecumseh Products Company,
             Class A                                       7,638
    1,241 Varco International, Inc. +                     28,859
      400 York International Corporation                  10,100
                                                        --------

                                                         160,172
                                                        --------

     INSURANCE -- 2.2%
      700 Allmerica Financial Corporation                 36,662
    1,100 Ambac Financial Group, Inc.                     60,294
      600 Everest Re Group, Ltd.                          19,725
    2,000 Foundation Health Systems,
             Inc. +                                       26,000
      400 Horace Mann Educators
             Corporation                                   6,000
      300 HSB Group, Inc.                                  9,338
    1,000 Ohio Casualty Corporation                       10,625
    2,050 Old Republic International
             Corporation                                  33,825
      450 PMI Group, Inc.                                 21,375
      900 Protective Life Corporation                     23,963
      900 Unitrin, Inc.                                   26,437
                                                        --------

                                                         274,244
                                                        --------

                       See Notes to Financial Statements

                  Munder Institutional MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2000 (Unaudited)
                                   (Continued)
--------------------------------------------------------------------------------


SHARES                                                   VALUE
----------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     LEISURE TIME -- 1.3%
    1,200 Callaway Golf Company                         $ 19,575
    1,033 International Game Technology                   27,375
      700 International Speedway Corporation,
             Class A                                      28,962
    4,900 Park Place Entertainment
             Corporation +                                59,719
    1,200 Premier Parks, Inc.                             27,300
                                                        --------

                                                         162,931
                                                        --------

     MEDICAL INSTRUMENTS -- 0.3%
      300 Beckman Coulter, Inc.                           17,512
      800 Edwards Lifesciences
             Corporation +                                14,800
    1,100 STERIS Corporation +                             9,763
                                                        --------

                                                          42,075
                                                        --------

     MEDICAL SERVICES -- 0.6%
      700 First Health Group Corporation +                22,969
    1,000 PSS World Medical, Inc. +                        6,719
      400 Trigon Healthcare, Inc. +                       20,625
      900 VISX, Inc. +                                    25,256
                                                        --------

                                                          75,569
                                                        --------

     METALS -- 0.0%
      242 Ryerson Tull, Inc.                               2,511
                                                        --------

     MINING -- 0.0%
      100 Cleveland Cliffs, Inc.                           2,581
                                                        --------

     MISCELLANEOUS -- 0.2%
      600 Blyth, Inc.                                     17,700
      300 Rollins, Inc.                                    4,463
                                                        --------

                                                          22,163
                                                        --------

     MOBILE HOMES -- 0.1%
    2,399 Clayton Homes, Inc.                             19,192
                                                        --------

     NEWSPAPERS -- 0.6%
      600 Lee Enterprises, Inc.                           13,988
      400 Media General, Inc.                             19,425
      100 Washington Post Company                         47,800
                                                        --------

                                                          81,213
                                                        --------


     OFFICE FURNISHINGS AND SUPPLIES -- 0.7%
      800 Hon Industries, Inc.                            18,800
    1,100 Miller Herman, Inc.                             28,463
    1,500 Office Max, Inc. +                               7,500
    1,200 Reynolds & Reynolds Company                     21,900
      300 Standard Register                                4,275
      600 Wallace Computer Series, Inc.                    5,925
                                                        --------

                                                          86,863
                                                        --------

     OIL AND GAS -- 7.0%
    1,000 BJ Services Company +                           62,500
    1,100 Devon Energy Corporation                        61,806
    2,200 Dynegy Inc., Class A                           150,287
    2,200 ENSCO International, Inc.                       78,788
      500 Flowserve Corporation                            7,531
    2,800 Global Marine, Inc. +                           78,925
      600 Hanover Compressor Company +                    22,800
      700 Helmerich & Payne, Inc.                         26,163
    1,600 Lyondell Petrochemical
             Company                                      26,800
    2,200 Nabors Industries, Inc. +                       91,437
    2,100 Noble Drilling Corporation +                    86,494
    2,688 Ocean Energy, Inc. +                            38,136
    1,300 Pioneer Natural Resources
             Company                                      16,575
    3,000 Santa Fe Snyder Corporation +                   34,125
      700 Smith International, Inc. +                     50,969
    1,475 Weatherford International, Inc.                 58,723
                                                        --------

                                                         892,059
                                                        --------

     PAPER -- 1.3%
      900 Bowater, Inc.                                   39,712
      200 Chesapeake Corporation                           5,925
    1,200 Consolidated Papers, Inc.                       43,875
      600 Glatfelter (P.H.) Company                        6,113
      700 Longview Fibre Company                           7,744
      600 Pentair, Inc.                                   21,300
    1,400 Sonoco Products Company                         28,787
      700 Wausau Mosinee Paper
             Corporation                                   5,994
                                                        --------

                                                         159,450
                                                        --------

     PUBLISHING -- 1.0%
    1,100 Harte-Hanks, Inc.                               27,500
      300 Houghton Mifflin Company                        14,006
    1,400 Readers Digest Association, Inc.,
             Class A (non-voting)                         55,650
      100 Scholastic Corporation +                         6,113
      700 Valassis Communications, Inc. +                 26,687
                                                        --------

                                                         129,956
                                                        --------

                       See Notes to Financial Statements

                  Munder Institutional MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2000 (Unaudited)
                                   (Continued)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
----------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     RAILROADS AND EQUIPMENT -- 0.3%
      700 GATX Corporation                              $ 23,800
      400 Trinity Industries, Inc.                         7,400
      700 Wisconsin Central Transportation
             Corporation +                                 9,100
                                                        --------

                                                          40,300
                                                        --------

     RETAIL -- 3.6%
    1,400 Abercrombie & Fitch Company +                   17,062
    1,100 Barnes & Noble, Inc. +                          24,475
    1,000 BJs Wholesale Club, Inc. +                      33,000
    1,200 Borders Group, Inc. +                           18,675
    1,200 CDW Computer Centers, Inc. +                    75,000
      700 Claire S Stores, Inc.                           13,475
    1,500 Dollar Tree Stores, Inc. +                      59,344
    2,800 Family Dollar Stores, Inc.                      54,775
      600 Hannaford Brothers Company                      43,125
      300 Lands End, Inc. +                               10,012
      700 Neiman Marcus Group, Inc.,
             Class A +                                    20,694
      300 Payless Shoesource, Inc. +                      15,375
    1,200 Ross Stores, Inc.                               20,475
      600 Ruddick Corporation                              7,088
    2,292 Saks, Inc. +                                    24,066
      800 Williams-Sonoma, Inc. +                         25,950
                                                        --------

                                                         462,591
                                                        --------

     SAVINGS AND LOAN -- 0.8%
      700 Astoria Financial Corporation                   18,025
    1,500 Dime Bancorp, Inc.                              23,625
    3,500 Sovereign Bancorp, Inc.                         24,609
    1,300 TCF Financial Corporation                       33,394
                                                        --------

                                                          99,653
                                                        --------

     SHIPBUILDING -- 0.1%
      300 Newport News Shipbuilding, Inc.                 11,025
                                                        --------

     STEEL -- 0.2%
    1,800 AK Steel Holding Corporation                    14,400
      200 Carpenter Technology
             Corporation                                   4,225
      200 Precision Castparts Corporation                  9,050
                                                        --------

                                                          27,675
                                                        --------

     TELECOMMUNICATIONS -- 1.7%
    3,500 Broadwing, Inc.                                 90,781
      700 CommScope, Inc. +                               28,700
    1,000 Telephone & Data Systems, Inc.                 100,250
                                                        --------

                                                         219,731
                                                        --------


                       See Notes to Financial Statements

     TIRE AND RUBBER -- 0.2%
      200 Bandag, Inc.                                  $  4,850
      300 Carlisle Companies, Inc.                        13,500
      400 Lancaster Colony Corporation                     7,800
                                                        --------

                                                          26,150
                                                        --------

     TOBACCO -- 0.4%
    1,500 R.J. Reynolds Tobacco
             Holdings, Inc.                               41,906
      300 Universal Corporation                            6,338
                                                        --------

                                                          48,244
                                                        --------

     TRUCKING AND FREIGHT FORWARDING -- 1.0%
      600 Airbourne Freight Corporation                   11,362
      600 Alexander & Baldwin, Inc.                       13,237
      200 Arnold Industries, Inc.                          2,413
      500 C.H. Robinson Worldwide, Inc.                   24,750
      600 CNF Transportation, Inc.                        13,650
      500 Hunt (J.B.) Transport
             Services, Inc.                                7,719
      300 Overseas Shipholding
             Group, Inc.                                   7,388
      696 Pittston Brinks Group                            9,526
      900 Swift Transportation Co., Inc. +                12,600
      700 Tidewater, Inc.                                 25,200
                                                        --------

                                                         127,845
                                                        --------

     UTILITIES -- 5.3%
    1,500 Allegheny Energy, Inc.                          41,062
    1,100 Alliant Energy Corporation                      28,600
      150 Black Hills Corporation                          3,384
      300 CMP Group, Inc.                                  8,794
    1,275 Conectiv, Inc.                                  19,842
    2,000 Energy East Corporation                         38,125
      300 Hawaiian Electric Industries, Inc.               9,844
      500 Idacorp, Inc.                                   16,125
    1,400 IPALCO Enterprises                              28,175
      800 Kansas City Power & Light
             Company                                      18,000
    2,100 LG & E Energy Corporation                       50,137
    1,000 Minnesota Power & Light
             Company                                      17,313
    1,500 Montana Power Company                           52,969
    1,700 NiSource, Inc.                                  31,663
    2,600 Northeast Utilities                             56,550
      800 NSTAR                                           32,550
    1,200 OGE Energy Corporation                          22,200
    1,600 Potomac Electric Power
             Company                                      40,000



                       See Notes to Financial Statements

                  Munder Institutional MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2000 (Unaudited)
                                   (Continued)
--------------------------------------------------------------------------------

SHARES                                                                                VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     UTILITIES -- (CONTINUED)
      400 Public Service Company Nm                                               $     6,175
    1,300 Puget Sound Energy, Inc.                                                     27,706
    2,100 Teco Energy, Inc.                                                            42,131
    1,250 Utilicorp United, Inc.                                                       24,844
    1,066 Vectren Corporation                                                          18,389
    2,100 Wisconsin Energy Corporation                                                 41,606
                                                                                  -----------

                                                                                      676,184
                                                                                  -----------

TOTAL COMMON STOCKS
   (Cost $12,673,109)                                                              12,358,351
                                                                                  -----------

PRINCIPAL
AMOUNT
---------
U.S. TREASURY BILLS -- 0.7%
   (Cost $94,633)
$ 100,000 5.98% ++, due 05/31/2001                                                     94,633
                                                                                  -----------

REPURCHASE AGREEMENT -- 1.9%
   (Cost $238,000)
  238,000 Agreement with State Street Bank and Trust Company, 6.350% dated
          06/30/2000, to be repurchased at $238,125 on 07/03/2000,
          collateralized by $2,555,000 U.S. Treasury Note, 8.125%, maturing
          5/15/2021
          (value $2,909,506)                                                          238,000
                                                                                  -----------

OTHER INVESTMENTS**
   (Cost $3,166,368)                25.0%                                         $ 3,166,368
                                                                                  -----------
TOTAL INVESTMENTS
   (Cost  $16,172,110*)            125.2%                                          15,857,352

OTHER ASSETS AND
LIABILITIES (NET)                  (25.2)                                          (3,195,734)
                                   -----                                          -----------
NET ASSETS                         100.0%                                         $12,661,618
                                   =====                                          ===========

   * Aggregate cost for Federal tax purposes.
  ** Securities pledged as collateral for futures contracts.

   + Non-income producing security.

  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.


NUMBER OF                                   UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------
FUTURES CONTRACTS-LONG POSITION
    1    S&P MID CAP 400 INDEX,
         SEPTEMBER 2000                       $ 3,572
                                              =======

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
----------------------------------------------------------------
COMMON STOCKS -- 96.9%
     ADVERTISING -- 0.6%
    3,560 ADVO, Inc. +                                  $149,520
   11,100 HA-LO Industries, Inc. +                        62,437
    5,500 Penton Media, Inc.                             192,500
                                                        --------

                                                         404,457
                                                        --------

     AEROSPACE AND DEFENSE -- 0.7%
    4,710 AAR Corporation                                 56,520
    1,620 Alliant Techsystems, Inc. +                    109,249
    4,290 BE Aerospace, Inc. +                            29,494
    7,290 Gencorp, Inc.                                   58,320
    6,510 Orbital Sciences Corporation +                  79,340
    2,940 Scott Technologies, Inc. +                      50,531
    4,700 Teledyne Technologies, Inc. +                   78,725
                                                        --------

                                                         462,179
                                                        --------

     AGRICULTURAL MACHINERY -- 0.5%
    6,270 AptarGroup, Inc.                               169,290
    6,650 Delta & Pine Land Company                      166,666
    2,130 Lindsay Manufacturing
             Company                                      41,801
                                                        --------

                                                         377,757
                                                        --------

     AIR TRAVEL -- 0.5%
    3,260 Atlantic Coast Airlines
             Holdings, Inc. +                            103,505
    5,660 Mesa Air Group, Inc. +                          31,307
    2,490 Midwest Express Holdings,
             Inc. +                                       53,535
    4,300 SkyWest, Inc.                                  159,369
                                                        --------

                                                         347,716
                                                        --------

     APPAREL AND TEXTILES -- 1.3%
    1,560 Angelica Corporation                            12,480
    2,380 Ashworth, Inc. +                                10,636
    4,430 Cone Mills Corporation +                        27,411
    3,630 G & K Services                                  90,977
    3,300 Guilford Mills, Inc.                            14,025
    1,130 Haggar Corporation                              13,278
    5,130 Hartmarx Corporation +                          13,146
    1,790 K-Swiss, Inc.                                   28,528
    4,120 Kellwood Company                                87,035
    6,090 Nautica Enterprises, Inc. +                     65,087
    2,140 Oshkosh B' Gosh, Inc.                           35,042
    1,330 Oxford Industries, Inc.                         23,940
    4,800 Phillips Van Heusen Corporation                 45,600
    3,900 Quiksilver, Inc. +                              60,694
    7,570 Stride Rite Corporation                         46,366
    1,970 The Dixie Group, Inc. +                          7,634
    3,560 Timberland Company +                           252,092
    7,260 Wolverine World Wide, Inc.                      71,692
                                                        --------

                                                         905,663
                                                        --------


                       See Notes to Financial Statements

     AUTOMOBILES -- 0.3%
    3,960 Group 1 Automotive, Inc. +                    $   47,520
    3,130 Simpson Industries, Inc. +                        23,573
    2,030 Spartan Motors, Inc.                               8,501
    2,150 Standard Motor Products, Inc.                     18,275
    4,030 Wabash National Corporation                       48,108
    3,260 Wynns International, Inc.                         73,961
                                                        ----------

                                                           219,938
                                                        ----------

     AUTOMOBILE PARTS AND EQUIPMENT -- 1.6%
    4,270 Clarcor, Inc.                                     84,866
    9,360 Copart, Inc. +                                   149,760
    2,870 Discount Auto Parts, Inc. +                       28,700
   12,850 Gentex Corporation +                             322,856
    1,970 Insurance Auto Auctions, Inc. +                   41,616
    2,700 Midas, Inc.                                       54,000
    8,940 O'Reilly Automotive, Inc. +                      124,043
    9,300 Pep Boys-- Manny, Moe &
             Jack                                           55,800
    4,990 Standard Pacific Corporation                      49,900
    3,760 TBC Corporation +                                 17,390
    5,910 Tenneco Automotive, Inc.                          31,028
    8,180 Tower Automotive, Inc. +                         102,250
                                                        ----------

                                                         1,062,209
                                                        ----------

     BANKING AND FINANCIAL SERVICES -- 5.9%
   13,200 AmeriCredit Corporation +                        224,400
    4,320 Anchor Bancorp Wisconsin, Inc.                    66,150
    7,400 Billing Information Concepts
             Corporation +                                  32,838
    4,930 Chittenden Corporation                           120,477
    5,326 Commerce Bancorp, Inc.                           244,996
    8,440 Community First Bankshares,
             Inc.                                          137,677
    9,150 Cullen Frost Bankers, Inc.                       240,759
    2,230 Dain Rauscher Corporation                        147,180
    6,630 Enhance Financial Services
             Group, Inc.                                    95,306
    4,670 First BanCorp                                     86,687
    7,130 First Midwest Bancorp, Inc.                      165,772
    8,817 Hudson United Bancorp                            197,831
    7,700 Imperial Bancorp                                 119,985
    5,200 Investors Financial Services
             Corporation                                   206,375
    4,270 Jefferies Group, Inc.                             86,201
    4,070 MAF Bancorp, Inc.                                 74,023
    5,100 Morgan Keegan, Inc.                               75,225
    3,100 National Discount Brokers
             Group, Inc. +                                  98,812
    4,571 Provident Bankshares
             Corporation                                    61,709
    3,670 Queens County Bancorp, Inc.                       67,666


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2000 (Unaudited)
                                   (Continued)
--------------------------------------------------------------------------------

SHARES                                                    VALUE
------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BANKING AND FINANCIAL SERVICES -- (CONTINUED)
    4,940 Riggs National Corporation                    $   62,368
    8,000 Silicon Valley Bancshares +                      341,000
    7,530 South Financial Group, Inc. +                    109,185
    4,900 Southwest Bancorporation
             of Texas, Inc. +                              101,675
    2,500 Southwest Securities Group, Inc.                  93,175
    6,400 Staten Island Bancorp, Inc.                      112,800
    6,890 Susquehanna Bancshares, Inc.                      98,183
    9,370 TrustCo Bank Corporation NY                      117,125
    7,340 United Bankshares, Inc.                          133,496
    9,100 Washington Federal, Inc.                         166,075
    3,930 Whitney Holding Corporation                      134,357
                                                        ----------

                                                         4,019,508
                                                        ----------

     BROADCASTING -- 0.1%
    8,930 General Communication, Inc. +                     45,766
                                                        ----------

     BUILDING CONSTRUCTION -- 0.6%
    4,820 Apogee Enterprises, Inc.                          17,021
   10,790 D.R. Horton, Inc.                                146,339
    4,150 Hughes Supply, Inc.                               81,963
    9,120 Morrison Knudsen Corporation +                    66,120
    1,600 NVR, Inc. +                                       91,200
    4,680 Sturm Ruger & Company, Inc.                       41,535
                                                        ----------

                                                           444,178
                                                        ----------

     BUILDING MATERIALS -- 1.3%
    3,900 ABM Industries, Inc.                              89,700
    2,230 Building Materials Holdings
             Corporation +                                  19,652
    1,130 Butler Manufacturing Company                      19,210
    2,850 Commonwealth Industries, Inc.                     16,744
    3,390 Elcor Chemical Corporation                        77,970
    5,700 Fleetwood Enterprises                             81,225
    3,270 Florida Rock Industries, Inc.                    116,494
    4,530 Justin Industries, Inc.                           99,094
    1,730 Lawson Products, Inc.                             42,601
   10,022 Lennox International, Inc.                       132,791
    2,100 Republic Group, Inc.                              18,900
    2,110 Simpson Manufacturing
             Company, Inc.                                 100,884
    3,540 Universal Forest Products, Inc.                   48,675
                                                        ----------

                                                           863,940
                                                        ----------

     BUSINESS SERVICES -- 6.8%
    3,460 Aaron Rents, Inc.                                 43,466
    2,400 Administaff, Inc. +                              152,400
    6,490 Bowne & Company, Inc.                             65,306
    3,150 Catalina Marketing
             Corporation +                                 321,300
    6,380 Central Parking Corporation                      151,126
    6,980 ChoicePoint, Inc. +                              310,588
    3,100 Circle International Group, Inc.                  77,888
    2,800 CUNO, Inc. +                                      64,750
    2,400 Davox Corporation +                               31,050
    8,590 eLoyalty Corporation +                           109,523
    2,480 Fair Issac & Company, Inc.                       109,120
    3,630 Franklin Covey Company +                          25,183
    4,290 Gymboree Corporation +                            12,870
    4,950 Harland (John H.) Company                         73,941
    3,400 Heidrick & Struggles
             International, Inc. +                         214,625
    5,030 Information Resources, Inc. +                     19,806
   11,140 Interim Services, Inc. +                         197,735
    5,590 Intervoice, Inc. +                                36,684
    2,130 Kronos, Inc. +                                    55,380
    7,420 Labor Ready, Inc. +                               49,158
    3,650 MAXIMUS, Inc. +                                   80,756
    3,900 On Assignment, Inc. +                            118,950
    7,980 Paxar Corporation +                               95,261
    4,200 Pegasus Solutions, Inc. +                         45,675
    8,610 Profit Recovery Group
             International, Inc. +                         143,141
    2,660 QRS Corporation +                                 65,336
    5,470 Remedy Corporation +                             304,952
    6,870 RSA Security, Inc. +                             475,747
    9,260 SEI Investments Company                          368,664
   12,560 Snyder Communications, Inc.                      298,300
    5,180 StaffMark, Inc. +                                 34,641
    6,840 Tetra Tech, Inc. +                               156,465
    4,890 The BISYS Group, Inc. +                          300,735
    2,830 URS Corporation +                                 43,158
                                                        ----------

                                                         4,653,680
                                                        ----------

     CHEMICALS -- 1.8%
    3,900 Arch Chemicals, Inc.                              85,312
    4,300 Cambrex Corporation                              193,500
    2,730 Chemfirst, Inc.                                   65,861
    4,170 Geon Company                                      77,145
    4,040 Lilly Industrial, Inc.                           121,452
    5,410 Macdermid, Inc.                                  127,135
    4,550 Mississippi Chemical
             Corporation                                    21,613
    4,170 Om Group, Inc.                                   183,480
    6,890 Omnova Solutions, Inc.                            43,063
    1,340 Penford Corporation                               28,810
    1,570 Quaker Chemical                                   27,279
    4,840 Scotts Company +                                 176,660
    2,730 WD-40 Company                                     56,647
                                                        ----------

                                                         1,207,957
                                                        ----------


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2000 (Unaudited)
                                   (Continued)
--------------------------------------------------------------------------------

SHARES                                                      VALUE
------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMMERCIAL SERVICES -- 0.7%
    2,600 F.Y.I., Inc. +                                $   87,587
    3,900 Kroll-O'Gara Company +                            26,081
    3,360 Lason Holdings, Inc. +                             8,400
    2,800 MemberWorks, Inc. +                               94,150
    3,930 Pre-Paid Legal Services, Inc. +                  117,409
    2,400 StarTek, Inc. +                                  120,900
                                                        ----------

                                                           454,527
                                                        ----------

     COMMUNICATION EQUIPMENT -- 0.9%
    2,780 Plantronics, Inc. +                              321,090
    2,170 Proxim, Inc. +                                   214,762
    1,800 ViaSat, Inc. +                                    97,650
                                                        ----------

                                                           633,502
                                                        ----------

     COMMUNICATION SERVICES -- 1.9%
    6,500 Adaptive Broadband
             Corporation +                                 238,875
    8,910 Aspect Communications
             Corporation +                                 350,274
    9,650 Brightpoint, Inc. +                               83,533
    1,090 Centigram Communications
             Corporation +                                  27,863
    8,700 Pinnacle Systems, Inc. +                         195,614
    8,620 True North Communications                        379,280
                                                        ----------

                                                         1,275,439
                                                        ----------

     COMPUTERS AND BUSINESS EQUIPMENT -- 2.0%
    7,290 American Management
             Systems, Inc. +                               239,317
    5,160 Auspex Systems, Inc. +                            25,477
    2,610 Digi International, Inc. +                        16,965
    4,010 Exabyte Corporation +                             18,045
    3,900 Gerber Scientific, Inc.                           44,850
    4,630 Insight Enterprises, Inc. +                      274,617
    9,570 Komag, Inc. +                                     16,748
    5,580 National Computer Systems, Inc.                  274,815
    2,730 Standard Microsystems
             Corporation +                                  41,974
    2,850 Telxon Corporation                                50,944
    2,620 Volt Information Sciences, Inc. +                 86,296
    5,180 Xircom, Inc. +                                   246,050
                                                        ----------

                                                         1,336,098
                                                        ----------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 6.4%
    3,920 Analysts International
             Corporation                                    36,505
    4,600 Aspen Technology, Inc. +                         177,100
    6,700 Avant! Corporation +                             125,520




                       See Notes to Financial Statements

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES - (Continued)
    4,270 Avid Technology, Inc. +           $      51,240
    5,500 AVT Corporation +                        40,563
    2,480 BARRA, Inc. +                           122,915
    3,420 Black Box Corporation +                 270,768
    5,850 Cerner Corporation +                    159,412
   10,350 Ciber, Inc. +                           137,138
    3,650 Computer Task Group, Inc.                18,478
    2,790 Concord Communications, Inc. +          111,251
    2,740 Cyrk, Inc. +                             13,700
    7,240 Epicor Software Corporation +            18,100
    4,100 ePresence, Inc. +                        29,725
    5,660 Factset Research Systems, Inc.          159,895
    6,000 Filenet Corporation +                   110,250
    3,500 Great Plains Software, Inc. +            68,688
    7,120 Henry Jack & Associates, Inc.           356,890
    4,680 HNC Software, Inc. +                    288,990
    4,300 Hutchinson Technology, Inc. +            61,275
    5,640 Hyperion Solutions
             Corporation +                        182,947
    4,320 Insituform Technologies, Inc. +         117,180
    4,640 Inter-Tel, Inc.                          74,530
    3,700 Mercury Computer Systems,
             Inc. +                               119,556
    3,050 MICROS Systems, Inc. +                   56,616
    8,810 National Instruments
             Corporation +                        384,336
    4,500 Phoenix Technologies Ltd. +              73,406
    6,280 Progress Software Corporation +         112,648
    3,800 Project Software & Development,
             Inc. +                                68,400
    2,900 RadiSys Corporation +                   164,575
    8,700 Read Rite Corporation +                  19,303
    5,100 SAGA SYSTEMS, Inc. +                     63,431
    5,700 Systems & Computer Technology
             Corporation +                        114,000
    5,420 Verity, Inc. +                          205,960
    4,400 Visual Networks, Inc. +                 125,400
    2,920 ZixIt Corporation +                     134,503
                                            -------------
                                                4,375,194
                                            -------------

     CONGLOMERATES - 0.1%
    4,130 Triarc Companies, Inc. +                 84,665
                                            -------------

     CONSTRUCTION AND MINING EQUIPMENT - 0.4%
    3,370 CDI Corporation +                        68,664
    4,060 Kaman Corporation                        43,391
    2,720 Material Sciences Corporation +          27,200
    3,650 Regal Beloit Corporation                 58,628
    4,080 Valmont Industries, Inc.                 81,090
                                            -------------
                                                  278,973
                                            -------------


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
------------------------------------------------------------

COMMON STOCKS -- (Continued)
     CONTRACT SALES AND RESEARCH
     ORGANIZATIONS -- 0.1%
    4,300 Pharmaceutical Product
             Development, Inc. +            $      90,300
                                            -------------

     DIVERSIFIED INDUSTRIAL -- 0.8%
    3,000 Esterline Technologies
             Corporation +                         44,625
    8,501 Friede Goldman Halter, Inc. +            75,978
    5,220 Griffon Corporation +                    29,036
    7,780 JLG Industries, Inc.                     92,387
    7,800 MascoTech, Inc.                          84,338
    5,320 Roper Industries, Inc.                  136,325
    2,230 SPS Technologies, Inc. +                 91,569
                                            -------------
                                                  554,258
                                            -------------

     DRUGS AND HEALTH CARE -- 10.3%
    8,250 Alliance Pharmaceutical
             Corporation +                         92,813
    6,090 Alpharma, Inc.                          379,102
    5,995 Barr Laboratories, Inc. +               268,651
        0 Baxter International, Inc.                    1
    9,520 Bio Technology General
             Corporation +                        125,545
    4,030 Biomatrix, Inc. +                        91,179
    5,940 Cephalon, Inc. +                        355,657
    1,730 Chemed Corporation                       48,764
    2,480 Cooper Companies, Inc.                   90,210
    4,590 Cor Therapeutics, Inc. +                391,584
   10,180 Coventry Health Care, Inc. +            135,680
    4,470 Cygnus, Inc. +                           63,698
    7,780 Dura Pharmaceuticals, Inc. +            111,837
    4,400 Enzo Biochem, Inc. +                    303,600
    6,190 Idexx Laboratories, Inc. +              141,596
    4,800 Immune Response Corporation +            52,200
    5,250 Invacare Corporation                    137,812
   11,425 Jones Medical Industries, Inc.          456,286
    5,140 Medicis Pharmaceutical
             Corporation +                        292,980
    4,280 Mentor Corporation                      116,362
    3,010 Natures Sunshine Products, Inc.          21,070
   11,700 NBTY, Inc. +                             74,588
    3,770 Noven Pharmaceuticals, Inc. +           113,336
    5,930 Organogenesis, Inc. +                    67,824
    8,440 Orthodontic Centers America,
              Inc. +                              190,955
    2,490 Osteotech, Inc. +                        26,145
    5,720 Owens & Minor, Inc.                      98,313
    4,410 PAREXEL International
              Corporation +                        42,171


                       See Notes to Financial Statements

     DRUGS AND HEALTH CARE -- (Continued)
    5,860 Patterson Dental Company +        $     298,860
    2,730 Pediatrix Medical Group, Inc.            31,736
    3,530 Primark Corporation +                   131,492
    7,780 Prime Hospitality Corporation +          73,424
    3,460 Protein Design Laboratories,
             Inc. +                               570,738
    6,160 Regeneron Pharmaceuticals,
             Inc. +                               183,645
    7,890 Renal Care Group, Inc. +                192,935
    5,130 Respironics, Inc. +                      92,340
    4,680 Sierra Health Services, Inc. +           14,918
    1,690 Spacelabs, Inc. +                        19,013
    3,900 Sunrise Medical, Inc. +                  19,013
    2,100 Syncor International
             Corporation +                        151,200
    3,670 Ultratech Stepper, Inc. +                54,591
    5,270 Universal Health Services, Inc. +       345,185
    4,530 Vertex Pharmaceuticals, Inc. +          477,349
    2,120 Vital Signs, Inc.                        38,425
                                            -------------
                                                6,984,823
                                            -------------

     ELECTRIC UTILITIES -- 0.7%
    1,240 Bangor Hydro Electric Company            29,062
    1,970 Central Vermont Public Service           21,670
    2,980 CH Energy Group, Inc.                   101,134
      970 Green Mountain Power
             Corporation                            8,003
    4,040 NorthWestern Corporation                 93,425
    5,600 UniSource Energy Corporation             84,000
    2,490 United Illuminating Company             108,937
                                            -------------
                                                  446,231
                                            -------------

     ELECTRICAL EQUIPMENT -- 3.8%
    6,350 Anixter International, Inc. +           168,275
    3,900 Aware, Inc. +                           199,387
    5,960 Baldor Electric Company                 111,005
    3,190 Barnes Group, Inc.                       52,037
    4,280 Belden, Inc.                            109,675
    2,860 Benchmark Electronics, Inc. +           104,569
    4,480 C&D Technologies, Inc.                  253,120
    7,710 C-Cube Microsystems, Inc. +             151,309
    4,930 Cable Design Technologies
             Corporation +                        165,155
    4,370 Coherent, Inc. +                        366,534
    7,100 Foster Wheeler Corporation               61,238
    3,910 Helix Technology Corporation            152,490
    2,320 Intermagnetics General
             Corporation +                         43,935
    4,930 Kent Electrical Corporation +           146,976


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
--------------------------------------------------------------------------------

SHARES                                              VALUE
-----------------------------------------------------------

COMMON STOCKS -- (Continued)
     ELECTRICAL EQUIPMENT -- (Continued)
    1,830 Park Electrochemical
             Corporation                    $      65,994
    2,610 Symmetricom, Inc. +                      65,902
    2,860 Technitrol, Inc.                        277,062
    2,740 Thomas Industries, Inc.                  48,464
    4,760 Watsco, Inc.                             59,500
                                            -------------
                                                2,602,627
                                            -------------

     ELECTRONICS -- 11.4%
    4,000 Actel Corporation +                     182,500
    3,700 Aeroflex, Inc. +                        183,844
    7,400 Alliance Semiconductor
             Corporation +                        181,762
    6,980 Alpha Industries, Inc. +                307,556
    3,300 American Xtal Technology,
             Inc. +                               142,725
    2,240 Analogic Corporation                     89,600
    6,510 Artesyn Technologies, Inc. +            181,059
    3,900 Audiovox Corporation +                   86,044
    4,800 BMC Industries, Inc.                     19,500
    5,920 C Cor Electronics, Inc. +               159,840
    5,220 Checkpoint Systems, Inc. +               39,150
    3,500 Cohu, Inc.                               94,391
    4,810 CTS Corporation                         216,450
   10,520 Dallas Semiconductor
             Corporation                          428,690
   12,170 Digital Microwave Corporation +         463,981
    3,910 Dionex Corporation +                    104,592
    4,700 Electro Scientific Industries,
             Inc. +                               206,947
    3,600 Electroglas, Inc. +                      77,400
    7,300 ESS Technology, Inc. +                  105,850
    6,580 General Semiconductor, Inc.              97,055
    1,960 Harmon Industries, Inc.                  25,970
    8,830 Input/Output, Inc. +                     74,503
   10,680 International Rectifier
             Corporation +                        598,080
    2,610 Itron, Inc. +                            21,533
   15,160 Kemet Corporation +                     379,947
    4,250 Kulicke & Soffa Industries,
             Inc. +                               252,344
    8,610 Lattice Semiconductor
             Corporation +                        595,166
    6,230 Methode Electrics, Inc.                 240,634
    3,760 Network Equipment
             Technologies +                        37,835
   13,390 P-COM, Inc. +                            76,156
    5,070 Photronic, Inc. +                       143,861
    4,790 Pioneer-Standard Electronics,
             Inc.                                  70,653
    3,210 Plexus Corporation +                    362,730
   15,910 S3, Inc. +                              234,672
    5,930 Silicon Valley Group, Inc. +            153,439
    5,940 SLI, Inc.                                72,023
    3,709 Three-Five Systems, Inc. +              218,831
    3,640 Titan International, Inc.                19,338
    4,020 Trimble Navigation Ltd. +               196,226
    6,020 Valence Technology, Inc. +              110,994
    7,370 Vicor Corporation +                     256,568
    5,460 Zebra Technologies
             Corporation +                        241,946
                                            -------------
                                                7,752,385
                                            -------------

     ENTERTAINMENT - 0.3%
    2,010 Anchor Gaming +                          96,354
    6,530 Midway Games, Inc. +                     52,648
    4,550 Pinnacle Entertainment, Inc. +           88,441
                                            -------------
                                                  237,443
                                            -------------

     FOOD AND BEVERAGE - 2.3%
    1,730 Agribrands International, Inc. +         72,552
    3,200 American Italian Pasta
             Company +                             66,200
    3,400 Beringer Wine Estates Holdings,
             Inc. +                               120,062
    3,130 Canandaigua Wine, Inc. +                157,869
   11,550 Chiquita Brands International,
             Inc.                                  45,478
    1,560 Coca-Cola Bottling Company               70,980
    6,100 Corn Products International, Inc.       161,650
    7,420 Earthgrains Company                     144,226
    5,100 Hain Celestial Group, Inc. +            187,106
    2,850 Ionics, Inc. +                           87,281
    1,570 J&J Snack Foods Corporation +            28,064
    2,000 Morrison Management Specialists,
             Inc.                                  56,375
    1,990 Nash Finch Company                       16,418
    5,230 Ralcorp Holdings, Inc. +                 64,068
    9,890 Smithfield Foods, Inc. +                277,538
    2,060 Taco Cabana, Inc. +                      13,648
                                            -------------
                                                1,569,515
                                            -------------

     FOOD DISTRIBUTION - 0.3%
    3,420 Michael Foods, Inc.                      83,790
    2,370 Performance Food Group
             Company +                             75,840
    3,140 United Natural Foods, Inc. +             43,175
                                            -------------
                                                  202,805
                                            -------------

                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
--------------------------------------------------------------------------------


SHARES                                              VALUE
----------------------------------------------------------

COMMON STOCKS -- (Continued)
     FOREST PRODUCTS -- 0.1%
    2,100 Deltic Timber Corporation         $      44,887
                                            -------------

     HEALTH MANAGEMENT SYSTEMS -- 0.2%
    5,660 National Data Corporation               130,180
                                            -------------

     HOMEBUILDERS -- 0.4%
    8,250 Champion Enterprises, Inc. +             40,219
    3,810 M.D.C. Holdings, Inc.                    70,961
    2,310 Ryland Group, Inc.                       51,109
    6,380 Toll Brothers, Inc. +                   130,790
                                            -------------
                                                  293,079
                                            -------------

     HOTELS AND RESTAURANTS -- 1.8%
    4,650 Applebee's International, Inc.          140,953
    7,300 Aztar Corporation +                     113,150
    4,690 CEC Entertainment, Inc. +               120,181
    5,330 Cheesecake Factory +                    146,575
    8,800 CKE Restaurants, Inc.                    26,400
    5,137 Consolidated Products, Inc.              46,233
    3,510 IHOP Corporation +                       58,793
    6,640 Jack in the Box, Inc. +                 163,510
    4,330 Landry's Seafood Restaurants,
             Inc.                                  36,805
    3,910 Luby's Cafeterias, Inc.                  31,280
    5,200 Marcus Corporation                       63,050
    2,120 Panera Bread Company +                   21,465
   10,780 Ruby Tuesday, Inc.                      135,424
    5,690 Ryans Family Steak Houses,
             Inc. +                                48,009
    3,160 Sonic Corporation +                      92,825
                                            -------------
                                                1,244,653
                                            -------------

     HOUSEHOLD APPLIANCES AND HOME
     FURNISHINGS -- 1.3%
    4,000 Applica, Inc. +                          45,250
    2,030 Bassett Furniture Industries, Inc.       25,629
    6,850 Ethan Allen Interiors, Inc.             164,400
    6,150 Fedders USA, Inc.                        35,747
    3,020 Harman International Industries,
             Inc.                                 184,220
    9,040 Interface, Inc.                          34,465
   10,700 La-Z-Boy, Inc.                          149,800
    2,660 Libbey, Inc.                             85,452
    1,240 National Presto Industries, Inc.         38,130
    2,490 Pillowtex Corporation                    10,582
    2,740 Royal Appliance Manufacturing
             Company +                             15,584
    2,000 Salton, Inc. +                           73,750
                                            -------------
                                                  863,009
                                            -------------

                       See Notes to Financial Statements


     INDUSTRIAL MACHINERY -- 2.2%
    4,040 A.O. Smith Corporation            $      84,588
    7,450 Cognex Corporation +                    385,537
    2,590 Flow International Corporation +         25,900
    2,710 Gardner Denver, Inc. +                   48,441
    3,520 Graco, Inc.                             114,400
    5,190 IDEX Corporation                        163,809
    4,350 Manitowoc, Inc.                         116,362
    6,200 Milacron, Inc.                           89,900
    2,900 Oshkosh Truck Corporation               103,675
    1,880 Robbins & Myers, Inc.                    42,888
    3,350 Specialty Equipment Companies,
             Inc. +                                90,869
    5,180 SpeedFam-IPEC, Inc. +                    94,211
    2,140 Standex International
             Corporation                           33,973
    4,570 Watts Industries, Inc.                   57,696
    3,760 X-Rite, Inc.                             34,310
                                            -------------
                                                1,486,559
                                            -------------

     INSURANCE -- 2.5%
    6,480 Arthur J. Gallagher & Company           272,160
    3,538 Delphi Financial Group, Inc.            120,071
    2,350 E.W. Blanch Holdings, Inc.               47,734
   11,730 Fidelity National Financial, Inc.       214,806
   11,030 First American Financial
             Corporation                          157,867
   12,220 Fremont General Corporation              48,116
    2,250 Hilb, Rogal and Hamilton
             Company                               78,047
    7,150 Mutual Risk Management Ltd.             123,784
    6,590 Radian Group, Inc.                      341,033
    1,700 RLI Corporation                          59,075
    1,600 SCPIE Holdings, Inc.                     32,800
    4,520 Selective Insurance Group, Inc.          85,880
    3,250 Trenwick Group, Inc.                     47,328
    3,000 Zenith National Insurance
             Corporation                           63,750
                                            -------------
                                                1,692,451
                                            -------------

     INVESTMENT COMPANIES -- 1.0%
    6,240 Eaton Vance Corporation                 288,600
    4,660 Pioneer Group, Inc. +                   197,467
    8,010 Raymond James Financial, Inc.           180,225
                                            -------------
                                                  666,292
                                            -------------

     LEISURE TIME -- 0.3%
    2,890 Action Performance Companies,
             Inc. +                                20,953
    1,990 Carmike Cinemas, Inc. +                   7,711
    1,350 GC Companies +                           30,206



                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               ----------------------------------------------------------------


SHARES                                              VALUE
-----------------------------------------------------------

COMMON STOCKS -- (Continued)
     LEISURE TIME -- (Continued)
    3,170 K2, Inc.                          $      26,351
    2,950 SCP Pool Corporation +                   69,325
    3,350 THQ, Inc. +                              40,828
                                            -------------
                                                  195,374
                                            -------------

     MACHINERY -- 0.2%
    3,560 Applied Industrial Technologies,
             Inc.                                  58,295
    3,370 Astec Industries, Inc. +                 85,514
                                            -------------
                                                  143,809
                                            -------------

     MACHINERY -- Tools -- 0.4%
    6,870 Applied Power, Inc.                     230,145
    2,240 Toro Company                             73,780
                                            -------------
                                                  303,925
                                            -------------

     MEDICAL INSTRUMENTS AND SUPPLIES -- 2.8%
    3,630 ADAC Laboratories +                      87,120
    5,960 Bindley Western Industries, Inc.        157,567
    2,700 CONMED Corporation +                     69,862
    2,620 Datascope Corporation                    94,320
    2,370 Diagnostic Products Corporation          75,840
    3,360 Hanger Orthopedic Group +                16,590
    2,720 Hologic, Inc. +                          18,360
    2,200 PolyMedica Corporation +                 95,150
    3,890 Priority Healthcare Corporation +       289,076
    5,300 ResMed, Inc. +                          141,775
    4,300 Sola International, Inc. +               20,963
    3,600 Techne Corporation +                    468,000
    5,190 Theragenics Corporation +                44,439
    5,430 Varian Medical Systems, Inc.            212,449
    3,100 Wesley Jessen VisionCare, Inc. +        116,444
                                            -------------
                                                1,907,955
                                            -------------

     MEDICAL SERVICES -- 0.9%
    3,780 Advance Paradigm, Inc. +                 77,490
   10,410 Advanced Tissue Sciences, Inc. +         83,605
    1,510 Curative Health Services, Inc. +          9,107
    6,860 Dendrite International, Inc. +          228,524
   11,520 Hooper Holmes, Inc.                      92,160
    4,410 Laser Vision Centers, Inc. +             27,287
   15,840 US Oncology, Inc. +                      79,200
                                            -------------
                                                  597,373
                                            -------------

     MINING -- 0.3%
    2,860 Brush Wellman, Inc.                      44,687
    6,720 Stillwater Mining Company +             187,320
                                            -------------
                                                  232,007
                                            -------------


                       See Notes to Financial Statements

     MOBILE HOMES -- 0.3%
    2,680 Coachmen Industries, Inc.         $      30,820
    3,260 Monaco Coach Corporation +               44,417
    8,200 Oakwood Homes Corporation                14,863
    1,470 Skyline Corporation                      31,605
    2,120 Thor Industries, Inc.                    44,520
    3,800 Winnebago Industries, Inc.               49,637
                                            -------------
                                                  215,862
                                            -------------

     NON-FERROUS METALS -- 0.3%
    6,690 Coeur D'Alene Mines
             Corporation +                         16,307
    2,500 Commercial Metals Company                68,750
    2,670 Imco Recycling, Inc.                     14,518
    3,640 RTI International Metals, Inc. +         41,405
    2,160 Wolverine Tube, Inc. +                   36,720
                                            -------------
                                                  177,700
                                            -------------

     OFFICE FURNISHINGS AND SUPPLIES -- 0.6%
    2,970 A.T. Cross Company +                     14,664
      990 Nashua Corporation                        8,168
    2,390 New England Business Service,
             Inc.                                  38,838
    5,900 United Stationers, Inc. +               191,012
    3,920 W.H. Brady Company                      127,400
                                            -------------
                                                  380,082
                                            -------------

     OIL AND GAS -- 5.0%
    5,550 Atmos Energy Corporation                 97,125
    5,710 Barrett Resources Corporation +         173,798
    4,900 Cabot Oil & Gas Corporation             103,819
    1,950 Cascade Natural Gas Corporation          32,541
    8,060 Cross Timbers Oil Company               178,327
    5,200 Energen Corporation                     113,425
    3,260 HS Resources, Inc. +                     97,800
    3,300 Laclede Gas Company                      63,525
    7,300 Louis Dreyfus Natural Gas
             Corporation +                        228,581
    3,120 New Jersey Resources
             Corporation                          118,755
    7,370 Newfield Exploration
             Company +                            288,351
    4,410 Northwest Natural Gas Company            98,674
    3,100 Nuevo Energy Company +                   58,513
    4,010 Oceaneering International, Inc. +        76,190
    6,850 Philadelphia Suburban
             Corporation                          140,425
    5,450 Piedmont Natural Gas, Inc.              144,766
    3,090 Plains Resources, Inc. +                 49,440
    7,020 Pogo Producing Company                  155,317



                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)

               -----------------------------------------------------------------

SHARES                                              VALUE
-----------------------------------------------------------

COMMON STOCKS -- (Continued)
     OIL AND GAS -- (Continued)
   11,360 Pride International, Inc. +       $     281,160
    3,760 Remington Oil & Gas
             Corporation +                         28,200
    4,090 Seitel, Inc.                             33,231
    8,586 Southern Union Company                  135,765
    5,440 Southwest Gas Corporation                95,200
    4,400 Southwestern Energy Company              27,500
    1,960 St. Mary Land & Exploration
             Company                               82,442
    3,240 Stone Energy Corporation +              193,590
    4,700 UGI Corporation                          96,350
   10,910 Vintage Petroleum, Inc.                 246,157
                                            -------------
                                                3,438,967
                                            -------------

     OIL EQUIPMENT AND SERVICES -- 0.9%
    2,400 Atwood Oceanics, Inc. +                 106,500
    2,700 Cal Dive International, Inc. +          146,306
    3,000 Dril-Quip, Inc. +                       140,250
    3,015 SEACOR SMIT, Inc. +                     116,643
    4,500 Veritas DGC Inc. +                      117,000
                                            -------------
                                                  626,699
                                            -------------

     PAPER -- 0.4%
    6,130 Buckeye Technologies, Inc. +            134,477
    4,510 Caraustar Industries, Inc.               68,214
    2,740 Lydall, Inc. +                           29,112
    2,510 Pope & Talbot, Inc.                      40,160
                                            -------------
                                                  271,963
                                            -------------

     PHOTOGRAPHY -- 0.1%
    1,510 CPI Corporation                          31,899
    2,600 Innovex, Inc.                            25,350
                                            -------------
                                                   57,249
                                            -------------

     PLASTICS -- 0.2%
    6,600 Tredegar Industries, Inc.               125,400
                                            -------------

     POLLUTION CONTROL -- 0.0%
    2,360 Tetra Technologies, Inc. +               33,483
                                            -------------

     PUBLISHING -- 0.1%
    2,440 Consolidated Graphics, Inc. +            22,875
    2,490 Nelson Thomas, Inc.                      21,321
                                            -------------
                                                   44,196
                                            -------------


     RECREATION -- 0.4%
    4,340 Arctic Cat, Inc.                  $      51,537
    1,820 Huffy Corporation                         7,849
    4,210 Polaris Industries, Inc.                134,720
    3,540 Russ Berrie & Company, Inc.              68,145
                                            -------------
                                                  262,251
                                            -------------

     RETAIL -- 3.8%
    5,866 99 Cents Only Stores +                  233,907
    5,050 Ames Department Stores, Inc. +           39,138
    5,460 AnnTaylor Stores Corporation +          180,862
    6,370 Bombay, Inc. +                           18,712
    3,130 Books A Million, Inc. +                  14,476
    3,140 Brown Shoe Company, Inc.                 40,820
    4,530 Cash America International, Inc.         33,409
    4,570 Cato Corporation                         53,126
    3,530 Cost Plus, Inc. +                       101,267
      990 Damark International, Inc. +             21,285
    2,500 Department 56, Inc. +                    27,500
    2,370 Enesco Group, Inc.                       11,258
    3,470 Footstar, Inc. +                        115,377
    5,590 Fossil, Inc. +                          108,656
    5,740 Goody's Family Clothing, Inc. +          31,570
    2,230 Gottschalks, Inc. +                      14,077
    3,280 Hancock Fabrics, Inc.                    13,940
    2,480 J. Baker, Inc.                           14,415
    3,890 Jan Bell Marketing, Inc. +                9,239
    3,140 Jo-Ann Stores, Inc. +                    21,980
    1,580 Lillian Vernon Corporation               16,590
    6,890 Linens 'N Things, Inc. +                186,891
    5,360 Michaels Stores, Inc. +                 245,555
    5,540 Pacific Sunwear of California +         103,875
   16,590 Pier 1 Imports, Inc.                    161,752
    7,060 Regis Corporation                        88,250
    5,200 Shopko Stores, Inc. +                    79,950
    7,500 Stein Mart, Inc. +                       76,875
    1,350 Swiss Army Brands, Inc. +                 6,919
    3,310 The Dress Barn +                         73,234
    7,290 The Men's Wearhouse, Inc. +             162,658
    2,370 The Wet Seal, Inc. +                     31,106
    6,170 Zale Corporation +                      225,205
                                            -------------
                                                2,563,874
                                            -------------

     RETAIL GROCERY -- 0.5%
    8,820 Casey's General Stores, Inc.             91,507
    6,860 Fleming Companies, Inc.                  89,609
    4,560 Whole Foods Market, Inc. +              188,385
                                            -------------
                                                  369,501
                                            -------------


                       See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------

SHARES                                              VALUE
-----------------------------------------------------------

COMMON STOCKS -- (Continued)
     SAVINGS AND LOAN - 0.8%
    6,950 Centura Banks, Inc.               $     235,866
    9,840 Commercial Federal Corporation          153,135
    4,930 Downey Financial Corporation            142,970
                                            -------------
                                                  531,971
                                            -------------

     STEEL -- 1.1%
    1,570 Amcast Industrial Corporation            13,738
    5,390 Birmingham Steel Corporation             20,886
    2,480 Castle A M Company                       20,615
    1,450 Insteel Industries, Inc.                  8,972
    4,420 Intermet Corporation                     30,387
    6,040 Mueller Industries, Inc. +              169,120
    2,490 Quanex Corporation                       37,039
    4,820 Reliance Steel & Aluminum
             Company                               92,182
    2,700 Shaw Group, Inc. +                      127,237
    8,400 Steel Dynamics, Inc. +                   76,125
    1,860 Steel Technologies, Inc.                 13,253
    3,650 Texas Industries, Inc.                  105,394
    2,530 WHX Corporation +                        13,915
                                            -------------
                                                  728,863
                                            -------------

     TELECOMMUNICATIONS -- 0.7%
    4,910 Allen Group, Inc. +                      86,846
    6,795 Dycom Industries, Inc. +                312,570
   11,470 TALK.com, Inc. +                         66,669
                                            -------------

                                                  466,085
                                            -------------

     TIRE AND RUBBER -- 0.0%
    3,450 Myers Industries, Inc.                   37,088
                                            -------------

     TOBACCO -- 0.1%
    7,790 Dimon, Inc.                              16,554
    2,740 Schweitzer-Mauduit
             International, Inc.                   34,250
                                            -------------

                                                   50,804
                                            -------------

     TOYS -- 0.1%
    3,300 JAKKS Pacific, Inc. +                    48,675
                                            -------------

     TRUCKING AND FREIGHT FORWARDING -- 2.3%
    5,590 American Freightways
             Corporation +                         81,055
    3,400 Arkansas Best Corporation +              33,788
    5,000 EGL, Inc. +                             153,750
    8,920 Expeditores International, Inc.         423,700
    6,370 Fritz Companies, Inc. +                  65,691
    2,860 Frozen Food Express Industries,
             Inc.                           $       8,580
    4,410 Heartland Express, Inc. +                73,592
    4,290 Kirby Corporation +                      91,162
    1,610 Landstar Systems, Inc. +                 95,896
    2,020 M.S. Carriers, Inc. +                    35,603
    3,660 Offshore Logistics, Inc. +               52,612
    3,400 Roadway Express, Inc.                    79,687
   10,210 Rollins Truck Leasing
             Corporation                           70,832
    4,670 US Freightways Corporation              114,707
    8,210 Werner Enterprises, Inc.                 94,928
    4,400 Yellow Corporation +                     64,900
                                            -------------
                                                1,540,483
                                            -------------

     UTILITIES -- Water -- 0.4%
    1,570 American States Water Company            46,708
    6,860 United Water Resources, Inc.            239,242
                                            -------------
                                                  285,950
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $62,782,171)                         65,952,432
                                            -------------



PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT - 2.1%
   (Cost  $1,421,000)
$1,421,000   Agreement with State Street Bank
             and Trust Company, 6.350% dated
             06/30/2000, to be repurchased at
             $1,421,751 on 07/03/2000,
             collateralized by $1,430,000
             U.S. Treasury Note, 6.625%,
             maturing 4/30/2002
             (value $1,449,662)                    1,421,000
                                                  ----------

TOTAL INVESTMENTS
   (Cost  $64,203,171*)             99.0%         67,373,432
OTHER ASSETS AND
LIABILITIES (NET)                    1.0             684,798
                                 -------       -------------
NET ASSETS                         100.0%      $  68,058,230
                                 =======       =============



----------------------
   *  Aggregate cost for Federal tax purposes.
  **  Securities pledged as collateral for futures contracts.
   +  Non-income producing security.
  ++  Rate represents annualized yield at date of purchase.
   #  Amount represents less than 0.1% of net assets.




                       See Notes to Financial Statements

               Munder Institutional Short Term Treasury Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)

               -----------------------------------------------------------------


     PRINCIPAL
      AMOUNT                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 94.9%
     U.S. TREASURY NOTES -- 94.9%
$      8,700,000     6.125% due 07/31/2000                                                             $   8,702,723
       6,900,000     6.000% due 08/15/2000                                                                 6,900,000
       6,900,000     5.375% due 02/15/2001                                                                 6,854,722
       2,000,000     6.375% due 03/31/2001                                                                 1,997,500
       7,700,000     6.500% due 05/31/2001                                                                 7,702,410
       7,700,000     6.625% due 06/30/2001                                                                 7,712,035
       2,700,000     6.625% due 07/31/2001                                                                 2,704,220
       7,800,000     6.500% due 08/31/2001                                                                 7,800,000
       5,800,000     6.250% due 10/31/2001                                                                 5,780,066
      10,200,000     7.500% due 11/15/2001                                                                10,330,693
       7,000,000     6.125% due 12/31/2001                                                                 6,960,625
       7,000,000     6.250% due 02/28/2002                                                                 6,977,529
       7,000,000     6.625% due 03/31/2002                                                                 7,013,125
       4,000,000     6.500% due 05/31/2002                                                                 4,002,500
       6,700,000     6.250% due 06/30/2002                                                                 6,676,972
       6,700,000     6.250% due 08/31/2002                                                                 6,674,875
       4,000,000     5.625% due 12/31/2002                                                                 3,928,752
       3,000,000     6.250% due 02/15/2003                                                                 2,991,564
       3,800,000     5.500% due 02/28/2003                                                                 3,718,064
                                                                                                       -------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $115,259,785)                                                                                   115,428,375
                                                                                                       -------------

REPURCHASE AGREEMENT -- 3.8%
   (Cost $4,582,572)
       4,582,572     Agreement with Lehman Brothers Holdings, Inc.,
                     6.550% dated 06/30/2000, to be repurchased at
                     $4,585,074 on 07/03/2000, collateralized by
                     $4,715,000 U.S. Treasury Note, 5.870%
                     maturing 11/15/2004 (value $4,674,469)                                                4,582,572
                                                                                                       -------------

TOTAL INVESTMENTS (Cost $119,842,357*)                                                   98.7%           120,010,947
OTHER ASSETS AND LIABILITIES (NET)                                                        1.3              1,534,743
                                                                                      -------          -------------

NET ASSETS                                                                              100.0%         $ 121,545,690
                                                                                      =======          =============



-------------------------
   * Aggregate cost for Federal tax purposes.



                       See Notes to Financial Statements

               Munder Institutional Money Market Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)

               -----------------------------------------------------------------


                                                                                RATING
     PRINCIPAL                                                                  ------
      AMOUNT                                                          S&P               MOODY'S           VALUE
------------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 14.1%
$      5,000,000     Bayerische Hypo-Und Vereinsbank AG
                        6.710% due 02/13/2001+                         A1/A+            P1/Aa3          $  4,998,820
       5,000,000     Canadian Imperial Commerce Bank
                        7.030% due 06/21/2001                          A1+/AA-          P1/Aa3             5,000,000
       5,000,000     Deutsche Bank AG
                        6.710% due 03/19/2001+                         A1+/AA           P1/Aa3             4,998,093
       5,000,000     Union Bank of California
                        6.780% due 09/05/2000+                         A2/A-            P1/A1              5,000,000
                                                                                                        ------------

TOTAL CERTIFICATE OF DEPOSIT
   (Cost $19,996,913)                                                                                     19,996,913
                                                                                                        ------------

COMMERCIAL PAPER -- 56.3%
       5,000,000     AT&T Corporation
                        6.640% due 06/14/2001                          A1+/AA           P1/A1              5,000,000
       5,000,000     Block Financial Corporation
                        6.630% due 07/31/2000+                         A1/NR            P1/A3              4,972,375
       5,000,000     Blue Ridge Asset Funding
                        6.370% due 07/19/2000+                         A1/NR            P1/NR              4,984,075
       5,000,000     Dow Chemical Co.
                        6.900% due 07/05/2000                          A1/A             P1/A1              4,996,167
       5,000,000     Enterprise Funding Corporation
                        6.650% due 08/17/2000                          A1+/NR           P1/NR              4,956,590
       5,000,000     Fleet Funding Corporation
                        6.580% due 07/17/2000+                         A1+/NR           P1/NR              4,985,378
       5,000,000     General Electric Capital Corporation
                        6.540% due 08/29/2000+                         A-1+             PRIM1              4,946,408
       5,000,000     Golden Funding Corporation
                        6.140% due 07/28/2000**, +++                   A1+/NR           P1/NR              4,976,975
       5,000,000     Heller Financial, Inc.
                        6.670% due 08/14/2000+++                       A2/A-            P2/A3              4,959,239
       5,000,000     Koch Industries, Inc.
                        6.890% due 07/03/2000**                        A1+/AA+          P1/NR              4,998,086
       5,000,000     Lexington Parker Capital Corporation
                        6.530% due 07/07/2000+, +++                    A1/NR            NR/NR              4,994,559
       5,000,000     Liberty Street Funding Corporation
                        6.660% due 09/18/2000+                         A1/NR            P1/NR              4,926,925
       5,000,000     Moat Funding LLC
                        6.650% due 08/11/2000+, +++                    A1+/NR           P1/NR              4,962,132
       5,000,000     Receivables Funding Corporation
                        6.610% due 07/13/2000+                         A1/NR            P1/NR              4,988,983
       5,000,000     Superior Funding Capital
                        6.600% due 08/01/2000**                        A1+/NR           P1/NR              4,971,583
       5,000,000     Tribune Company
                        6.600% due 07/20/2000**                        A1/A             P1/A2              4,982,583
                                                                                                        ------------

TOTAL COMMERCIAL PAPER
   (Cost $79,602,058)                                                                                     79,602,058
                                                                                                        ------------


                       See Notes to Financial Statements

               Munder Institutional Money Market Fund
                      Portfolio of Investments, June 30, 2000 (Unaudited)
                                    (Continued)
               -----------------------------------------------------------------


                                                                               RATING
     PRINCIPAL                                                                 ------
      AMOUNT                                                          S&P               MOODY'S           VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE NOTES -- 17.7%
$      5,000,000     Associates Corporation of North America
                        6.550% due 06/16/2001                          A1+/A+           P1/Aa3          $   4,997,756
       5,000,000     Beta Finance, Inc.
                        6.644% due 03/02/2001                          A1+/AAA          P1/NR               5,000,000
       5,000,000     GTE Corporation
                        6.590% due 07/27/2000++,+++                    A1/A             P2/Baa1             4,976,203
       5,000,000     Household Finance Corporation
                        7.010% due 09/14/2000++                        A1/A             P1/A2               4,999,385
       5,000,000     Keycorp
                        6.510% due 10/23/2000++                        A2/A-            P1/A2               5,000,000
                                                                                                        -------------

TOTAL CORPORATE NOTES
   (Cost $24,973,344)                                                                                      24,973,344
                                                                                                        -------------

REPURCHASE AGREEMENTS -- 8.5%
       2,040,134     Agreement with Lehman Brothers, 6.550%
                     dated 06/30/2000, to be repurchased at
                     $2,041,248 on 07/03/2000, collateralized by
                     $1,480,000 U.S. Treasury Bond, 14.000%,
                     maturing 11/15/2011 (value $2,082,642)                                                 2,040,134
      10,000,000     Agreement with Solomon Brothers, 6.900%
                     dated 06/30/2000, to be repurchased at
                     $10,005,750 on 07/03/2000, collateralized by
                     $3,439,000 Sydney Cap. Inc., 6.495%
                     maturing 07/20/2000 (value $3,359,404)
                     and by $6,807,000 Atlantic Asset Sec., 6.495%
                     maturing 07/27/2000 (value $6,641,024)                                                10,000,000
                                                                                                        -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $12,040,134)                                                                                      12,040,134
                                                                                                        -------------

TOTAL INVESTMENTS (Cost $136,612,449*)                                                   96.6%            136,612,449
OTHER ASSETS AND LIABILITIES (NET)                                                        3.4               4,818,184
                                                                                      -------           -------------

NET ASSETS                                                                              100.0%          $ 141,430,633
                                                                                      =======           =============


-------------------------
   * Aggregate cost for Federal tax purposes.
   + Rate represents annualized yield at date of purchase.
  ++ Variable Rate security. The interest rate shown reflects the rate currently in effect.
 +++ These securities have either a F1 rating by Fitch or a D1 rating by Duff &
     Phelps, or both, and thus are defined as being eligible securities under Rule 2a-7.


                       See Notes to Financial Statements

          Munder Institutional Funds
                 Statements of Assets and Liabilities, June 30, 2000 (Unaudited)

          ----------------------------------------------------------------------


                                                  -------------------------------------------------------------------------------
                                                  MUNDER          MUNDER           MUNDER          MUNDER           MUNDER
                                                  INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL
                                                  S&P 500         S&P MIDCAP       S&P SMALLCAP    SHORT TERM       MONEY
                                                  INDEX EQUITY    INDEX EQUITY     INDEX EQUITY    TREASURY         MARKET
                                                  FUND            FUND             FUND            FUND             FUND
                                                  -------------------------------------------------------------------------------
ASSETS:
Investments, at value See accompanying schedule:
    Securities                                    $121,875,897    $ 15,619,352     $ 65,952,432    $115,428,375     $124,572,315
    Repurchase Agreement                             2,848,000         238,000        1,421,000       4,582,572       12,040,134
                                                  ------------    ------------     ------------    ------------     ------------
Total Investments                                  124,723,897      15,857,352       67,373,432     120,010,947      136,612,449
Cash                                                     1,067             272              593              --               --
Receivable for Fund shares sold                      2,408,762              --        1,759,550              --        5,223,659
Dividends receivable                                    94,525           7,365           28,093              --               --
Unamortized organization costs                          16,105           2,807               --              --               --
Receivable for investment securities sold               12,274           3,909        2,174,070              --               --
Receivable from investment advisor                      12,193           4,232            6,191          18,819               --
Variation margin                                         3,582              --               --              --               --
Prepaid expenses and other assets                        4,970           1,396           95,506           3,374            4,087
Interest receivable                                        502              42              251       1,565,644          402,507
                                                  ------------    ------------     ------------    ------------     ------------
    Total Assets                                   127,277,877      15,877,375       71,437,686     121,598,784      142,242,702
                                                  ------------    ------------     ------------    ------------     ------------

LIABILITIES:
Payable for investment securities purchased          3,327,457          25,844        3,266,661              --               --
Dividends payable                                       52,932           9,843           21,853          15,551          722,396
Custodian fees payable                                  13,500           7,890           37,177             996           21,161
Transfer agent fee payable                               8,160           1,077            2,168           1,272           37,542
Shareholder servicing fees payable                       5,042              --           17,777              --               --
Administration fee payable                               2,064             267              771              --            2,314
Accrued Director's fees and expenses                       418              19               --             163              931
Payable upon return of securities loaned                    --       3,166,368               --              --               --
Variation margin                                            --           3,650               --              --               --
Payable for Fund shares redeemed                            --              --           31,090              --               --
Investment advisory fee payable                             --              --               --          19,232            3,266
Accrued expenses and other payables                     19,354             799            1,959          15,880           24,459
                                                  ------------    ------------     ------------    ------------     ------------
    Total Liabilities                                3,428,927       3,215,757        3,379,456          53,094          812,069
                                                  ------------    ------------     ------------    ------------     ------------

NET ASSETS                                        $123,848,950    $ 12,661,618     $ 68,058,230    $121,545,690     $141,430,633
                                                  ============    ============     ============    ============     ============
Investments at cost                               $117,870,070    $ 16,172,110     $ 64,203,171    $119,842,357     $136,612,449
                                                  ============    ============     ============    ============     ============




                       See Notes to Financial Statements

          Munder Institutional Funds
                 Statements of Assets and Liabilities, June 30, 2000 (Unaudited)
                               (Continued)
          ----------------------------------------------------------------------


                                                  ------------------------------------------------------------------------------
                                                  MUNDER          MUNDER           MUNDER          MUNDER          MUNDER
                                                  INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                                  S&P 500         S&P MIDCAP       S&P SMALLCAP    SHORT TERM      MONEY
                                                  INDEX EQUITY    INDEX EQUITY     INDEX EQUITY    TREASURY        MARKET
                                                  FUND            FUND             FUND            FUND            FUND
                                                  ------------------------------------------------------------------------------
NET ASSETS consist of:
Undistributed net investment income               $      19,405   $       1,921    $       8,782   $     102,375   $         --
Accumulated net realized gain/(loss) on
    investments sold and futures contracts           15,944,730       1,890,079        4,386,691         (26,812)            --
Net unrealized appreciation/(depreciation) of
    investments and futures contracts                 6,855,391        (318,331)       3,170,261         168,590             --
Par value                                                 9,103           1,180            5,900          12,126        141,431
Paid-in capital in excess of par value              101,020,321      11,086,769       60,486,596     121,289,411    141,289,202
                                                  -------------   -------------    -------------   -------------   ------------
    Total Net Assets                              $ 123,848,950   $  12,661,618    $  68,058,230   $ 121,545,690   $141,430,633
                                                  =============   =============    =============   =============   ============


NET ASSETS:
Class K Shares                                    $  18,015,127   $   3,272,327    $  61,020,080   $          --   $         --
                                                  =============   =============    =============   =============   ============
Class Y Shares                                    $ 105,833,823   $   9,389,291    $   7,038,150   $ 121,545,690   $141,430,633
                                                  =============   =============    =============   =============   ============

SHARES OUTSTANDING:
Class K Shares                                        1,729,416         336,497        5,288,893              --             --
                                                  =============   =============    =============   =============   ============
Class Y Shares                                        7,373,430         843,382          610,988      12,125,757    141,430,633
                                                  =============   =============    =============   =============   ============

CLASS K SHARES:
Net asset value, offering price and redemption
    price per share                               $       10.42   $        9.72    $       11.54   $         N/A   $        N/A
                                                  =============   =============    =============   =============   ============

CLASS Y SHARES:
Net asset value, offering price and redemption
    price per share                               $       14.35   $       11.13    $       11.52   $       10.02   $       1.00
                                                  =============   =============    =============   =============   ============



                       See Notes to Financial Statements

         Munder Institutional Funds
                Statements of Operations, Period Ended June 30, 2000 (Unaudited)

         -----------------------------------------------------------------------

                                                  -------------------------------------------------------------------------------
                                                  MUNDER          MUNDER           MUNDER          MUNDER           MUNDER
                                                  INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL
                                                  S&P 500         S&P MIDCAP       S&P SMALLCAP    SHORT TERM       MONEY
                                                  INDEX EQUITY    INDEX EQUITY     INDEX EQUITY    TREASURY         MARKET
                                                  FUND            FUND             FUND            FUND(A)          FUND
                                                  -------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                          $     80,575    $     37,015     $     26,576    $  3,009,088     $  3,890,659
Dividends (b)                                          761,783          66,510          169,024              --               --
Other                                                       --           1,552               --              --               --
                                                  ------------    ------------     ------------    ------------     ------------
    Total investment income                            842,358         105,077          195,600       3,009,088        3,890,659
                                                  ------------    ------------     ------------    ------------     ------------

EXPENSES:
Custodian fees                                          50,083          31,563           33,875           5,779           23,802
Investment advisory fee                                 46,986           7,958           37,320          94,354          126,359
Transfer agent fee                                      19,755           1,995            6,272           4,533           23,102
Legal and audit fees                                    12,818           4,955            4,230           3,294           15,225
Registration and filing fees                            12,188             848            4,318           8,600            2,897
Shareholder servicing fees:
    Class K Shares                                      11,863           3,775           50,134              --               --
Administration fee                                      10,821           1,034            4,024           4,279            9,760
Amortization of organizational costs                     3,759             585               --             968               --
Directors' fees and expenses                             2,059             149              719             580            1,725
Other                                                   19,532           1,461            6,941           7,374            5,452
                                                  ------------    ------------     ------------    ------------     ------------
    Total Expenses                                     189,864          54,323          147,833         129,761          208,322
Fees waived and expenses reimbursed by
       investment advisor                             (117,461)        (38,845)         (52,877)        (18,819)         (81,963)
                                                  ------------    ------------     ------------    ------------     ------------
    Net Expenses                                        72,403          15,478           94,956         110,942          126,359
                                                  ------------    ------------     ------------    ------------     ------------
NET INVESTMENT INCOME                                  769,955          89,599          100,644       2,898,146        3,764,300
                                                  ------------    ------------     ------------    ------------     ------------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions                           15,979,571       1,576,767       4,420,941         (26,812)             --
    Futures contracts                                   34,160         173,418              --              --              --
Net change in unrealized appreciation/
    (depreciation) of:
    Securities                                     (19,854,541)       (667,853)       (630,189)        168,590              --
    Futures contracts                                  (53,516)        (69,338)             --              --              --
                                                  ------------    ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss)
    on investments                                  (3,894,326)      1,012,994       3,790,752         141,778              --
                                                  ------------    ------------    ------------    ------------    ------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                         $ (3,124,371) $    1,102,593    $  3,891,396    $  3,039,924    $  3,764,300
                                                  ============    ============    ============    ============    ============


-------------------------
(a) Munder Institutional Short Term Treasury Fund commenced operations on February 2, 2000.
(b) Net of foreign withholding tax of $15 for Munder Institutional S&P 500 Index Equity Fund.



                       See Notes to Financial Statements

  Munder Institutional Funds
     Statements of Changes in Net Assets, Period Ended June 30, 2000 (Unaudited)

  ------------------------------------------------------------------------------


                                                     -----------------------------------------------------------------------------
                                                     MUNDER          MUNDER          MUNDER          MUNDER          MUNDER
                                                     INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                                     S&P 500         S&P MIDCAP      S&P SMALLCAP    SHORT TERM      MONEY
                                                     INDEX EQUITY    INDEX EQUITY    INDEX EQUITY    TREASURY        MARKET
                                                     FUND            FUND            FUND            FUND(A)         FUND
                                                     -----------------------------------------------------------------------------
Net investment income                                $     769,955   $      89,599   $     100,644   $   2,898,146   $   3,764,300
Net realized gain/(loss) on investments sold            16,013,731       1,750,185       4,420,942         (26,812)             --
Net change in unrealized appreciation/(depreciation)
    of investments                                     (19,908,057)       (737,191)       (630,190)        168,590              --
                                                     -------------   -------------   -------------   -------------   -------------
Net increase/(decrease) in net assets resulting from
    operations                                          (3,124,371)      1,102,593       3,891,396       3,039,924       3,764,300

Distributions to shareholders from
    net investment income:
       Class K Shares                                      (78,526)        (20,123)        (79,386)             --              --
       Class Y Shares                                     (672,024)        (67,555)        (12,476)     (2,795,771)     (3,764,300)
Net increase/(decrease) in net assets
    from Fund share transactions:
       Class K Shares                                   13,619,189       1,802,824      27,897,243              --              --
       Class Y Shares                                   (8,868,299)       (651,945)    (17,293,222)    121,301,537      38,895,140
                                                     -------------   -------------   -------------   -------------   -------------
Net increase in net assets                                 875,969       2,165,794      14,403,555     121,545,690      38,895,140

NET ASSETS:
Beginning of period                                    122,972,981      10,495,824      53,654,675              --     102,535,493
                                                     -------------   -------------   -------------   -------------   -------------

End of period                                        $ 123,848,950   $  12,661,618   $  68,058,230   $ 121,545,690   $ 141,430,633
                                                     =============   =============   =============   =============   =============

Undistributed net investment income                  $      19,405   $       1,921   $       8,782   $     102,375   $          --
                                                     =============   =============   =============   =============   =============

-------------------------
     (a) Munder Institutional Short Term Treasury Fund commenced operations on February 2, 2000.



                       See Notes to Financial Statements

        Munder Institutional Funds
               Statements of Changes in Net Assets, Year Ended December 31, 1999

        ------------------------------------------------------------------------


                                                             -----------------------------------------------------------------
                                                             MUNDER           MUNDER           MUNDER           MUNDER
                                                             INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL
                                                             S&P 500          S&P MIDCAP       S&P SMALLCAP     MONEY
                                                             INDEX EQUITY     INDEX EQUITY     INDEX EQUITY     MARKET
                                                             FUND             FUND             FUND(A)          FUND(B)
                                                             -----------------------------------------------------------------
Net investment income                                        $     974,652    $     139,070    $      47,750    $   5,092,916
Net realized gain on investments sold                            2,336,428        1,123,541          (34,252)              --
Net change in unrealized appreciation of investments            12,570,687           92,553        3,800,451               --
                                                             -------------    -------------    -------------    -------------

Net increase in net assets resulting from operations            15,881,767        1,355,164        3,813,949        5,092,916

Distributions to shareholders from net investment income:
       Class K Shares                                               (4,021)          (1,098)         (25,870)              --
       Class Y Shares                                             (980,304)        (137,971)         (21,880)      (5,092,916)
Distributions to shareholders in excess of net
   investment income:
       Class K Shares                                              (15,549)          (7,176)            (841)              --
       Class Y Shares                                              (59,564)         (35,795)          (6,347)              --
Distributions to shareholders from net realized gains:
       Class K Shares                                              (80,870)        (172,408)              --               --
       Class Y Shares                                           (2,562,302)      (1,500,344)              --               --
Distributions to shareholders from capital:
       Class K Shares                                                 (772)              --         (226,027)              --
       Class Y Shares                                             (156,379)              --         (268,861)              --
Net increase/(decrease) in net assets from Fund
   share transactions:
       Class K Shares                                            4,162,676        1,353,567       28,868,682               --
       Class Y Shares                                           37,756,470       (1,211,178)      21,491,870      102,535,493
                                                             -------------    -------------    -------------    -------------
Net increase in net assets                                      53,941,152         (357,239)      53,654,675      102,535,493

NET ASSETS:
Beginning of year                                               69,031,829       10,853,063               --               --
                                                             -------------    -------------    -------------    -------------

End of year                                                  $ 122,972,981    $  10,495,824    $  53,654,675    $ 102,535,493
                                                             =============    =============    =============    =============

-------------------------
     (a) The Munder Institutional S&P SmallCap Index Equity Fund ceased operations on May 18, 1998. The Fund resumed operations on October 27, 1999.
     (b) The Munder Institutional Money Market Fund commenced operations on January 4, 1999.


                       See Notes to Financial Statements

        Munder Institutional S&P 500 Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

        ------------------------------------------------------------------------


                                                                                      Y SHARES
                                                       ---------------------------------------------------------------
                                                       PERIOD
                                                       ENDED              YEAR            YEAR           PERIOD
                                                       6/30/00            ENDED           ENDED          ENDED
                                                       (UNAUDITED)(E)     12/31/99(E)     12/31/98       12/31/97
                                                       ---------------------------------------------------------------
Net asset value, beginning of period                   $     14.51        $     12.49     $    10.00     $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.08               0.17           0.17           0.04
Net realized and unrealized gain on investments               0.27               2.36           2.63           0.00(d)
                                                       -----------        -----------     ----------     ----------
Total from investment operations                              0.35               2.53           2.80           0.04
                                                       -----------        -----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from net investment income                     (0.19)             (0.17)         (0.17)         (0.04)
Distributions from net realized gains                        (0.32)             (0.32)         (0.14)            --
Distributions from capital                                      --              (0.02)            --             --
                                                       -----------        -----------     ----------     ----------
Total distributions                                          (0.51)             (0.51)         (0.31)         (0.04)
                                                       -----------        -----------     ----------     ----------
Net asset value, end of period                         $     14.35        $     14.51     $    12.49     $    10.00
                                                       ===========        ===========     ==========     ==========
TOTAL RETURN (B)                                              6.78%             20.56%         28.22%          0.39%
                                                       ===========        ===========     ==========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $   105,834        $   118,761     $   69,032     $   63,999
Ratio of operating expenses to average net assets             0.09%(c)           0.09%          0.09%          0.09%(c)
Ratio of net investment income to average net assets          1.17%(c)           1.26%          1.44%          1.76%(c)
Portfolio turnover                                              41%                10%             6%             0%
Ratio of operating expenses to average net assets
   without expenses reimbursed                                0.27%(c)           0.32%          0.32%          0.61%(c)


----------------------
(a) Munder Institutional S&P 500 Index Equity Fund Class Y commenced operations on October 14, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d) The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.
(e)  Per share numbers have been calculated using the average shares method.


                       See Notes to Financial Statements

     Munder Institutional S&P MidCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

     ---------------------------------------------------------------------------


                                                                                           Y SHARES
                                                                    -------------------------------------------------
                                                                    PERIOD
                                                                    ENDED             YEAR             YEAR
                                                                    6/30/00           ENDED            ENDED
                                                                    (UNAUDITED)(D)    12/31/99(D)      12/31/98
                                                                    -------------------------------------------------
Net asset value, beginning of period                                $   10.29         $   11.09        $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                    0.08              0.16              0.11
Net realized and unrealized gain on investments                          3.17              1.48              1.34
                                                                    ---------         ---------        ----------
Total from investment operations                                         3.25              1.64              1.45
                                                                    ---------         ---------        ----------
LESS DISTRIBUTIONS:
Distributions from net investment income                                (0.20)            (0.17)            (0.11)
Distributions in excess of net investment income                           --             (0.05)               --
Distributions from net realized gains                                   (2.21)            (2.21)            (0.26)
                                                                    ---------         ---------        ----------
Total distributions                                                     (2.41)            (2.43)            (0.37)
                                                                    ---------         ---------        ----------
Net asset value, end of period                                      $   11.13         $   10.29        $    11.08
                                                                    =========         =========        ==========
TOTAL RETURN (B)                                                         8.87%            14.69%            15.04%
                                                                    =========         =========        ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                $   9,389         $   9,264        $   10,853
Ratio of operating expenses to average net assets                        0.18%(c)          0.18%             0.18%(c)
Ratio of net investment income to average net assets                     1.45%(c)          1.46%             1.20%(c)
Portfolio turnover                                                         36%               36%               37%
Ratio of operating expenses to average net assets
   without expenses reimbursed                                           0.81%(c)          1.04%             0.88%(c)


----------------------
(a) Munder Institutional S&P MidCap Index Equity Fund Class Y commenced operations on February 13, 1998.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method.



                       See Notes to Financial Statements

     Munder Institutional S&P SmallCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

     ---------------------------------------------------------------------------


                                                                                    Y SHARES
                                                         ---------------------------------------------------------------
                                                         PERIOD
                                                         ENDED             YEAR            YEAR           PERIOD
                                                         6/30/00           ENDED           ENDED          ENDED
                                                         (UNAUDITED)(D)    12/31/99(D)     12/31/98       12/31/97
                                                        ---------------------------------------------------------------
Net asset value, beginning of period                     $   10.91         $    10.00      $   10.23      $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.03               0.02           0.02            0.04
Net realized and unrealized gain on investments               0.74               1.02           0.84            0.26
                                                         ---------         ----------      ---------       ---------
Total from investment operations                              0.77               1.04           0.86            0.30
                                                         ---------         ----------      ---------       ---------
LESS DISTRIBUTIONS:
Distributions from net investment income                     (0.16)             (0.01)            --           (0.04)
Distributions from capital                                      --              (0.12)         (0.04)          (0.03)
                                                         ---------         ----------      ---------       ---------
Total distributions                                          (0.16)             (0.13)         (0.04)          (0.07)
                                                         ---------         ----------      ---------       ---------
Net asset value, end of period                           $   11.52         $    10.91      $   11.05(e)    $   10.23
                                                         =========         ==========      =========       =========
TOTAL RETURN (B)                                             17.30%             10.50%          8.41%           3.00%
                                                         =========         ==========      =========       =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $   7,038         $   22,834             --       $   2,559
Ratio of operating expenses to average net assets             0.18%(c)           0.18%(c)       0.18%(f)        0.18%(c)
Ratio of net investment income to average net assets          0.60%(c)           1.14%(c)       0.52%(f)        0.80%(c)
Portfolio turnover                                              67%                 3%            17%              8%
Ratio of operating expenses to average net assets
   without expenses reimbursed                                0.39%(c)           0.52%(c)       4.53%(f)        3.88%(c)


----------------------
(a) Munder Institutional S&P 500 SmallCap Index Equity Fund commenced operations on August 7, 1997. The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.
(e)  Reflects the net asset value on May 18, 1998.
(f)  Annualized based on the activity of the Fund through May 18, 1998.


                        See Note to Financial Statements

      Munder Institutional Short Term Treasury Fund (a)
             Financial Highlights, For a Share Outstanding Throughout The Period

      --------------------------------------------------------------------------


                                                                                   Y SHARES
                                                                                 ------------
                                                                                 PERIOD
                                                                                 ENDED
                                                                                 6/30/00
                                                                                 (UNAUDITED)
                                                                                 ------------
Net asset value, beginning of period                                             $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                   0.25
Net realized and unrealized gain on investments                                         0.01
                                                                                 -----------
Total from investment operations                                                        0.26
                                                                                 -----------
LESS DISTRIBUTIONS:
Distributions from net investment income                                               (0.24)
                                                                                 -----------
Total distributions                                                                    (0.24)
                                                                                 -----------
Net asset value, end of period                                                   $     10.02
                                                                                 ===========
TOTAL RETURN (B)                                                                        2.63%
                                                                                 ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                             $   121,546
Ratio of operating expenses to average net assets                                       0.19%(c)
Ratio of net investment income to average net assets                                    5.03%(c)
Portfolio Turnover                                                                         0%(d)
Ratio of operating expenses to average net assets
    without expenses reimbursed                                                         0.23%(c)


----------------------
(a) Munder Institutional Short Term Treasury Fund Class Y commenced operations on February 2, 2000.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Amount represents less than 1%.



                       See Notes to Financial Statements

     Munder Institutional Money Market Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

     ---------------------------------------------------------------------------


                                                                                             Y SHARES
                                                                                -----------------------------
                                                                                PERIOD
                                                                                ENDED              PERIOD
                                                                                6/30/00            ENDED
                                                                                (UNAUDITED)        12/31/99
                                                                                -----------------------------
Net asset value, beginning of period                                            $       1.00       $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                  0.030            0.050
                                                                                ------------       ----------
Total from investment operations                                                       0.030            0.050
                                                                                ------------       ----------
LESS DISTRIBUTIONS:
Distributions from net investment income                                              (0.030)          (0.050)
                                                                                ------------       ----------
Total distributions                                                                   (0.030)          (0.050)
                                                                                ------------       ----------
Net asset value, end of period                                                  $       1.00       $     1.00
                                                                                ============       ==========
TOTAL RETURN (B)                                                                        2.99%            5.09%
                                                                                ============       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                            $    141,431       $  102,535
Ratio of operating expenses to average net assets                                       0.20%(c)         0.20%(c)
Ratio of net investment income to average net assets                                    5.96%(c)         4.99%(c)
Ratio of operating expenses to average net assets
    without expenses reimbursed                                                         0.33%(c)         0.37%(c)


----------------------
(a) Munder Institutional Money Market Fund Class Y commenced operations on January 4, 1999.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.



                       See Notes to Financial Statements

                  The Munder Institutional Funds
                           Notes To Financial Statements, June 30, 2000


                  --------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional S&P SmallCap Index Equity Fund, the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Funds offer two classes of shares -- Class K and Class Y Shares. At June 30, 2000 the Class K Shares of the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund had not yet commenced operations. The Financial Highlights of Class K Shares of the Funds are presented in a separate annual report.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by Munder Capital Management (the "Advisor") or World Asset Management ("World"), a wholly owned subsidiary of Munder Capital Management, and under certain circumstances by a pricing committee, under the guidelines approved by supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Debt securities held by the Munder Institutional Money Market Fund are also valued on an amortized cost basis, which approximates current market value. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Munder Institutional Money Market Fund is performed pursuant to procedures established by the Board of Directors. The Munder Institutional Money Market Fund seeks to maintain a net asset value per share of $1.00.

     Futures Contracts: Each of the Funds (except Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund) may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the

                  The Munder Institutional Funds
                           Notes To Financial Statements, June 30, 2000
                                    (Continued)

                  --------------------------------------------------------------

seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a fund in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a fund seeks to assert its rights. The Advisor or World, acting under the guidelines approved by the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as other income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Funds are allocated to each Fund based on relative net assets of each Fund.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Funds. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     As determined at December 31, 1999, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

                  The Munder Institutional Funds
                           Notes To Financial Statements, June 30, 2000
                                    (Continued)

                  --------------------------------------------------------------

2.   INVESTMENT ADVISORS AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, World is entitled to receive from each Fund, a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:


                                                                                                        FEES ON AVERAGE
                                                                                                       DAILY NET ASSETS
                                                                                                       ----------------
     Munder Institutional S&P 500 Index Equity Fund                                                               0.07%
     Munder Institutional S&P MidCap Index Equity Fund                                                            0.15%
     Munder Institutional S&P SmallCap Index Equity Fund                                                          0.15%


     For its advisory services, the Advisor is entitled to receive from the Fund, a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rate:


                                                                                                        FEES ON AVERAGE
                                                                                                       DAILY NET ASSETS
                                                                                                       ----------------
     Munder Institutional Short Term Treasury                                                                     0.20%
     Munder Institutional Money Market Fund                                                                       0.20%


     The Advisor or World voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended June 30, 2000, as follows:


                                                                                                               EXPENSES
                                                                                      FEES WAIVED            REIMBURSED
                                                                                      -----------            ----------
     Munder Institutional S&P 500 Index Equity Fund                                   $    46,911            $   70,474
     Munder Institutional S&P MidCap Index Equity Fund                                      9,659                30,887
     Munder Institutional S&P SmallCap Index Equity Fund                                   37,344                15,557
     Munder Institutional Short Term Treasury                                                   -                18,819
     Munder Institutional Money Market Fund                                                     -                81,963

     Comerica Inc. ("Comerica") through its wholly owned subsidiary Comerica Bank, owns approximately 95% of the Advisor. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $18,946 for its shareholder services to the Funds for the period ended June 30, 2000.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($43,750 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. No officer, director or employee of the Advisor, World or Comerica received any compensation from the Company.

3.   SECURITIES TRANSACTIONS

     For the period ended June 30, 2000, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:


                                                                                        PURCHASES                 SALES
                                                                                        ---------                 -----
     Munder Institutional S&P 500 Index Equity Fund                               $    59,300,332       $    53,949,617
     Munder Institutional S&P MidCap Index Equity Fund                                  6,511,584             4,219,465
     Munder Institutional S&P SmallCap Index Equity Fund                               42,211,875            33,377,570

                  The Munder Institutional Funds
                           Notes To Financial Statements, June 30, 2000
                                    (Continued)

                  --------------------------------------------------------------


     At June 30, 2000, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                                                       TAX BASIS             TAX BASIS
                                                                                      UNREALIZED            UNREALIZED
                                                                                    APPRECIATION          DEPRECIATION
                                                                                    ------------          ------------
     Munder Institutional S&P 500 Index Equity Fund                               $    16,274,805       $     9,420,984
     Munder Institutional S&P MidCap Index Equity Fund                                  1,694,425             2,009,173
     Munder Institutional S&P SmallCap Index Equity Fund                                7,785,611             4,615,301

4.   ORGANIZATION COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

5.   COMMON STOCK

     At June 30, 2000, twenty-five million for the Munder Institutional Short Term Treasury Fund and five billion shares for the Munder Institutional Money Market Fund of $0.001 par value common stock were authorized for the Class Y Shares of the Funds. Changes in common stock were as follows:

      MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
      CLASS Y SHARES


                                                               PERIOD ENDED                           YEAR ENDED
                                                                  6/30/00                               12/31/99
                                                     ----------------------------------    --------------------------------
                                                             SHARES            AMOUNT               SHARES           AMOUNT
                                                             ------            ------               ------           ------
     Sold                                                 3,970,355    $   57,002,763            3,085,258   $   43,488,605
     Issued as reinvestment of dividends                        412             6,134               70,004          977,253
     Redeemed                                            (4,783,655)      (65,877,196)            (496,466)      (6,709,388)
                                                     --------------    --------------       --------------   --------------
     Net increase/(decrease)                               (312,888)   $   (8,868,299)           2,658,796   $   37,756,470
                                                     ==============    ==============       ==============   ==============

      MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
      CLASS Y SHARES

                                                                PERIOD ENDED                          YEAR ENDED
                                                                   6/30/00                             12/31/99
                                                     ----------------------------------    --------------------------------
                                                             SHARES            AMOUNT               SHARES           AMOUNT
                                                             ------            ------               ------           ------
     Sold                                                    47,318    $      517,015              182,028   $    1,789,092
     Issued as reinvestment of dividends                          -                 -                    -                -
     Redeemed                                              (104,106)       (1,658,960)            (261,425)      (3,000,270)
                                                     --------------   ---------------       --------------   --------------
     Net decrease                                           (56,788)   $     (651,945)             (79,397)  $   (1,211,178)
                                                     ==============    ==============       ==============   ==============

      MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
      CLASS Y SHARES

                                                                PERIOD ENDED                          PERIOD ENDED
                                                                  6/30/00                             12/31/99 (A)
                                                     ----------------------------------    --------------------------------
                                                             SHARES            AMOUNT               SHARES           AMOUNT
                                                             ------            ------               ------           ------
     Sold                                                   582,702    $    6,570,333            2,067,432   $   21,231,621
     Issued as reinvestment of dividends                          -                 -               25,715          260,249
     Redeemed                                            (2,064,862)      (23,863,555)                   -                -
                                                     --------------    --------------       --------------   --------------
     Net increase/(decrease)                             (1,482,160)   $  (17,293,222)           2,093,147   $   21,491,870
                                                     ==============    ==============       ==============   ==============

      ---------------
         (a) Munder Institutional S&P SmallCap Index Equity Fund Class Y commenced operations on August 7, 1997. The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.

                  The Munder Institutional Funds
                           Notes To Financial Statements, June 30, 2000
                                    (Continued)

                  --------------------------------------------------------------

      MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
      CLASS Y SHARES


                                                               PERIOD ENDED
                                                                6/30/00 (A)
                                                     --------------------------------
                                                             SHARES            AMOUNT
                                                             ------            ------
     Sold                                                11,850,664    $  118,549,160
     Issued as reinvestment of dividends                    275,093         2,752,377
     Redeemed                                                     -                 -
                                                     --------------    --------------
     Net increase                                        12,125,757    $  121,301,537
                                                     ==============    ==============

     ---------------
         (a) Munder Institutional Short Term Treasury Fund commenced operations on February 2, 2000.

      MUNDER INSTITUTIONAL MONEY MARKET FUND
      Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.


                                                               PERIOD ENDED          PERIOD ENDED
     CLASS Y SHARES                                               6/30/00            12/31/99 (A)
                                                              ---------------       ---------------
                                                                       AMOUNT                AMOUNT
                                                                       ------                ------
     Sold                                                     $   125,813,884       $   206,839,370
     Issued as reinvestment of dividends                                    -                     -
     Redeemed                                                     (86,918,744)         (104,303,877)
                                                              ---------------      ----------------
     Net increase                                             $    38,895,140       $   102,535,493
                                                              ===============       ===============

      --------------
         (a) Munder Institutional Money Market Fund commenced operations on January 4, 1999.

BOARD OF DIRECTORS

             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             Thomas B. Bender
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert

OFFICERS
             James C. Robinson, President
             Leonard J. Barr II, Vice President
             Elyse G. Essick, Vice President
             Michael T. Monahan, Vice President
             Mary Ann Shumaker, Assistant Secretary
             Libby E. Wilson, Assistant Secretary and Treasurer
             Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009

TRANSFER AGENT
             PFPC Global Fund Services
             4400 Computer Drive
             Westborough, MA 01581

ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110

DISTRIBUTOR
             Funds Distributor, Inc.
             60 State Street
             Boston, MA 02109

LEGAL COUNSEL
             Dechert
             1775 Eye Street, N.W.
             Washington, D.C. 20006

INDEPENDENT AUDITORS
             Ernst & Young, LLP
             200 Clarendon Street
             Boston, MA 02116

                                                                The Munder Funds

    SANNINSTIY600

    Investment Advisor: Munder Capital Management
    Distributed by: Funds Distributor, Inc.                         [UNION LOGO]